NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2024

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 1 (AMVGG1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)1

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE) M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA) M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC) MFS(R)

Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund - Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 5, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 18, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 30, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 2, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 5, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 16, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from August 17, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from November 28, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from November 30, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from December 6, 2023 (inception) to December 31, 2023.

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from December 13, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from December 19, 2023 (inception) to December 31, 2023.

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from December 29, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 14, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 18, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 21, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 24, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	562	$ 18,333	$ 18,425	$ -	$ 18,425	$ -	$ 18,425
ALVDAA	13,818	145,212	135,005	48	135,053	-	135,053
ALVGIA	5,808	186,111	184,010	-	184,010	-	184,010
ALVIVB	19,522	274,742	294,005	-	294,005	-	294,005
ALVSVA	297,424	5,255,196	5,448,800	197	5,448,997	-	5,448,997
ALVSVB	223	3,725	4,014	-	4,014	1	4,013
APTGBS	4,070	110,147	108,275	-	108,275	-	108,275
ALCAI2	499	52,804	57,829	1	57,830	-	57,830
WFVSCG	168,117	1,721,557	1,568,529	-	1,568,529	696	1,567,833
AAEIP3	7,698	111,847	109,932	1	109,933	-	109,933
AFGF	8,311	957,887	1,059,365	2	1,059,367	-	1,059,367
AMVAA2	287,820	7,284,457	7,382,580	1	7,382,581	-	7,382,581
AMVAA4	40	1,038	1,021	-	1,021	-	1,021
AMVBC4	288,851	4,161,485	4,719,821	85	4,719,906	-	4,719,906
AMVBD4	10,758	99,446	97,574	-	97,574	-	97,574
AMVGG1	7,129	264,626	263,130	-	263,130	-	263,130
AMVGI1	15,619	1,029,304	1,086,939	1	1,086,940	-	1,086,940
AMVGI4	2,173	126,318	145,922	-	145,922	-	145,922
AMVGR4	2,492	274,563	305,015	1	305,016	-	305,016
AMVGS4	8,520	143,350	144,927	-	144,927	-	144,927
AMVGV2	80,895	790,249	765,265	-	765,265	-	765,265
AMVI4	7,198	120,161	125,674	-	125,674	-	125,674
AMVNW1	2,524	72,393	67,323	-	67,323	-	67,323
AMVNW2	186,588	4,785,450	4,912,854	-	4,912,854	38	4,912,816
AMVNW4	13,564	343,444	354,024	-	354,024	1	354,023
AMVWM1	56,886	934,597	959,103	-	959,103	-	959,103
PIVMV2	21,576	238,595	242,945	-	242,945	-	242,945
PIVSI2	907	7,937	8,006	-	8,006	-	8,006
BRVGA1	950,128	15,964,728	15,658,107	2,688	15,660,795	-	15,660,795
BRVHY3	54,680	362,418	377,293	1,964	379,257	-	379,257
BRVHYI	909,071	6,389,147	6,281,680	34,296	6,315,976	-	6,315,976
BRVTR1	38,712	390,689	384,026	1,352	385,378	-	385,378
BRVTR3	15,158	150,852	148,553	606	149,159	-	149,159
MLVGA2	94,129	1,580,809	1,539,946	-	1,539,946	1	1,539,945
MLVGA3	3,551	46,672	45,773	-	45,773	-	45,773
DSIF	350,613	19,465,056	27,964,899	1,353	27,966,252	-	27,966,252
DVSCS	295,182	5,134,952	5,723,576	-	5,723,576	420	5,723,156
CLSCV1	3,704	45,267	49,748	-	49,748	-	49,748
CLVGT2	17,499	443,041	494,509	-	494,509	14	494,495
CLVLD1	3,582	34,237	34,206	-	34,206	-	34,206
DWVSVS	60,143	2,025,175	2,420,748	123	2,420,871	-	2,420,871
DFVEA	125,110	1,900,930	1,984,245	-	1,984,245	-	1,984,245
DFVGB	2,755,426	28,195,401	26,837,852	8,064	26,845,916	-	26,845,916
DFVGMI	761,336	11,570,221	12,447,838	318	12,448,156	-	12,448,156
DFVIPS	694,210	6,989,552	6,227,060	550	6,227,610	-	6,227,610
DFVIS	3,115,725	37,524,701	36,111,247	-	36,111,247	1,322	36,109,925
DFVIV	3,399,226	42,423,404	46,399,439	-	46,399,439	616	46,398,823
DFVSTF	2,446,196	24,941,126	24,633,192	9,381	24,642,573	-	24,642,573
DFVULV	1,702,037	49,160,707	55,401,298	5,652	55,406,950	-	55,406,950
DFVUTV	1,874,862	37,261,606	42,315,634	1,322	42,316,956	-	42,316,956
DSGIBA	473,900	10,652,051	11,207,733	-	11,207,733	8,653	11,199,080
DSVCGA	216,621	8,156,901	9,524,835	69	9,524,904	-	9,524,904
FQB	59,331	642,159	606,368	117	606,485	-	606,485

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FB2	8,282	182,339	196,208	-	196,208	-	196,208
FC2	3,245	175,979	180,088	-	180,088	-	180,088
FCP	7,814	466,495	452,724	-	452,724	-	452,724
FCS	617,352	31,620,331	35,485,366	712	35,486,078	-	35,486,078
FDSCS2	21,087	377,606	396,234	-	396,234	-	396,234
FEIS	520,862	12,266,590	13,729,930	3,275	13,733,205	-	13,733,205
FEMS	981,668	11,767,068	11,299,000	469	11,299,469	-	11,299,469
FF10S	135,071	1,693,307	1,550,617	115	1,550,732	-	1,550,732
FF20S	280,534	3,800,491	3,545,954	43	3,545,997	-	3,545,997
FF30S	701,241	10,090,834	11,458,285	-	11,458,285	91	11,458,194
FG2	13,090	1,269,761	1,213,995	-	1,213,995	30	1,213,965
FGO2	832	68,088	66,847	-	66,847	-	66,847
FGP	4,167	459,840	403,981	1	403,982	-	403,982
FGS	1,143,579	107,492,679	109,726,434	3,843	109,730,277	-	109,730,277
FIGBP	19,037	214,437	209,032	-	209,032	-	209,032
FIGBP2	11,659	125,300	123,817	-	123,817	-	123,817
FIGBS	795,534	9,444,961	8,599,726	-	8,599,726	-	8,599,726
FMC2	10,775	405,912	382,305	-	382,305	-	382,305
FMCS	328,187	11,704,633	12,116,656	-	12,116,656	2,014	12,114,642
FNRS2	478,624	10,602,660	11,979,964	4,682	11,984,646	-	11,984,646
FOS	393,944	9,626,522	9,970,728	5,557	9,976,285	-	9,976,285
FRESS	312,967	5,606,341	5,495,706	586	5,496,292	-	5,496,292
FVICA2	7,210	162,284	162,010	-	162,010	1	162,009
FVSS	863	12,281	13,318	1	13,319	-	13,319
FVSS2	84,293	1,412,898	1,325,923	83	1,326,006	-	1,326,006
FEOVF	2,837	67,248	66,408	-	66,408	-	66,408
FTVDM2	43,477	394,325	367,383	-	367,383	-	367,383
FTVFA1	111,979	568,804	592,368	260	592,628	-	592,628
FTVFA2	254,496	1,438,868	1,333,559	-	1,333,559	-	1,333,559
FTVGB1	302,669	4,615,487	3,650,189	532	3,650,721	-	3,650,721
FTVGI2	64,211	986,740	730,723	25	730,748	-	730,748
FTVIS1	308,387	4,768,805	4,662,810	1,021	4,663,831	-	4,663,831
FTVIS2	32,743	483,937	470,189	-	470,189	45	470,144
FTVMD1	50,476	983,827	927,246	-	927,246	-	927,246
FTVSC1	1,860	36,004	35,321	-	35,321	-	35,321
FTVSVI	210,556	2,964,735	3,225,715	-	3,225,715	650	3,225,065
FTVUG1	25,972	273,908	270,887	-	270,887	-	270,887
TIF2	38,921	505,025	535,555	17	535,572	-	535,572
GVGMNS	10,390	122,328	127,801	142	127,943	-	127,943
GVMSAS	60,552	546,217	540,734	17	540,751	-	540,751
GVFRB	3,232	81,343	80,584	-	80,584	1	80,583
GVTRBE	924	13,408	13,194	-	13,194	-	13,194
RBF	709	59,294	53,059	-	53,059	-	53,059
RBKF	378	39,516	43,978	-	43,978	-	43,978
RELF	293	73,957	68,640	-	68,640	-	68,640
RESF	6	1,992	1,864	2	1,866	-	1,866
RHCF	73	6,312	5,750	-	5,750	-	5,750
RINF	72	6,931	7,583	-	7,583	-	7,583
ROF	694	60,207	59,720	-	59,720	-	59,720
RPMF	206	9,674	8,284	-	8,284	-	8,284
RREF	90	3,561	3,407	-	3,407	-	3,407
RTEC	241	48,810	51,192	2	51,194	-	51,194
RTEL	704	47,048	44,787	-	44,787	-	44,787

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
RTRF	6	506	525	-	525	-	525
RUTL	1,380	50,266	51,673	-	51,673	-	51,673
RVARS	42,298	1,106,742	1,004,155	268	1,004,423	-	1,004,423
RVLCG	192	9,170	10,738	-	10,738	-	10,738
RVLCV	158	9,939	9,574	-	9,574	-	9,574
RVMCV	87	4,285	4,374	-	4,374	-	4,374
RVMFU	3,469	62,178	57,374	-	57,374	-	57,374
RVSCG	311	16,948	16,450	-	16,450	-	16,450
RVSCV	76	6,233	6,481	-	6,481	-	6,481
ACEG	2,381	173,527	189,361	-	189,361	-	189,361
AVMCCI	34,771	356,037	388,043	78	388,121	-	388,121
IVBRA1	1,786,585	16,848,340	15,132,373	-	15,132,373	3,766	15,128,607
IVCPBI	17,560	99,131	100,095	-	100,095	-	100,095
IVDDI	3,845	97,216	99,512	-	99,512	-	99,512
IVRE	105	1,385	1,412	-	1,412	-	1,412
OVAG	8,605	586,259	671,437	172	671,609	-	671,609
OVGS	234,365	9,156,755	9,372,276	255	9,372,531	-	9,372,531
OVIG	5,346,415	11,379,444	9,837,404	1,960	9,839,364	-	9,839,364
OVSB	96,728	456,946	414,961	63	415,024	-	415,024
OVSC	279,226	7,594,595	8,167,355	-	8,167,355	755	8,166,600
WRASP	1,282,692	11,453,384	11,916,208	4,880	11,921,088	-	11,921,088
WRBDP	234,406	1,203,537	1,089,989	484	1,090,473	-	1,090,473
WRBP	158,922	974,716	978,959	217	979,176	-	979,176
WRCEP	138,546	1,701,345	1,988,139	872	1,989,011	-	1,989,011
WRENG	91,702	300,800	429,165	164	429,329	-	429,329
WRGNR	154,838	600,341	689,031	227	689,258	-	689,258
WRGP	229,070	2,199,220	2,448,757	915	2,449,672	-	2,449,672
WRHIP	1,259,196	3,964,272	3,689,443	1,033	3,690,476	-	3,690,476
WRI2P	49,064	758,657	810,529	500	811,029	-	811,029
WRIP	580,187	2,005,827	2,117,682	1,131	2,118,813	-	2,118,813
WRLTBP	78,427	374,042	368,606	-	368,606	169	368,437
WRMCG	276,662	3,664,305	2,747,253	606	2,747,859	-	2,747,859
WRPAP	446,971	1,839,858	1,814,703	590	1,815,293	-	1,815,293
WRPCP	85,722	395,552	366,889	-	366,889	981	365,908
WRPMAP	2,599,749	11,742,209	10,840,952	7,741	10,848,693	-	10,848,693
WRPMAV	128,512	601,798	586,016	-	586,016	1	586,015
WRPMCP	159,155	709,661	674,815	2,125	676,940	-	676,940
WRPMCV	240	980	798	-	798	-	798
WRPMMV	88,643	425,328	379,391	-	379,391	2	379,389
WRPMP	1,527,179	6,751,713	6,307,247	2,621	6,309,868	-	6,309,868
WRSCP	211,529	1,567,889	1,389,744	416	1,390,160	-	1,390,160
WRSCV	36,166	434,823	473,771	-	473,771	128	473,643
WRSTP	121,596	3,128,006	3,537,223	1,224	3,538,447	-	3,538,447
WRVP	138,978	739,637	650,417	173	650,590	-	650,590
JABIN	214	9,541	10,957	-	10,957	-	10,957
JACAS	122,473	4,934,178	6,253,464	-	6,253,464	70	6,253,394
JAEI	128,194	10,183,305	10,791,340	318	10,791,658	-	10,791,658
JAFBS	4,309	47,000	46,842	-	46,842	-	46,842
JAGSEI	17,796	193,376	204,651	-	204,651	-	204,651
JAGTS	3,679,332	56,839,428	77,854,670	2,204	77,856,874	-	77,856,874
JAIG	562	25,587	24,679	-	24,679	-	24,679
JAIGS	100,942	3,551,986	4,216,352	-	4,216,352	809	4,215,543
JAMGS	274,715	19,553,265	20,526,718	644	20,527,362	-	20,527,362

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
JAWGS	1,152	80,948	80,585	1	80,586	-	80,586
JMCVIN	1,018	17,896	18,945	-	18,945	-	18,945
LPVCII	62,464	1,436,674	1,324,245	-	1,324,245	-	1,324,245
LVCLGI	32,130	1,534,388	1,523,915	1	1,523,916	-	1,523,916
SBVSG	590	16,562	16,346	-	16,346	-	16,346
SBVSG2	11,447	289,072	291,555	1	291,556	-	291,556
LACIP2	1,271,349	11,725,672	11,681,155	4,321	11,685,476	-	11,685,476
LACIPS	53,269	491,094	488,158	-	488,158	9	488,149
LACMV2	210,222	4,031,787	4,132,330	100	4,132,430	-	4,132,430
LOVBD	1,144	11,927	11,902	-	11,902	-	11,902
LOVTRC	1,593,859	23,804,406	22,138,705	3,763	22,142,468	-	22,142,468
MFBIE	207,315	2,657,805	2,842,286	409	2,842,695	-	2,842,695
MFBOV	356,641	5,017,625	5,592,135	333	5,592,468	-	5,592,468
MFFCA	222,730	5,867,595	5,474,698	231	5,474,929	-	5,474,929
MFTCG	231,786	7,120,388	7,674,432	698	7,675,130	-	7,675,130
MMCGSC	78,728	625,224	618,802	-	618,802	-	618,802
MNDIC	308,953	5,463,032	4,266,643	314	4,266,957	-	4,266,957
MNDSC	7,934	84,116	85,286	-	85,286	-	85,286
MV2IGI	883	17,674	21,142	1	21,143	-	21,143
MV2RIS	7,963	140,075	134,249	-	134,249	-	134,249
MV3LMI	14,410	145,831	145,541	-	145,541	-	145,541
MV3LMS	5,217	52,349	52,744	-	52,744	-	52,744
MV3MVI	921,487	9,369,920	9,758,549	-	9,758,549	2,977	9,755,572
MVFIC	1,405,039	29,403,632	30,390,995	-	30,390,995	2,148	30,388,847
MVIGIC	712,353	10,894,062	11,248,057	-	11,248,057	1,969	11,246,088
MVIVIC	423,588	11,949,065	12,618,694	1,329	12,620,023	-	12,620,023
MVIVSC	1,840	43,259	53,685	-	53,685	-	53,685
MVUIC	81,310	2,828,997	2,782,436	28	2,782,464	-	2,782,464
DTRTFB	189,338	1,666,227	1,516,601	78	1,516,679	-	1,516,679
DTRTFY	1,304	11,032	10,458	-	10,458	-	10,458
EIF	212,967	4,189,218	4,308,321	7	4,308,328	-	4,308,328
GBF	224,707	2,203,093	2,078,537	145	2,078,682	-	2,078,682
GEM	1,450,526	17,228,242	15,941,278	-	15,941,278	2,250	15,939,028
GIG	120,743	1,323,427	1,409,074	249	1,409,323	-	1,409,323
GVAAA2	2,989,705	77,449,451	84,967,415	-	84,967,415	108,069	84,859,346
GVABD2	108,441	1,256,747	1,192,856	249	1,193,105	-	1,193,105
GVAGG2	215,533	7,302,191	8,076,024	92	8,076,116	-	8,076,116
GVAGI2	67,317	3,911,771	4,968,652	1,719	4,970,371	-	4,970,371
GVAGR2	101,011	10,136,004	13,792,071	646	13,792,717	-	13,792,717
GVDMA	963,228	10,307,552	9,747,865	2	9,747,867	-	9,747,867
GVDMC	63,196	653,251	616,797	-	616,797	2	616,795
GVEX1	29,668,771	310,933,150	336,443,868	-	336,443,868	44,006	336,399,862
GVEXD	296,567	3,009,037	3,389,762	5	3,389,767	-	3,389,767
GVIDA	192,469	2,141,299	2,213,388	1	2,213,389	-	2,213,389
GVIDC	50,783	512,388	496,658	1	496,659	-	496,659
GVIDM	481,838	4,805,882	4,543,729	-	4,543,729	45	4,543,684
GVIX2	271,112	2,822,221	2,846,678	552	2,847,230	-	2,847,230
GVIXY	24,213	254,724	255,206	-	255,206	-	255,206
HIBF	707,738	4,442,862	4,119,036	1,694	4,120,730	-	4,120,730
IDPG	608,150	6,537,668	6,847,765	2	6,847,767	-	6,847,767
IDPGI	214,360	2,285,084	2,392,262	-	2,392,262	1	2,392,261
MCIF	1,366,073	27,923,642	27,526,363	1,076	27,527,439	-	27,527,439
MCIFD	11,768	238,010	237,955	-	237,955	2	237,953

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MSBF	350,324	3,103,203	3,030,303	262	3,030,565	-	3,030,565
NCPG	695,974	8,122,777	9,513,965	6	9,513,971	-	9,513,971
NCPGI	654,997	7,415,243	8,416,709	-	8,416,709	62	8,416,647
NJNDE2	13,225	261,820	277,861	-	277,861	-	277,861
NVAMV1	230,641	3,503,481	4,086,957	-	4,086,957	16	4,086,941
NVAMVX	273,321	4,652,020	4,835,048	75	4,835,123	-	4,835,123
NVBX	1,182,820	11,321,250	10,669,036	476	10,669,512	-	10,669,512
NVBXD	37,724	351,647	340,643	2	340,645	-	340,645
NVCBD1	324,779	3,397,532	2,916,516	302	2,916,818	-	2,916,818
NVCCA1	3,409,268	35,975,919	40,877,129	-	40,877,129	99,592	40,777,537
NVCCAY	158,885	1,911,383	2,059,146	-	2,059,146	-	2,059,146
NVCCN1	318,123	3,281,297	3,486,630	15	3,486,645	-	3,486,645
NVCCNY	10,503	115,370	117,736	-	117,736	-	117,736
NVCMA1	7,676,000	72,600,664	88,888,081	149,899	89,037,980	-	89,037,980
NVCMAY	81,203	1,012,915	1,007,724	-	1,007,724	-	1,007,724
NVCMC1	368,734	3,884,175	4,303,128	-	4,303,128	16	4,303,112
NVCMD1	3,509,765	37,630,124	42,503,259	-	42,503,259	147,809	42,355,450
NVCMDY	59,218	775,616	768,061	-	768,061	-	768,061
NVCRA1	4,873,966	53,860,257	69,015,355	-	69,015,355	129,910	68,885,445
NVCRAY	213,031	3,214,756	3,216,772	-	3,216,772	51	3,216,721
NVCRB1	1,348,822	14,839,843	16,415,164	194	16,415,358	-	16,415,358
NVCRBY	41,852	540,663	536,962	-	536,962	-	536,962
NVDBL2	22,560	317,407	318,325	-	318,325	882	317,443
NVDBLP	720,848	9,947,538	10,185,585	-	10,185,585	5,172	10,180,413
NVDCAP	995,755	13,520,525	13,731,455	-	13,731,455	727	13,730,728
NVDMAP	11,993,745	126,892,552	120,417,196	10,318	120,427,514	-	120,427,514
NVDMCP	275,772	2,724,209	2,683,264	210	2,683,474	-	2,683,474
NVFIII	244,175	2,377,665	2,280,596	-	2,280,596	-	2,280,596
NVFIY	5,369	50,235	49,448	-	49,448	-	49,448
NVGEII	245,184	4,340,156	4,459,891	-	4,459,891	100	4,459,791
NVGEY	48,746	802,502	842,811	-	842,811	16	842,795
NVIDAP	4,638,709	50,900,028	53,113,222	2,954	53,116,176	-	53,116,176
NVIDCP	395,453	3,898,843	3,871,485	682	3,872,167	-	3,872,167
NVIDMP	3,782,924	37,936,609	35,559,489	-	35,559,489	18,340	35,541,149
NVIE6	5,475	53,924	63,077	1	63,078	-	63,078
NVIX	1,325,574	13,875,638	13,945,035	91	13,945,126	-	13,945,126
NVLCP1	2,336,090	25,321,573	22,753,515	1,736	22,755,251	-	22,755,251
NVMIG1	360,643	3,777,448	2,755,309	29	2,755,338	-	2,755,338
NVMIVX	396,116	3,895,131	4,559,300	47	4,559,347	-	4,559,347
NVMLG1	1,742,770	15,134,112	17,044,293	487	17,044,780	-	17,044,780
NVMM2	642,947	642,947	642,947	293	643,240	-	643,240
NVMMG1	933,523	9,553,777	6,936,078	-	6,936,078	116	6,935,962
NVMMV1	1,339,743	10,714,193	10,825,124	2,774	10,827,898	-	10,827,898
NVMMV2	70,536	613,132	575,577	-	575,577	29	575,548
NVNMO1	132,290	1,503,096	1,322,903	379	1,323,282	-	1,323,282
NVNSR2	157,515	2,046,401	1,789,375	116	1,789,491	-	1,789,491
NVOLG1	1,356,477	27,681,403	34,752,953	-	34,752,953	1,043	34,751,910
NVRE1	2,129,388	15,048,820	16,992,515	216	16,992,731	-	16,992,731
NVSIX2	2,865,620	23,819,221	24,644,333	722	24,645,055	-	24,645,055
NVSIXD	89,360	715,561	784,580	-	784,580	8	784,572
NVSTB1	655,103	6,401,947	6,374,156	359	6,374,515	-	6,374,515
NVSTB2	4,630	45,990	44,867	1,047	45,914	-	45,914
NVTIV3	48,063	510,747	558,013	-	558,013	5	558,008

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
SAM	29,292,535	29,292,535	29,292,535	-	29,292,535	64	29,292,471
SAM5	44,585,641	44,585,641	44,585,641	-	44,585,641	107,868	44,477,773
SAMY	8,054,597	8,054,597	8,054,597	-	8,054,597	13	8,054,584
SCF	181,843	3,565,889	3,631,409	-	3,631,409	218	3,631,191
SCGF	886,640	14,371,235	14,744,823	228	14,745,051	-	14,745,051
SCVF	497,888	4,415,345	4,914,157	-	4,914,157	193	4,913,964
TRF	452,087	9,661,546	10,398,011	65	10,398,076	-	10,398,076
AMMCGS	3,324	88,258	88,483	-	88,483	-	88,483
AMSRS	4,613	123,915	184,212	2	184,214	-	184,214
AMTB	56,615	579,660	546,900	14	546,914	-	546,914
NASCV	518	22,814	22,959	-	22,959	-	22,959
NOTAG1	1,337	27,194	28,059	-	28,059	-	28,059
NOTAG2	165,731	3,448,988	3,422,340	-	3,422,340	51	3,422,289
NOTB3	167,382	2,649,614	2,373,483	33	2,373,516	-	2,373,516
NOTBE2	57,746	815,086	806,713	-	806,713	1	806,712
NOTC2	7,341	94,127	93,379	-	93,379	-	93,379
NOTG3	356,660	5,223,520	4,501,054	868	4,501,922	-	4,501,922
NOTGR1	1,766	35,003	35,868	-	35,868	-	35,868
NOTGR2	78,701	1,590,955	1,555,912	-	1,555,912	-	1,555,912
NOTMD1	370	5,522	5,669	-	5,669	-	5,669
NOTMD2	25,689	378,697	375,571	-	375,571	-	375,571
NOTMG3	264,759	2,955,857	3,298,896	3	3,298,899	-	3,298,899
MNCPS2	3,799	55,182	57,477	-	57,477	-	57,477
PMVAAA	83,703	870,364	735,746	90	735,836	-	735,836
PMVEBA	80	853	853	-	853	-	853
PMVFBA	110,085	961,899	778,297	7	778,304	-	778,304
PMVHYA	5	33	34	-	34	-	34
PMVID	43,605	438,387	431,252	-	431,252	4	431,248
PMVLDA	541,586	5,447,969	5,220,888	227	5,221,115	-	5,221,115
PMVRRA	7,505	86,317	86,379	-	86,379	-	86,379
PMVRSA	1,194,809	8,005,212	6,511,709	1,978	6,513,687	-	6,513,687
PMVTRA	20,946	190,772	189,354	-	189,354	45	189,309
PVGCBA	1,088	9,401	9,538	-	9,538	-	9,538
PVSTA	88,431	909,395	912,612	7	912,619	-	912,619
PVEIIA	348,552	10,209,079	11,481,299	2,218	11,483,517	-	11,483,517
PVIVIA	90,056	1,027,675	1,100,479	-	1,100,479	1	1,100,478
PVNOB	16,770	762,031	809,992	-	809,992	-	809,992
ROCMC	3,032	30,343	29,561	-	29,561	-	29,561
TRBCG2	444	22,099	25,005	-	25,005	1	25,004
TRHS2	22,148	1,060,607	1,054,683	52	1,054,735	-	1,054,735
TRHSP	876,287	46,621,511	44,918,483	9,944	44,928,427	-	44,928,427
TRMCG2	21,783	617,274	579,209	-	579,209	27	579,182
VWEM	491	4,787	4,506	-	4,506	-	4,506
VWHA	140,605	3,849,281	3,540,429	355	3,540,784	-	3,540,784
VVB	12,707	297,740	314,763	-	314,763	1	314,762
VVCG	10,948	507,089	557,679	-	557,679	7	557,672
VVDV	7,932	117,580	132,063	-	132,063	4	132,059
VVEI	16,231	381,064	406,745	-	406,745	5	406,740
VVEIX	14,941	934,233	1,077,834	-	1,077,834	21	1,077,813
VVG	16,043	468,666	539,683	-	539,683	-	539,683
VVGBI	406	7,464	7,470	-	7,470	-	7,470
VVHGB	102,790	1,055,595	1,075,179	-	1,075,179	-	1,075,179
VVHYB	7,762	54,385	57,442	-	57,442	-	57,442

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VVI	25,766	649,649	659,612	-	659,612	-	659,612
VVMA	34,508	1,052,119	1,061,128	-	1,061,128	-	1,061,128
VVMCI	19,024	445,161	510,603	-	510,603	5	510,598
VVREI	31,522	356,098	370,070	1	370,071	-	370,071
VVSTC	17,730	180,511	184,748	-	184,748	-	184,748
VVTISI	49,284	972,806	1,053,682	1	1,053,683	-	1,053,683
VVTSM	50,289	2,413,148	2,824,238	-	2,824,238	1	2,824,237
VRVDRA	4,133	84,589	86,665	-	86,665	-	86,665
VRVDRI	98,144	1,920,185	2,047,291	-	2,047,291	209	2,047,082

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	ALVSVB	APTGBS	ALCAI2
Reinvested dividends	$-	1,708	2,109	6,766	46,776	22	471	-

Net investment income (loss)	-	1,708	2,109	6,766	46,776	22	471	-

Realized gain (loss) on investments	147	(2,708)	5,005	5,664	(27,762)	2	6,366	3,736
Change in unrealized gain (loss) on investments	(17)	13,782	(2,312)	483	225,750	80	(2,082)	4,530

Net gain (loss) on investments	130	11,074	2,693	6,147	197,988	82	4,284	8,266

Reinvested capital gains	42	-	5,011	-	266,340	173	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172	12,782	9,813	12,913	511,104	277	4,755	8,266

Investment Activity*:	WFVSCG	AAEIP3	AFGF	AMVAA2	AMVAA4	AMVBC4	AMVBD4	AMVGG1
Reinvested dividends	$-	3,727	3,987	123,345	8	61,558	6,825	3,304

Net investment income (loss)	-	3,727	3,987	123,345	8	61,558	6,825	3,304

Realized gain (loss) on investments	(57,353)	618	3,555	19,256	3	74,334	(636)	27
Change in unrealized gain (loss) on investments	328,880	(1,850)	101,478	98,187	(18)	386,744	(2,297)	(1,497)

Net gain (loss) on investments	271,527	(1,232)	105,033	117,443	(15)	461,078	(2,933)	(1,470)

Reinvested capital gains	-	2,996	3,830	65,287	-	25,757	-	827

Net increase (decrease) in contract owners’ equity resulting from operations	$271,527	5,491	112,850	306,075	(7)	548,393	3,892	2,661

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AMVGI1	AMVGI4	AMVGR4	AMVGS4	AMVGV2	AMVI4	AMVNW1	AMVNW2
Reinvested dividends	$11,463	1,329	420	636	27,813	1,250	821	67,551

Net investment income (loss)	11,463	1,329	420	636	27,813	1,250	821	67,551

Realized gain (loss) on investments	1,870	13,400	34,228	623	94,330	762	43	42,750
Change in unrealized gain (loss) on investments	57,635	8,410	23,241	(2,820)	(25,245)	(762)	(5,070)	144,301

Net gain (loss) on investments	59,505	21,810	57,469	(2,197)	69,085	-	(5,027)	187,051

Reinvested capital gains	12,584	7,109	5,618	2,610	-	-	3	21,160

Net increase (decrease) in contract owners’ equity resulting from operations	$83,552	30,248	63,507	1,049	96,898	1,250	(4,203)	275,762

Investment Activity*:	AMVNW4	AMVWM1	PIVB2	PIVMV2	PIVSI2	BRVGA1	BRVHY3	BRVHYI
Reinvested dividends	$3,777	13,645	361	3,625	299	211,371	23,645	362,984

Net investment income (loss)	3,777	13,645	361	3,625	299	211,371	23,645	362,984

Realized gain (loss) on investments	10,965	1,353	(56)	(551)	2	76,110	1,314	(17,971)
Change in unrealized gain (loss) on investments	(828)	24,506	(28)	6,361	22	74,345	1,941	68,795

Net gain (loss) on investments	10,137	25,859	(84)	5,810	24	150,455	3,255	50,824

Reinvested capital gains	1,231	1,339	-	12,662	-	987,148	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,145	40,843	277	22,097	323	1,348,974	26,900	413,808

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	BRVTR1	BRVTR3	MLVGA2	MLVGA3	DCAP	DSIF	DVSCS	CLSCV1
Reinvested dividends	$7,112	8,009	19,049	591	-	309,105	63,072	30

Net investment income (loss)	7,112	8,009	19,049	591	-	309,105	63,072	30

Realized gain (loss) on investments	48	231	(4,846)	211	30	993,733	13,232	12
Change in unrealized gain (loss) on investments	(6,664)	(3,776)	19,663	(1,021)	(32)	2,760,932	233,691	4,481

Net gain (loss) on investments	(6,616)	(3,545)	14,817	(810)	(2)	3,754,665	246,923	4,493

Reinvested capital gains	-	-	99,064	3,169	2	1,669,781	123,564	173

Net increase (decrease) in contract owners’ equity resulting from operations	$496	4,464	132,930	2,950	-	5,733,551	433,559	4,696

Investment Activity*:	CLVGT2	CLVLD1	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIPS
Reinvested dividends	$-	366	73	23,054	34,221	1,290,314	333,381	177,051

Net investment income (loss)	-	366	73	23,054	34,221	1,290,314	333,381	177,051

Realized gain (loss) on investments	503	1	(82)	551	32,831	(163,388)	132,880	(165,972)
Change in unrealized gain (loss) on investments	44,188	(30)	11	132,654	46,725	201,628	519,143	107,143

Net gain (loss) on investments	44,691	(29)	(71)	133,205	79,556	38,240	652,023	(58,829)

Reinvested capital gains	33,348	-	-	86,596	21,633	-	71,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,039	337	2	242,855	135,410	1,328,554	1,056,596	118,222

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	DSVCGA	FQB
Reinvested dividends	$1,252,510	1,848,719	1,171,182	1,123,690	584,361	347,472	14,088	17,835

Net investment income (loss)	1,252,510	1,848,719	1,171,182	1,123,690	584,361	347,472	14,088	17,835

Realized gain (loss) on investments	164,621	658,704	14,091	2,022,638	1,099,975	(14,575)	112,968	(2,745)
Change in unrealized gain (loss) on investments	(1,126,092)	(781,633)	35,719	(2,301,584)	(1,353,242)	532,491	1,096,805	7,905

Net gain (loss) on investments	(961,471)	(122,929)	49,810	(278,946)	(253,267)	517,916	1,209,773	5,160

Reinvested capital gains	979,542	954,126	-	5,661,575	2,846,631	-	568,171	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,270,581	2,679,916	1,220,992	6,506,319	3,177,725	865,388	1,792,032	22,995

Investment Activity*:	FB2	FC2	FCP	FCS	FDSCS2	FEIS	FEMS	FF10S
Reinvested dividends	$2,721	30	640	27,423	2,734	229,428	145,720	54,450

Net investment income (loss)	2,721	30	640	27,423	2,734	229,428	145,720	54,450

Realized gain (loss) on investments	9,322	18,196	426	437,875	115	233,382	96,401	(17,440)
Change in unrealized gain (loss) on investments	7,135	(5,602)	(13,771)	3,069,953	18,537	594,074	650,838	42,093

Net gain (loss) on investments	16,457	12,594	(13,345)	3,507,828	18,652	827,456	747,239	24,653

Reinvested capital gains	1,356	16,483	47,628	3,937,115	2,230	789,932	-	1,313

Net increase (decrease) in contract owners’ equity resulting from operations	$20,534	29,107	34,923	7,472,366	23,616	1,846,816	892,959	80,416

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FF20S	FF30S	FG2	FGO2	FGP	FGS	FIGBP	FIGBP2
Reinvested dividends	$99,999	248,440	-	-	3	-	6,002	3,999

Net investment income (loss)	99,999	248,440	-	-	3	-	6,002	3,999

Realized gain (loss) on investments	2,388	123,781	13,253	1,253	1,486	1,741,849	567	847
Change in unrealized gain (loss) on investments	54,466	587,353	(79,267)	(1,241)	(55,862)	(1,180,680)	(5,405)	(3,598)

Net gain (loss) on investments	56,854	711,134	(66,014)	12	(54,376)	561,169	(4,838)	(2,751)

Reinvested capital gains	102,821	24,751	246,259	-	77,879	22,762,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$259,674	984,325	180,245	12	23,506	23,323,323	1,164	1,248

Investment Activity*:	FIGBS	FMC2	FMCS	FNRS2	FOS	FRESS	FVFRHI	FVICA2
Reinvested dividends	$293,268	1,291	55,579	262,751	162,489	219,357	-	971

Net investment income (loss)	293,268	1,291	55,579	262,751	162,489	219,357	-	971

Realized gain (loss) on investments	(255,621)	550	93,697	2,104,675	99,783	(53,432)	(21)	3,250
Change in unrealized gain (loss) on investments	101,913	(24,944)	156,485	(1,905,665)	(333,472)	185,251	23	(2,301)

Net gain (loss) on investments	(153,708)	(24,394)	250,182	199,010	(233,689)	131,819	2	949

Reinvested capital gains	-	43,788	1,525,474	-	468,313	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$139,560	20,685	1,831,235	461,761	397,113	351,176	2	1,920

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FVSS	FVSS2	FEOVF	FTVDM2	FTVFA1	FTVFA2	FTVGB1	FTVGI2
Reinvested dividends	$124	10,278	906	13,823	13,510	26,805	-	-

Net investment income (loss)	124	10,278	906	13,823	13,510	26,805	-	-

Realized gain (loss) on investments	212	62,464	50	8,856	(21,217)	(87,169)	(101,208)	(9,259)
Change in unrealized gain (loss) on investments	(1,037)	(154,250)	(500)	401	61,150	186,856	(352,490)	(80,811)

Net gain (loss) on investments	(825)	(91,786)	(450)	9,257	39,933	99,687	(453,698)	(90,070)

Reinvested capital gains	1,858	178,378	358	2,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,157	96,870	814	25,736	53,443	126,492	(453,698)	(90,070)

Investment Activity*:	FTVIS1	FTVIS2	FTVMD1	FTVSC1	FTVSVI	FTVUG1	TIF2	GVGMNS
Reinvested dividends	$233,274	24,218	7,550	-	34,796	-	12,529	3,881

Net investment income (loss)	233,274	24,218	7,550	-	34,796	-	12,529	3,881

Realized gain (loss) on investments	(45,035)	(868)	121	72	(58,160)	37	(9,520)	(1,177)
Change in unrealized gain (loss) on investments	118,764	7,071	(56,582)	(684)	318,992	(3,021)	(11,385)	10,672

Net gain (loss) on investments	73,729	6,203	(56,461)	(612)	260,832	(2,984)	(20,905)	9,495

Reinvested capital gains	18,232	1,984	27,684	-	68,614	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$325,235	32,405	(21,227)	(612)	364,242	(2,984)	(8,376)	13,376

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVMSAS	GVFRB	GVTRBE	RBF	RBKF	RELF	RESF	RHCF
Reinvested dividends	$14,777	3,964	-	-	-	-	-	-

Net investment income (loss)	14,777	3,964	-	-	-	-	-	-

Realized gain (loss) on investments	(1,073)	992	-	1,139	1,349	1,100	(55)	39
Change in unrealized gain (loss) on investments	4,157	(1,313)	(214)	(9,459)	4,463	(5,420)	(124)	(596)

Net gain (loss) on investments	3,084	(321)	(214)	(8,320)	5,812	(4,320)	(179)	(557)

Reinvested capital gains	-	-	-	3,582	-	1,118	-	163

Net increase (decrease) in contract owners’ equity resulting from operations	$17,861	3,643	(214)	(4,738)	5,812	(3,202)	(179)	(394)

Investment Activity*:	RHYS	RINF	ROF	RPMF	RREF	RTEC	RTEL	RTRF
Reinvested dividends	$145	-	145	88	-	-	2	1

Net investment income (loss)	145	-	145	88	-	-	2	1

Realized gain (loss) on investments	111	14	8,820	1,029	-	2,148	73	(1)
Change in unrealized gain (loss) on investments	(26)	652	(693)	(1,435)	(154)	2,117	(2,285)	15

Net gain (loss) on investments	85	666	8,127	(406)	(154)	4,265	(2,212)	14

Reinvested capital gains	-	-	1,343	-	-	1,036	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$230	666	9,615	(318)	(154)	5,301	(2,210)	15

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RUTL	RVARS	RVLCG	RVLCV	RVMCG	RVMCV	RVMFU	RVSCG
Reinvested dividends	$90	57,310	10	194	-	1	1,273	-

Net investment income (loss)	90	57,310	10	194	-	1	1,273	-

Realized gain (loss) on investments	161	11,755	972	3,847	(1,220)	(193)	99	(28)
Change in unrealized gain (loss) on investments	1,407	(106,351)	1,555	(430)	-	87	(4,804)	(498)

Net gain (loss) on investments	1,568	(94,596)	2,527	3,417	(1,220)	(106)	(4,705)	(526)

Reinvested capital gains	-	-	69	-	-	36	681	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,658	(37,286)	2,606	3,611	(1,220)	(69)	(2,751)	(526)

Investment Activity*:	RVSCV	ACEG	AVMCCI	IVBRA1	IVCPBI	IVDDI	IVRE	OVAG
Reinvested dividends	$-	-	1,236	936,145	3,598	1,835	37	-

Net investment income (loss)	-	-	1,236	936,145	3,598	1,835	37	-

Realized gain (loss) on investments	(602)	120	(3,343)	(162,504)	256	(466)	-	(88,027)
Change in unrealized gain (loss) on investments	248	48,620	51,899	(278,541)	(400)	5,000	27	218,267

Net gain (loss) on investments	(354)	48,740	48,556	(441,045)	(144)	4,534	27	130,240

Reinvested capital gains	-	-	8,909	-	-	3,906	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(354)	48,740	58,701	495,100	3,454	10,275	64	130,240

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	OVGI	OVGS	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP
Reinvested dividends	$-	-	67,224	12,719	-	225,456	29,700	12,523

Net investment income (loss)	-	-	67,224	12,719	-	225,456	29,700	12,523

Realized gain (loss) on investments	81	(138,492)	(71,445)	(2,547)	63,282	28,080	(6,163)	(33,213)
Change in unrealized gain (loss) on investments	(64)	913,701	(890,144)	2,694	428,143	641,459	377	161,202

Net gain (loss) on investments	17	775,209	(961,589)	147	491,425	669,539	(5,786)	127,989

Reinvested capital gains	-	497,411	689,415	-	259,417	452,790	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17	1,272,620	(204,950)	12,866	750,842	1,347,785	23,914	140,512

Investment Activity*:	WRCEP	WRENG	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP
Reinvested dividends	$6,683	12,759	35,262	-	233,154	10,766	18,485	15,950

Net investment income (loss)	6,683	12,759	35,262	-	233,154	10,766	18,485	15,950

Realized gain (loss) on investments	72,681	3,142	12,213	(50,104)	(86,464)	(10,185)	13,833	(438)
Change in unrealized gain (loss) on investments	144,203	(40,781)	(52,957)	250,083	70,550	26,898	187,220	(463)

Net gain (loss) on investments	216,884	(37,639)	(40,744)	199,979	(15,914)	16,713	201,053	(901)

Reinvested capital gains	196,153	-	-	321,494	-	1,949	15,038	-

Net increase (decrease) in contract owners’ equity resulting from operations	$419,720	(24,880)	(5,482)	521,473	217,240	29,428	234,576	15,049

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	WRMCG	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV
Reinvested dividends	$-	20,129	6,500	156,312	6,696	10,607	10	4,856

Net investment income (loss)	-	20,129	6,500	156,312	6,696	10,607	10	4,856

Realized gain (loss) on investments	(380,391)	(52,498)	(13,417)	(286,840)	(11,562)	(37,525)	(11)	(2,600)
Change in unrealized gain (loss) on investments	369,279	198,095	31,633	1,151,648	49,197	82,043	54	24,633

Net gain (loss) on investments	(11,112)	145,597	18,216	864,808	37,635	44,518	43	22,033

Reinvested capital gains	86,656	7,943	3,986	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$75,544	173,669	28,702	1,021,120	44,331	55,125	53	26,889

Investment Activity*:	WRPMP	WRSCP	WRSCV	WRSTP	WRVP	JABIN	JACAS	JAEI
Reinvested dividends	$95,919	-	1,208	-	9,860	209	629	66,238

Net investment income (loss)	95,919	-	1,208	-	9,860	209	629	66,238

Realized gain (loss) on investments	(270,940)	(61,186)	(6,400)	82,731	(42,397)	312	152,880	8,527
Change in unrealized gain (loss) on investments	712,958	250,057	55,323	695,208	3,899	825	887,897	757,769

Net gain (loss) on investments	442,018	188,871	48,923	777,939	(38,498)	1,137	1,040,777	766,296

Reinvested capital gains	-	-	675	100,698	68,799	-	382,454	340,376

Net increase (decrease) in contract owners’ equity resulting from operations	$537,937	188,871	50,806	878,637	40,161	1,346	1,423,860	1,172,910

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JAFBS	JAGSEI	JAGTS	JAIG	JAIGS	JAMGS	JAWGS	JMCVIN
Reinvested dividends	$1,847	383	-	226	50,797	108,475	149	110

Net investment income (loss)	1,847	383	-	226	50,797	108,475	149	110

Realized gain (loss) on investments	(6)	4,163	2,814,738	(17)	81,258	(6,907)	8,230	44
Change in unrealized gain (loss) on investments	(1,065)	3,743	15,053,067	(908)	9,291	1,471,420	(363)	740

Net gain (loss) on investments	(1,071)	7,906	17,867,805	(925)	90,549	1,464,513	7,867	784

Reinvested capital gains	-	1,274	-	-	-	747,825	-	640

Net increase (decrease) in contract owners’ equity resulting from operations	$776	9,563	17,867,805	(699)	141,346	2,320,813	8,016	1,534

Investment Activity*:	LPVCII	LVCLGI	SBVSG	SBVSG2	LACIP2	LACIPS	LACMV2	LOVBD
Reinvested dividends	$10,527	-	-	-	403,489	16,184	86,009	89

Net investment income (loss)	10,527	-	-	-	403,489	16,184	86,009	89

Realized gain (loss) on investments	965	3,909	6	8,403	15,017	743	5,578	-
Change in unrealized gain (loss) on investments	(112,428)	(11,713)	(216)	(1,676)	(44,517)	(2,935)	100,543	(21)

Net gain (loss) on investments	(111,463)	(7,804)	(210)	6,727	(29,500)	(2,192)	106,121	(21)

Reinvested capital gains	111,326	58,232	529	10,683	-	-	75,140	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,390	50,428	319	17,410	373,989	13,992	267,270	68

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LOVTRC	MFBIE	MFBOV	MFFCA	MFTCG	MMCGSC	MNDIC	MNDSC
Reinvested dividends	$1,038,004	83,556	104,209	110,330	-	-	-	-

Net investment income (loss)	1,038,004	83,556	104,209	110,330	-	-	-	-

Realized gain (loss) on investments	(68,725)	7,197	52,428	296,978	324,573	5,062	(639,188)	898
Change in unrealized gain (loss) on	(501,963)	6,404	249,916	(359,810)	619,943	(8,525)	936,209	417

Net gain (loss) on investments	(570,688)	13,601	302,344	(62,832)	944,516	(3,463)	297,021	1,315

Reinvested capital gains	-	-	448,400	362,397	716,150	22,033	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$467,316	97,157	854,953	409,895	1,660,666	18,570	297,021	1,315

Investment Activity*:	MV2IGI	MV2RIS	MV3LMI	MV3LMS	MV3MVI	MVFIC	MVIGIC	MVIVIC
Reinvested dividends	$72	897	1,223	1,583	85,817	473,065	94,149	173,442

Net investment income (loss)	72	897	1,223	1,583	85,817	473,065	94,149	173,442

Realized gain (loss) on investments	201	71	14	14,953	(4,989)	208,572	10,572	182,163
Change in unrealized gain (loss) on investments	963	(5,826)	(290)	224	323,188	91,564	505,222	(32,404)

Net gain (loss) on investments	1,164	(5,755)	(276)	15,177	318,199	300,136	515,794	149,759

Reinvested capital gains	1,795	-	-	-	289,375	2,142,521	30,585	559,267

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031	(4,858)	947	16,760	693,391	2,915,722	640,528	882,468

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MVIVSC	MVUIC	MGRFV	DTRTFB	DTRTFY	EIF	GBF	GEM
Reinvested dividends	$633	23,017	-	126,276	999	75,957	71,759	205,356

Net investment income (loss)	633	23,017	-	126,276	999	75,957	71,759	205,356

Realized gain (loss) on investments	865	(57,228)	(22)	(34,577)	1,041	43,746	(113,105)	211,347
Change in unrealized gain (loss) on investments	(325)	57,430	22	(51,767)	(1,404)	107,800	66,006	530,790

Net gain (loss) on investments	540	202	-	(86,344)	(363)	151,546	(47,099)	742,137

Reinvested capital gains	2,464	28,403	-	-	-	170,514	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,637	51,622	-	39,932	636	398,017	24,660	947,493

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$33,631	-	-	-	-	-	-	-

Net investment income (loss)	33,631	-	-	-	-	-	-	-

Realized gain (loss) on investments	855	1,220,619	(5,586)	199,940	121,713	316,371	(67,494)	(7,441)
Change in unrealized gain (loss) on investments	83,020	7,669,804	16,036	347,493	633,536	2,536,975	1,114,718	39,102

Net gain (loss) on investments	83,875	8,890,423	10,450	547,433	755,249	2,853,346	1,047,224	31,661

Reinvested capital gains	-	2,878,677	-	458,979	248,815	454,507	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$117,506	11,769,100	10,450	1,006,412	1,004,064	3,307,853	1,047,224	31,661

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVEX1	GVEXD	GVIDA	GVIDC	GVIDM	GVIX2	GVIXY	HIBF
Reinvested dividends	$3,104,912	32,080	-	-	-	97,007	9,461	226,466

Net investment income (loss)	3,104,912	32,080	-	-	-	97,007	9,461	226,466

Realized gain (loss) on investments	(8,716,864)	110,452	(19,888)	(4,168)	(202,202)	62,739	3,521	(38,600)
Change in unrealized gain (loss) on investments	65,334,823	278,415	275,740	22,832	601,759	(105,409)	(8,818)	61,778

Net gain (loss) on investments	56,617,959	388,867	255,852	18,664	399,557	(42,670)	(5,297)	23,178

Reinvested capital gains	206,670	1,635	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,929,541	422,582	255,852	18,664	399,557	54,337	4,164	249,644

Investment Activity*:	IDPG	IDPGI	MCIF	MCIFD	MSBF	NCPG	NCPGI	NJNDE2
Reinvested dividends	$-	-	281,970	2,506	188,367	-	-	1

Net investment income (loss)	-	-	281,970	2,506	188,367	-	-	1

Realized gain (loss) on investments	8,415	(6,270)	92,608	387	(6,821)	119,178	95,450	717
Change in unrealized gain (loss) on investments	535,490	165,794	1,517,441	(567)	84,468	804,464	546,366	16,042

Net gain (loss) on investments	543,905	159,524	1,610,049	(180)	77,647	923,642	641,816	16,759

Reinvested capital gains	-	-	1,213,924	5,047	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,905	159,524	3,105,943	7,373	266,014	923,642	641,816	16,760

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVAMV1	NVAMVX	NVBX	NVBXD	NVCBD1	NVCCA1	NVCCAY	NVCCN1
Reinvested dividends	$70,416	89,833	296,242	10,306	94,909	-	-	-

Net investment income (loss)	70,416	89,833	296,242	10,306	94,909	-	-	-

Realized gain (loss) on investments	14,988	162,427	(335,581)	487	(53,600)	226,096	7,268	8,297
Change in unrealized gain (loss) on investments	197,478	80,376	122,699	(12,164)	(4,387)	3,928,473	104,303	163,781

Net gain (loss) on investments	212,466	242,803	(212,882)	(11,677)	(57,987)	4,154,569	111,571	172,078

Reinvested capital gains	284,898	330,849	-	-	-	372,865	13,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$567,780	663,485	83,360	(1,371)	36,922	4,527,434	124,765	172,078

Investment Activity*:	NVCCNY	NVCMA1	NVCMAY	NVCMC1	NVCMD1	NVCMDY	NVCRA1	NVCRAY
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	775	480,745	(13,188)	11,750	29,065	1,166	977,012	8,092
Change in unrealized gain (loss) on investments	2,339	8,810,451	(5,223)	297,114	3,656,013	(7,584)	7,316,418	1,979

Net gain (loss) on investments	3,114	9,291,196	(18,411)	308,864	3,685,078	(6,418)	8,293,430	10,071

Reinvested capital gains	-	1,409,276	4,379	5,366	557,549	2,121	664,597	15,310

Net increase (decrease) in contract owners’ equity resulting from operations	$3,114	10,700,472	(14,032)	314,230	4,242,627	(4,297)	8,958,027	25,381

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVCRB1	NVCRBY	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	67,972	878	(4,235)	(189,279)	(565)	(894,060)	(1,203,137)	(26,108)
Change in unrealized gain (loss) on investments	1,223,468	(3,731)	36,421	1,031,710	660	2,435,404	13,397,119	178,068

Net gain (loss) on investments	1,291,440	(2,853)	32,186	842,431	95	1,541,344	12,193,982	151,960

Reinvested capital gains	131,298	635	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,422,738	(2,218)	32,186	842,431	95	1,541,344	12,193,982	151,960

Investment Activity*:	NVFIII	NVFIY	NVGEII	NVGEY	NVIDAP	NVIDCP	NVIDMP	NVIE6
Reinvested dividends	$63,248	1,594	49,285	4,680	-	-	-	1,475

Net investment income (loss)	63,248	1,594	49,285	4,680	-	-	-	1,475

Realized gain (loss) on investments	(9,081)	2,118	225,033	6,506	(382,497)	(6,737)	(688,537)	5,821
Change in unrealized gain (loss) on investments	(62,134)	(2,261)	31,703	21,759	6,224,191	159,040	3,669,116	154

Net gain (loss) on investments	(71,215)	(143)	256,736	28,265	5,841,694	152,303	2,980,579	5,975

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,967)	1,451	306,021	32,945	5,841,694	152,303	2,980,579	7,450

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVIX	NVLCP1	NVLCPY	NVMIG1	NVMIVX	NVMLG1	NVMM2	NVMMG1
Reinvested dividends	$499,081	771,784	-	9,571	283,961	113,714	22,711	-

Net investment income (loss)	499,081	771,784	-	9,571	283,961	113,714	22,711	-

Realized gain (loss) on investments	293,758	(295,486)	(218)	(139,449)	36,128	(118,900)	-	(437,902)
Change in unrealized gain (loss) on investments	(439,058)	(94,347)	-	105,044	(126,442)	1,858,869	-	1,537,064

Net gain (loss) on investments	(145,300)	(389,833)	(218)	(34,405)	(90,314)	1,739,969	-	1,099,162

Reinvested capital gains	-	-	-	-	-	1,092,212	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,781	381,951	(218)	(24,834)	193,647	2,945,895	22,711	1,099,162

Investment Activity*:	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2
Reinvested dividends	$-	120,322	5,836	5,491	3,101	398,983	400,641	217,794

Net investment income (loss)	-	120,322	5,836	5,491	3,101	398,983	400,641	217,794

Realized gain (loss) on investments	2	(53,680)	(5,221)	1,558	(31,009)	658,080	513,061	150,030
Change in unrealized gain (loss) on investments	-	498,460	35,122	(199,220)	(52,296)	5,410,667	899,296	1,641,493

Net gain (loss) on investments	2	444,780	29,901	(197,662)	(83,305)	6,068,747	1,412,357	1,791,523

Reinvested capital gains	-	180,163	10,087	426,837	229,462	-	-	242,406

Net increase (decrease) in contract owners’ equity resulting from operations	$2	745,265	45,824	234,666	149,258	6,467,730	1,812,998	2,251,723

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVSIXD	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SAMY	SCF
Reinvested dividends	$9,467	252,599	1,817	34,141	654,853	2,215,328	145,265	4,065

Net investment income (loss)	9,467	252,599	1,817	34,141	654,853	2,215,328	145,265	4,065

Realized gain (loss) on investments	18,974	(35,319)	(27)	3,911	-	-	-	71,111
Change in unrealized gain (loss) on investments	38,096	65,495	396	(13,883)	-	-	-	243,623

Net gain (loss) on investments	57,070	30,176	369	(9,972)	-	-	-	314,734

Reinvested capital gains	7,448	-	-	-	-	-	-	98,146

Net increase (decrease) in contract owners’ equity resulting from operations	$73,985	282,775	2,186	24,169	654,853	2,215,328	145,265	416,945

Investment Activity*:	SCGF	SCVF	TRF	AMMCGS	AMSRS	AMTB	NASCV	NOTAG1
Reinvested dividends	$-	35,721	110,019	-	435	30,139	-	252

Net investment income (loss)	-	35,721	110,019	-	435	30,139	-	252

Realized gain (loss) on investments	(403,244)	(66,532)	93,162	293	13,942	(1,581)	67	4
Change in unrealized gain (loss) on investments	2,473,368	288,446	695,436	11,286	19,441	2,480	144	865

Net gain (loss) on investments	2,070,124	221,914	788,598	11,579	33,383	899	211	869

Reinvested capital gains	-	43,793	376,691	5,343	9,371	-	-	150

Net increase (decrease) in contract owners’ equity resulting from operations	$2,070,124	301,428	1,275,308	16,922	43,189	31,038	211	1,271

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NOTAG2	NOTB3	NOTBE2	NOTC2	NOTG3	NOTGR1	NOTGR2	NOTMD1
Reinvested dividends	$28,819	58,684	12,660	1,984	101,127	302	16,067	109

Net investment income (loss)	28,819	58,684	12,660	1,984	101,127	302	16,067	109

Realized gain (loss) on investments	14,436	(484,968)	1,024	246	(400,938)	-	42,604	-
Change in unrealized gain (loss) on investments	(26,641)	555,899	(8,399)	(771)	624,756	865	(35,050)	147

Net gain (loss) on investments	(12,205)	70,931	(7,375)	(525)	223,818	865	7,554	147

Reinvested capital gains	19,962	-	2,905	596	-	38	2,294	75

Net increase (decrease) in contract owners’ equity resulting from operations	$36,576	129,615	8,190	2,055	324,945	1,205	25,915	331

Investment Activity*:	NOTMD2	NOTMG3	MNCPS2	PMVAAA	PMVEBA	PMVFBA	PMVHYA	PMVID
Reinvested dividends	$5,496	80,645	795	46,193	29	25,896	2	10,506

Net investment income (loss)	5,496	80,645	795	46,193	29	25,896	2	10,506

Realized gain (loss) on investments	13,799	(1,338,837)	(13)	(10,230)	-	(20,966)	-	135
Change in unrealized gain (loss) on investments	(3,155)	1,492,755	2,295	(10,902)	1	(32,307)	-	(8,009)

Net gain (loss) on investments	10,644	153,918	2,282	(21,132)	1	(53,273)	-	(7,874)

Reinvested capital gains	4,214	-	890	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,354	234,563	3,967	25,061	30	(27,377)	2	2,632

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVLDA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVSTA	PVEIIA	PVIVIA
Reinvested dividends	$202,544	1,722	138,483	5,937	281	33,178	108,994	25,567

Net investment income (loss)	202,544	1,722	138,483	5,937	281	33,178	108,994	25,567

Realized gain (loss) on investments	(15,917)	74	77,572	(242)	-	7,541	171,745	11,596
Change in unrealized gain (loss) on investments	37,622	(938)	43,606	(2,110)	(7)	(1,239)	757,433	11,367

Net gain (loss) on investments	21,705	(864)	121,178	(2,352)	(7)	6,302	929,178	22,963

Reinvested capital gains	-	-	-	-	-	-	374,248	2,779

Net increase (decrease) in contract owners’ equity resulting from operations	$224,249	858	259,661	3,585	274	39,480	1,412,420	51,309

Investment Activity*:	PVNOB	ROCMC	TRBCG2	TREI2	TRHS2	TRHSP	TRMCG2	VWEM
Reinvested dividends	$436	-	-	24	-	-	-	78

Net investment income (loss)	436	-	-	24	-	-	-	78

Realized gain (loss) on investments	3,763	44	463	60	56,812	2,393,724	12,493	(10)
Change in unrealized gain (loss) on investments	46,660	(951)	2,624	(29)	(133,331)	(5,424,442)	(43,061)	(52)

Net gain (loss) on investments	50,423	(907)	3,087	31	(76,519)	(3,030,718)	(30,568)	(62)

Reinvested capital gains	1,414	1,643	784	100	99,215	3,936,364	53,971	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,273	736	3,871	155	22,696	905,646	23,403	16

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VWHA	VVB	VVCG	VVDV	VVEI	VVEIX	VVG	VVGBI
Reinvested dividends	$91,151	388	5,069	1,489	7,837	6,069	654	166

Net investment income (loss)	91,151	388	5,069	1,489	7,837	6,069	654	166

Realized gain (loss) on investments	343,176	22,244	41,036	532	(990)	13,212	32,024	107
Change in unrealized gain (loss) on investments	(535,582)	(8,765)	2,576	7,012	16,291	106,239	45,668	(195)

Net gain (loss) on investments	(192,406)	13,479	43,612	7,544	15,301	119,451	77,692	(88)

Reinvested capital gains	-	840	9,266	5,381	16,522	17,350	-	6

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,255)	14,707	57,947	14,414	39,660	142,870	78,346	84

Investment Activity*:	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSTC	VVTISI
Reinvested dividends	$26,842	2,352	4,426	11,475	4,707	9,203	5,742	24,513

Net investment income (loss)	26,842	2,352	4,426	11,475	4,707	9,203	5,742	24,513

Realized gain (loss) on investments	1,378	19	1,352	23,521	8,167	2,465	1,063	3,183
Change in unrealized gain (loss) on investments	(15,062)	563	5,992	3,302	37,021	(3,553)	1,070	(460)

Net gain (loss) on investments	(13,684)	582	7,344	26,823	45,188	(1,088)	2,133	2,723

Reinvested capital gains	-	-	11,717	9,331	3,923	7,764	-	4,161

Net increase (decrease) in contract owners’ equity resulting from operations	$13,158	2,934	23,487	47,629	53,818	15,879	7,875	31,397

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VVTSM	VRVDRA	VRVDRI
Reinvested dividends	$24,298	1,018	47,459

Net investment income (loss)	24,298	1,018	47,459

Realized gain (loss) on investments	30,509	566	(35,560)
Change in unrealized gain (loss) on investments	260,373	1,996	226,754

Net gain (loss) on investments	290,882	2,562	191,194

Reinvested capital gains	133,209	668	22,565

Net increase (decrease) in contract owners’ equity resulting from operations	$448,389	4,248	261,218

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABTGB		ALVDAA		ALVGIA		ALVIVB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	1,708	931	2,109	-	6,766	1,973
Realized gain (loss) on investments	147	731	(2,708)	(4,360)	5,005	(1)	5,664	13,717

Change in unrealized gain (loss) on investments	(17)	110	13,782	17,216	(2,312)	211	483	15,048
Reinvested capital gains	42	-	-	-	5,011	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	172	841	12,782	13,787	9,813	210	12,913	30,738

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	18,768	2,445	14,476	14,594	7,050	-	24,492	35,511
Transfers between funds	1,413	(511)	1,174	(1,345)	163,704	3,877	(5,624)	57,123
Surrenders (notes 2, 3, 4, 5 and 6)	(4,251)	(452)	(10,407)	(9,449)	(633)	(12)	(27,270)	(26,758)
Adjustments to maintain reserves	-	-	(2)	15	1	-	(2)	4

Net equity transactions	15,930	1,482	5,241	3,815	170,122	3,865	(8,404)	65,880

Net change in contract owners’ equity	16,102	2,323	18,023	17,602	179,935	4,075	4,509	96,618

Contract owners’ equity at beginning of period	2,323	-	117,030	99,428	4,075	-	289,496	192,878

Contract owners’ equity at end of period	$18,425	2,323	135,053	117,030	184,010	4,075	294,005	289,496

CHANGE IN UNITS:
Beginning units	209	-	7,223	6,977	375	-	28,604	21,884
Units purchased	1,710	1,385	1,017	1,056	20,625	376	2,788	17,852
Units surrendered	(356)	(1,176)	(707)	(810)	(6,017)	(1)	(3,675)	(11,132)

Ending units	1,563	209	7,533	7,223	14,983	375	27,717	28,604

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVSVA		ALVSVB		APTGBS		ALCAI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$46,776	49,647	22	-	471	37	-	-
Realized gain (loss) on investments	(27,762)	(86,171)	2	-	6,366	(7)	3,736	(37)

Change in unrealized gain (loss) on investments	225,750	404,179	80	209	(2,082)	210	4,530	589
Reinvested capital gains	266,340	390,999	173	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	511,104	758,654	277	209	4,755	240	8,266	552

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	267,991	304,738	-	-	7,572	1,741	6,510	-
Transfers between funds	(150,362)	(10,260)	507	3,039	74,827	19,461	39,136	3,947
Surrenders (notes 2, 3, 4, 5 and 6)	(288,905)	(346,692)	(19)	-	(262)	(60)	(513)	(272)
Adjustments to maintain reserves	(227)	60	-	-	1	-	1	(2)

Net equity transactions	(171,503)	(52,154)	488	3,039	82,138	21,142	45,134	3,673

Net change in contract owners’ equity	339,601	706,500	765	3,248	86,893	21,382	53,400	4,225

Contract owners’ equity at beginning of period	5,109,396	4,402,896	3,248	-	21,382	-	4,430	205

Contract owners’ equity at end of period	$5,448,997	5,109,396	4,013	3,248	108,275	21,382	57,830	4,430

CHANGE IN UNITS:
Beginning units	144,681	146,094	336	-	2,033	-	514	34
Units purchased	11,343	16,854	44	336	11,138	2,052	5,179	516
Units surrendered	(15,779)	(18,267)	(2)	-	(4,890)	(19)	(1,163)	(36)

Ending units	140,245	144,681	378	336	8,281	2,033	4,530	514

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WFVSCG		AAEIP3		AFGF		AMVAA2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	3,727	35	3,987	-	123,345	-
Realized gain (loss) on investments	(57,353)	(106,141)	618	-	3,555	-	19,256	2

Change in unrealized gain (loss) on investments	328,880	167,430	(1,850)	(64)	101,478	-	98,187	(64)
Reinvested capital gains	-	-	2,996	13	3,830	-	65,287	-

Net increase (decrease) in contract owners’ equity resulting from operations	271,527	61,289	5,491	(16)	112,850	-	306,075	(62)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	31,763	53,429	3,739	-	996,199	9,341	7,284,633	36,200
Transfers between funds	(45,705)	(43,392)	99,792	1,216	(4,979)	-	586,619	-
Surrenders (notes 2, 3, 4, 5 and 6)	(193,841)	(53,591)	(289)	-	(53,979)	(67)	(830,034)	(851)
Adjustments to maintain reserves	(1,017)	(194)	1	(1)	3	(1)	1	-

Net equity transactions	(208,800)	(43,748)	103,243	1,215	937,244	9,273	7,041,219	35,349

Net change in contract owners’ equity	62,727	17,541	108,734	1,199	1,050,094	9,273	7,347,294	35,287

Contract owners’ equity at beginning of period	1,505,106	1,487,565	1,199	-	9,273	-	35,287	-

Contract owners’ equity at end of period	$1,567,833	1,505,106	109,933	1,199	1,059,367	9,273	7,382,581	35,287

CHANGE IN UNITS:
Beginning units	30,697	31,585	97	-	821	-	3,249	-
Units purchased	831	3,868	6,525	97	74,563	827	648,227	3,328
Units surrendered	(4,590)	(4,756)	(320)	-	(4,288)	(6)	(67,655)	(79)

Ending units	26,938	30,697	6,302	97	71,096	821	583,821	3,249

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVAA4		AMVBC4		AMVBD4		AMVGG1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$8	-	61,558	28,070	6,825	762	3,304	-
Realized gain (loss) on investments	3	-	74,334	4,986	(636)	61	27	-

Change in unrealized gain (loss) on investments	(18)	-	386,744	175,386	(2,297)	439	(1,497)	-
Reinvested capital gains	-	-	25,757	7,920	-	-	827	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7)	-	548,393	216,362	3,892	1,262	2,661	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,286	-	1,368,263	978,293	318	4,247	266,882	-
Transfers between funds	(258)	-	869,785	395,903	77,834	9,749	663	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(186,087)	(90,671)	(765)	(50)	(7,076)	-
Adjustments to maintain reserves	-	-	530	(484)	-	2	-	-

Net equity transactions	1,028	-	2,052,491	1,283,041	77,387	13,948	260,469	-

Net change in contract owners’ equity	1,021	-	2,600,884	1,499,403	81,279	15,210	263,130	-

Contract owners’ equity at beginning of period	-	-	2,119,022	619,619	16,295	1,085	-	-

Contract owners’ equity at end of period	$1,021	-	4,719,906	2,119,022	97,574	16,295	263,130	-

CHANGE IN UNITS:
Beginning units	-	-	192,164	65,727	1,793	125	-	-
Units purchased	111	-	212,054	142,320	17,098	2,921	21,545	-
Units surrendered	(22)	-	(44,086)	(15,883)	(8,257)	(1,253)	(563)	-

Ending units	89	-	360,132	192,164	10,634	1,793	20,982	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGI1		AMVGI4		AMVGR4		AMVGS4
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$11,463	-	1,329	818	420	35	636	4
Realized gain (loss) on investments	1,870	-	13,400	41	34,228	2,416	623	(8)

Change in unrealized gain (loss) on investments	57,635	-	8,410	10,120	23,241	7,231	(2,820)	4,397
Reinvested capital gains	12,584	-	7,109	2,255	5,618	195	2,610	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,552	-	30,248	13,234	63,507	9,877	1,049	4,393

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,039,953	4,688	29,130	31,899	223,824	50,352	79,518	28,281
Transfers between funds	(4,399)	-	(14,411)	37,398	(46,119)	3,406	25,896	21,190
Surrenders (notes 2, 3, 4, 5 and 6)	(36,820)	(34)	(753)	(132)	(868)	(32)	(13,877)	(1,523)
Adjustments to maintain reserves	-	-	(1)	5	(1)	(1)	-	-

Net equity transactions	998,734	4,654	13,965	69,170	176,836	53,725	91,537	47,948

Net change in contract owners’ equity	1,082,286	4,654	44,213	82,404	240,343	63,602	92,586	52,341

Contract owners’ equity at beginning of period	4,654	-	101,709	19,305	64,673	1,071	52,341	-

Contract owners’ equity at end of period	$1,086,940	4,654	145,922	101,709	305,016	64,673	144,927	52,341

CHANGE IN UNITS:
Beginning units	420	-	9,618	2,297	6,950	159	6,973	-
Units purchased	81,499	423	6,072	7,363	23,903	8,151	14,542	7,190
Units surrendered	(3,128)	(3)	(4,555)	(42)	(5,889)	(1,360)	(2,607)	(217)

Ending units	78,791	420	11,135	9,618	24,964	6,950	18,908	6,973

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGV2		AMVI4		AMVNW1		AMVNW2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$27,813	2,313	1,250	1,006	821	-	67,551	55,806
Realized gain (loss) on investments	94,330	(40)	762	547	43	-	42,750	1,101

Change in unrealized gain (loss) on investments	(25,245)	261	(762)	6,288	(5,070)	-	144,301	472,772
Reinvested capital gains	-	-	-	-	3	-	21,160	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,898	2,534	1,250	7,841	(4,203)	-	275,762	529,679

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	114,025	13,024	31,018	5,552	75,415	-	998,393	816,368
Transfers between funds	3,397,747	60,997	4,322	75,882	25	-	(66,906)	(36,198)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,918,848)	(1,112)	(1,030)	(247)	(3,914)	-	(424,758)	(301,720)
Adjustments to maintain reserves	(1)	1	1	(1)	-	-	620	(612)

Net equity transactions	592,923	72,910	34,311	81,186	71,526	-	507,349	477,838

Net change in contract owners’ equity	689,821	75,444	35,561	89,027	67,323	-	783,111	1,007,517

Contract owners’ equity at beginning of period	75,444	-	90,113	1,086	-	-	4,129,705	3,122,188

Contract owners’ equity at end of period	$765,265	75,444	125,674	90,113	67,323	-	4,912,816	4,129,705

CHANGE IN UNITS:
Beginning units	7,496	-	10,344	144	-	-	289,193	253,611
Units purchased	379,833	7,611	4,286	11,713	6,146	-	73,315	70,335
Units surrendered	(311,855)	(115)	(615)	(1,513)	(329)	-	(39,643)	(34,753)

Ending units	75,474	7,496	14,015	10,344	5,817	-	322,865	289,193

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVNW4		AMVWM1		PIVB2		PIVMV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,777	3,382	13,645	-	361	196	3,625	1,520
Realized gain (loss) on investments	10,965	53	1,353	-	(56)	-	(551)	2

Change in unrealized gain (loss) on investments	(828)	11,138	24,506	-	(28)	28	6,361	(2,858)
Reinvested capital gains	1,231	-	1,339	-	-	-	12,662	10,230

Net increase (decrease) in contract owners’ equity resulting from operations	15,145	14,573	40,843	-	277	224	22,097	8,894

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	57,183	32,653	952,255	4,757	1,124	-	10,938	16,211
Transfers between funds	(46,308)	269,954	(497)	-	(8,617)	7,004	73,715	103,383
Surrenders (notes 2, 3, 4, 5 and 6)	(1,497)	(555)	(38,202)	(51)	(6)	(5)	(1,855)	(318)
Adjustments to maintain reserves	67	(68)	(2)	-	-	(1)	2	(2)

Net equity transactions	9,445	301,984	913,554	4,706	(7,499)	6,998	82,800	119,274

Net change in contract owners’ equity	24,590	316,557	954,397	4,706	(7,222)	7,222	104,897	128,168

Contract owners’ equity at beginning of period	329,433	12,876	4,706	-	7,222	-	138,048	9,880

Contract owners’ equity at end of period	$354,023	329,433	959,103	4,706	-	7,222	242,945	138,048

CHANGE IN UNITS:
Beginning units	37,890	1,713	431	-	796	-	12,889	1,035
Units purchased	21,354	36,325	76,133	435	304	796	8,839	11,906
Units surrendered	(20,950)	(148)	(3,071)	(4)	(1,100)	-	(1,227)	(52)

Ending units	38,294	37,890	73,493	431	-	796	20,501	12,889

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVSI2		BRVGA1		BRVHY3		BRVHYI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$299	125	211,371	310,935	23,645	13,814	362,984	300,587
Realized gain (loss) on investments	2	-	76,110	(11,014)	1,314	(650)	(17,971)	(132,110)

Change in unrealized gain (loss) on investments	22	47	74,345	1,360,578	1,941	13,428	68,795	405,664
Reinvested capital gains	-	-	987,148	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323	172	1,348,974	1,660,499	26,900	26,592	413,808	574,141

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,626	3,478	907,390	979,322	28,287	16,857	1,175,381	808,905
Transfers between funds	271	173	(376,248)	(138,900)	3,672	275,047	398,012	25,468
Surrenders (notes 2, 3, 4, 5 and 6)	(36)	-	(833,491)	(801,484)	(4,240)	(1,114)	(357,053)	(1,240,283)
Adjustments to maintain reserves	(1)	-	(383)	1,127	362	1,575	10,199	1,444

Net equity transactions	3,860	3,651	(302,732)	40,065	28,081	292,365	1,226,539	(404,466)

Net change in contract owners’ equity	4,183	3,823	1,046,242	1,700,564	54,981	318,957	1,640,347	169,675

Contract owners’ equity at beginning of period	3,823	-	14,614,553	12,913,989	324,276	5,319	4,675,629	4,505,954

Contract owners’ equity at end of period	$8,006	3,823	15,660,795	14,614,553	379,257	324,276	6,315,976	4,675,629

CHANGE IN UNITS:
Beginning units	407	-	767,303	764,997	32,065	594	351,290	383,258
Units purchased	433	407	57,565	70,626	3,196	31,888	122,959	90,740
Units surrendered	(18)	-	(72,136)	(68,320)	(491)	(417)	(35,940)	(122,708)

Ending units	822	407	752,732	767,303	34,770	32,065	438,309	351,290

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVTR1		BRVTR3		MLVGA2		MLVGA3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$7,112	-	8,009	841	19,049	29,306	591	73
Realized gain (loss) on investments	48	-	231	(2)	(4,846)	(15,178)	211	(318)

Change in unrealized gain (loss) on investments	(6,664)	-	(3,776)	1,862	19,663	154,831	(1,021)	123
Reinvested capital gains	-	-	-	-	99,064	-	3,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	496	-	4,464	2,701	132,930	168,959	2,950	(122)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	392,950	32	3,061	54,651	4,469	3,910	25,794	11,595
Transfers between funds	3,807	-	77,984	1,387	19,172	(6,596)	9,046	(3,376)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,250)	(8)	(1,558)	(18)	(86,905)	(100,815)	(110)	(2)
Adjustments to maintain reserves	1,352	(1)	419	176	-	(11)	(1)	(1)

Net equity transactions	384,859	23	79,906	56,196	(63,264)	(103,512)	34,729	8,216

Net change in contract owners’ equity	385,355	23	84,370	58,897	69,666	65,447	37,679	8,094

Contract owners’ equity at beginning of period	23	-	64,789	5,892	1,470,279	1,404,832	8,094	-

Contract owners’ equity at end of period	$385,378	23	149,159	64,789	1,539,945	1,470,279	45,773	8,094

CHANGE IN UNITS:
Beginning units	2	-	7,218	692	56,959	61,279	870	-
Units purchased	37,085	3	17,623	6,527	922	165	4,211	2,250
Units surrendered	(1,236)	(1)	(8,411)	(1)	(3,192)	(4,485)	(563)	(1,380)

Ending units	35,851	2	16,430	7,218	54,689	56,959	4,518	870

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DCAP		DSIF		DVSCS		CLSCV1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	2	309,105	306,286	63,072	54,682	30	-
Realized gain (loss) on investments	30	-	993,733	373,803	13,232	5,504	12	-

Change in unrealized gain (loss) on investments	(32)	32	2,760,932	3,449,037	233,691	416,826	4,481	-
Reinvested capital gains	2	-	1,669,781	767,759	123,564	285,458	173	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	34	5,733,551	4,896,885	433,559	762,470	4,696	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	2,099	489,562	494,921	160,755	170,874	44,509	2,337
Transfers between funds	-	-	(1,463,519)	691,673	(209,618)	(50,936)	(28)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(22)	-	(978,427)	(914,563)	(266,900)	(293,420)	(1,744)	(21)
Adjustments to maintain reserves	22	(2,133)	(1,077)	(1,192)	(270)	(983)	(1)	-

Net equity transactions	-	(34)	(1,953,461)	270,839	(316,033)	(174,465)	42,736	2,316

Net change in contract owners’ equity	-	-	3,780,090	5,167,724	117,526	588,005	47,432	2,316

Contract owners’ equity at beginning of period	-	-	24,186,162	19,018,438	5,605,630	5,017,625	2,316	-

Contract owners’ equity at end of period	$-	-	27,966,252	24,186,162	5,723,156	5,605,630	49,748	2,316

CHANGE IN UNITS:
Beginning units	-	-	435,334	431,074	115,509	119,301	201	-
Units purchased	-	-	12,344	35,413	5,746	8,496	3,915	203
Units surrendered	-	-	(43,885)	(31,153)	(12,018)	(12,288)	(148)	(2)

Ending units	-	-	403,793	435,334	109,237	115,509	3,968	201

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVGT2		CLVLD1		CSCRS		DWVSVS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	366	-	73	-	23,054	12,570
Realized gain (loss) on investments	503	(57)	1	-	(82)	-	551	(27,949)

Change in unrealized gain (loss) on investments	44,188	7,398	(30)	-	11	(11)	132,654	110,257
Reinvested capital gains	33,348	1,597	-	-	-	-	86,596	84,254

Net increase (decrease) in contract owners’ equity resulting from operations	78,039	8,938	337	-	2	(11)	242,855	179,132

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	362,944	1,468	34,530	-	1,158	1,616	117,502	137,606
Transfers between funds	1,544	42,353	-	-	(3,151)	387	(42,368)	(108,436)
Surrenders (notes 2, 3, 4, 5 and 6)	(658)	(409)	(660)	-	(1)	-	(109,013)	(101,960)
Adjustments to maintain reserves	218	(234)	(1)	-	-	-	(46)	62

Net equity transactions	364,048	43,178	33,869	-	(1,994)	2,003	(33,925)	(72,728)

Net change in contract owners’ equity	442,087	52,116	34,206	-	(1,992)	1,992	208,930	106,404

Contract owners’ equity at beginning of period	52,408	292	-	-	1,992	-	2,211,941	2,105,537

Contract owners’ equity at end of period	$494,495	52,408	34,206	-	-	1,992	2,420,871	2,211,941

CHANGE IN UNITS:
Beginning units	5,072	41	-	-	194	-	93,128	96,711
Units purchased	32,942	5,089	3,223	-	109	194	8,667	9,144
Units surrendered	(206)	(58)	(61)	-	(303)	-	(9,987)	(12,727)

Ending units	37,808	5,072	3,162	-	-	194	91,808	93,128

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVEA		DFVGB		DFVGMI		DFVIPS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$34,221	9,470	1,290,314	916,514	333,381	166,863	177,051	225,665
Realized gain (loss) on investments	32,831	1,610	(163,388)	(190,843)	132,880	22,358	(165,972)	(46,436)

Change in unrealized gain (loss) on investments	46,725	37,595	201,628	398,356	519,143	513,876	107,143	40,371
Reinvested capital gains	21,633	9,445	-	-	71,192	67,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,410	58,120	1,328,554	1,124,027	1,056,596	771,001	118,222	219,600

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,094,194	428,533	2,053,406	2,499,870	1,573,852	1,676,764	643,263	731,850
Transfers between funds	(54,122)	148,179	1,548,839	648,457	3,681,152	67,530	(62,887)	248,094
Surrenders (notes 2, 3, 4, 5 and 6)	41,356	(458)	(1,808,342)	(1,669,409)	(439,634)	(353,175)	(368,487)	(366,766)
Adjustments to maintain reserves	1	(4)	(1,176)	6,361	(25)	146	(272)	371

Net equity transactions	1,081,429	576,250	1,792,727	1,485,279	4,815,345	1,391,265	211,617	613,549

Net change in contract owners’ equity	1,216,839	634,370	3,121,281	2,609,306	5,871,941	2,162,266	329,839	833,149

Contract owners’ equity at beginning of period	767,406	133,036	23,724,635	21,115,329	6,576,215	4,413,949	5,897,771	5,064,622

Contract owners’ equity at end of period	$1,984,245	767,406	26,845,916	23,724,635	12,448,156	6,576,215	6,227,610	5,897,771

CHANGE IN UNITS:
Beginning units	73,977	15,408	2,036,887	1,904,466	422,036	324,979	497,770	444,633
Units purchased	115,723	72,374	461,974	450,331	335,595	129,473	117,949	126,199
Units surrendered	(23,513)	(13,805)	(311,761)	(317,910)	(44,289)	(32,416)	(99,831)	(73,062)

Ending units	166,187	73,977	2,187,100	2,036,887	713,342	422,036	515,888	497,770

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVIS		DFVIV		DFVSTF		DFVULV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,252,510	1,003,143	1,848,719	1,819,293	1,171,182	802,047	1,123,690	1,035,933
Realized gain (loss) on investments	164,621	84,655	658,704	570,668	14,091	(1,383)	2,022,638	851,306

Change in unrealized gain (loss) on investments	(1,126,092)	3,061,461	(781,633)	3,218,045	35,719	209,923	(2,301,584)	2,238,201
Reinvested capital gains	979,542	-	954,126	363,068	-	-	5,661,575	631,372

Net increase (decrease) in contract owners’ equity resulting from operations	1,270,581	4,149,259	2,679,916	5,971,074	1,220,992	1,010,587	6,506,319	4,756,812

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,630,591	4,009,298	6,818,055	5,895,208	2,263,328	2,179,541	5,447,373	5,628,112
Transfers between funds	(311,552)	(945,544)	(518,543)	(1,331,017)	1,823,276	513,178	(2,393,054)	842,046
Surrenders (notes 2, 3, 4, 5 and 6)	(2,354,850)	(2,160,291)	(3,231,311)	(2,929,393)	(2,103,127)	(1,545,983)	(3,492,588)	(3,048,009)
Adjustments to maintain reserves	(1,641)	(3,284)	(1,563)	(2,181)	(963)	7,659	(1,895)	4,233

Net equity transactions	962,548	900,179	3,066,638	1,632,617	1,982,514	1,154,395	(440,164)	3,426,382

Net change in contract owners’ equity	2,233,129	5,049,438	5,746,554	7,603,691	3,203,506	2,164,982	6,066,155	8,183,194

Contract owners’ equity at beginning of period	33,876,796	28,827,358	40,652,269	33,048,578	21,439,067	19,274,085	49,340,795	41,157,601

Contract owners’ equity at end of period	$36,109,925	33,876,796	46,398,823	40,652,269	24,642,573	21,439,067	55,406,950	49,340,795

CHANGE IN UNITS:
Beginning units	1,573,628	1,528,029	2,044,773	1,959,189	1,920,204	1,812,290	1,474,775	1,364,540
Units purchased	273,794	273,453	486,233	419,442	630,503	397,283	238,271	285,651
Units surrendered	(231,738)	(227,854)	(342,138)	(333,858)	(458,328)	(289,369)	(252,443)	(175,416)

Ending units	1,615,684	1,573,628	2,188,868	2,044,773	2,092,379	1,920,204	1,460,603	1,474,775

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVUTV		DSGIBA		DSVCGA		ETVFR
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$584,361	560,814	347,472	228,119	14,088	3,249	-	-
Realized gain (loss) on investments	1,099,975	273,153	(14,575)	(82,695)	112,968	10,132	-	-

Change in unrealized gain (loss) on investments	(1,353,242)	3,302,856	532,491	928,268	1,096,805	1,273,502	-	-
Reinvested capital gains	2,846,631	2,495,513	-	-	568,171	178,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,177,725	6,632,336	865,388	1,073,692	1,792,032	1,465,728	-	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,144,470	4,838,588	2,493,076	2,669,484	2,701,773	1,510,789	-	-
Transfers between funds	(2,591,580)	513,133	(80,856)	(227,580)	138,487	44,190	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,572,936)	(2,397,577)	(1,080,710)	(729,339)	(1,008,387)	(536,396)	(4)	-
Adjustments to maintain reserves	(963)	(298)	(9,009)	96	38	33	4	-

Net equity transactions	(1,021,009)	2,953,846	1,322,501	1,712,661	1,831,911	1,018,616	-	-

Net change in contract owners’ equity	2,156,716	9,586,182	2,187,889	2,786,353	3,623,943	2,484,344	-	-

Contract owners’ equity at beginning of period	40,160,240	30,574,058	9,011,191	6,224,838	5,900,961	3,416,617	-	-

Contract owners’ equity at end of period	$42,316,956	40,160,240	11,199,080	9,011,191	9,524,904	5,900,961	-	-

CHANGE IN UNITS:
Beginning units	1,079,629	986,579	570,591	452,861	246,208	197,542	-	-
Units purchased	221,796	253,085	154,854	207,159	124,893	84,067	-	-
Units surrendered	(249,429)	(160,035)	(75,473)	(89,429)	(57,232)	(35,401)	-	-

Ending units	1,051,996	1,079,629	649,972	570,591	313,869	246,208	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FQB		FB2		FC2		FCP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$17,835	15,787	2,721	1,118	30	166	640	-
Realized gain (loss) on investments	(2,745)	(4,944)	9,322	(641)	18,196	61	426	-

Change in unrealized gain (loss) on investments	7,905	24,364	7,135	6,734	(5,602)	9,908	(13,771)	-
Reinvested capital gains	-	-	1,356	-	16,483	1,948	47,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,995	35,207	20,534	7,211	29,107	12,083	34,923	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	34,829	36,922	75,798	215,210	95,987	18,575	439,800	-
Transfers between funds	(1,513)	(39,943)	5,191	(126,706)	(22,629)	38,536	(614)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(40,076)	(29,831)	(459)	(571)	(642)	(184)	(21,385)	-
Adjustments to maintain reserves	(11)	14	-	-	-	-	-	-

Net equity transactions	(6,771)	(32,838)	80,530	87,933	72,716	56,927	417,801	-

Net change in contract owners’ equity	16,224	2,369	101,064	95,144	101,823	69,010	452,724	-

Contract owners’ equity at beginning of period	590,261	587,892	95,144	-	78,265	9,255	-	-

Contract owners’ equity at end of period	$606,485	590,261	196,208	95,144	180,088	78,265	452,724	-

CHANGE IN UNITS:
Beginning units	30,969	32,738	9,624	-	7,960	1,253	-	-
Units purchased	2,211	2,280	20,828	24,011	11,037	6,761	32,695	-
Units surrendered	(2,550)	(4,049)	(13,288)	(14,387)	(5,272)	(54)	(1,592)	-

Ending units	30,630	30,969	17,164	9,624	13,725	7,960	31,103	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FCS		FDSCS2		FEIS		FEMS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$27,423	68,509	2,734	11	229,428	215,596	145,720	170,306
Realized gain (loss) on investments	437,875	22,179	115	(1)	233,382	99,742	96,401	(23,984)

Change in unrealized gain (loss) on investments	3,069,953	3,652,823	18,537	92	594,074	523,465	650,838	545,323
Reinvested capital gains	3,937,115	588,341	2,230	-	789,932	341,440	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,472,366	4,331,852	23,616	102	1,846,816	1,180,243	892,959	691,645

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,407,757	3,343,829	337,256	-	539,320	536,193	1,501,407	1,376,931
Transfers between funds	3,939,505	1,110,729	33,460	1,938	(303,426)	(187,662)	570,926	434,936
Surrenders (notes 2, 3, 4, 5 and 6)	(1,822,316)	(1,121,306)	(132)	(6)	(586,892)	(644,982)	(434,795)	(421,378)
Adjustments to maintain reserves	(1,129)	1,134	(1)	1	2,911	(1,903)	(105)	335

Net equity transactions	8,523,817	3,334,386	370,583	1,933	(348,087)	(298,354)	1,637,433	1,390,824

Net change in contract owners’ equity	15,996,183	7,666,238	394,199	2,035	1,498,729	881,889	2,530,392	2,082,469

Contract owners’ equity at beginning of period	19,489,895	11,823,657	2,035	-	12,234,476	11,352,587	8,769,077	6,686,608

Contract owners’ equity at end of period	$35,486,078	19,489,895	396,234	2,035	13,733,205	12,234,476	11,299,469	8,769,077

CHANGE IN UNITS:
Beginning units	1,072,318	867,405	220	-	320,173	328,390	726,709	607,379
Units purchased	617,702	317,534	37,045	221	15,841	29,111	261,928	204,999
Units surrendered	(228,991)	(112,621)	(432)	(1)	(24,161)	(37,328)	(136,374)	(85,669)

Ending units	1,461,029	1,072,318	36,833	220	311,853	320,173	852,263	726,709

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF10S		FF20S		FF30S		FG2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$54,450	58,323	99,999	106,805	248,440	239,353	-	-
Realized gain (loss) on investments	(17,440)	(31,407)	2,388	10,084	123,781	128,924	13,253	366

Change in unrealized gain (loss) on investments	42,093	5,580	54,466	260,507	587,353	996,755	(79,267)	23,514
Reinvested capital gains	1,313	102,419	102,821	23,704	24,751	-	246,259	13,841

Net increase (decrease) in contract owners’ equity resulting from operations	80,416	134,915	259,674	401,100	984,325	1,365,032	180,245	37,721

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	41,386	57,374	151,960	176,296	482,945	508,773	23,744	63,762
Transfers between funds	777	(58)	(27,845)	(2,529)	193,444	(172,645)	645,757	265,452
Surrenders (notes 2, 3, 4, 5 and 6)	(124,724)	(112,984)	(402,019)	(308,046)	(771,890)	(644,634)	(2,570)	(170)
Adjustments to maintain reserves	(68)	159	(35)	332	(593)	(388)	203	(231)

Net equity transactions	(82,629)	(55,509)	(277,939)	(133,947)	(96,094)	(308,894)	667,134	328,813

Net change in contract owners’ equity	(2,213)	79,406	(18,265)	267,153	888,231	1,056,138	847,379	366,534

Contract owners’ equity at beginning of period	1,552,945	1,473,539	3,564,262	3,297,109	10,569,963	9,513,825	366,586	52

Contract owners’ equity at end of period	$1,550,732	1,552,945	3,545,997	3,564,262	11,458,194	10,569,963	1,213,965	366,586

CHANGE IN UNITS:
Beginning units	58,858	61,028	116,912	121,493	299,448	308,760	36,554	7
Units purchased	1,543	7,675	5,859	7,910	19,047	18,195	61,352	36,826
Units surrendered	(4,565)	(9,845)	(14,624)	(12,491)	(21,620)	(27,507)	(4,844)	(279)

Ending units	55,836	58,858	108,147	116,912	296,875	299,448	93,062	36,554

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FGO2		FGP		FGS		FIGBP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	3	-	-	24,534	6,002	-
Realized gain (loss) on investments	1,253	-	1,486	-	1,741,849	508,562	567	-

Change in unrealized gain (loss) on investments	(1,241)	-	(55,862)	3	(1,180,680)	15,211,054	(5,405)	-
Reinvested capital gains	-	-	77,879	2	22,762,154	3,056,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12	-	23,506	5	23,323,323	18,800,161	1,164	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,365	-	403,959	9,967	15,722,660	9,820,618	172,509	-
Transfers between funds	60,516	-	(119)	-	1,972,901	1,894,709	43,885	-
Surrenders (notes 2, 3, 4, 5 and 6)	(46)	-	(33,098)	(238)	(6,632,693)	(4,254,634)	(8,526)	-
Adjustments to maintain reserves	-	-	-	-	(3,054)	3,943	-	-

Net equity transactions	66,835	-	370,742	9,729	11,059,814	7,464,636	207,868	-

Net change in contract owners’ equity	66,847	-	394,248	9,734	34,383,137	26,264,797	209,032	-

Contract owners’ equity at beginning of period	-	-	9,734	-	75,347,140	49,082,343	-	-

Contract owners’ equity at end of period	$66,847	-	403,982	9,734	109,730,277	75,347,140	209,032	-

CHANGE IN UNITS:
Beginning units	-	-	874	-	1,001,594	887,957	-	-
Units purchased	5,799	-	29,350	896	281,584	229,190	20,142	-
Units surrendered	(4)	-	(2,399)	(22)	(163,422)	(115,553)	(788)	-

Ending units	5,795	-	27,825	874	1,119,756	1,001,594	19,354	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FIGBP2		FIGBS		FMC2		FMCS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,999	1,694	293,268	194,373	1,291	64	55,579	52,004
Realized gain (loss) on investments	847	(12)	(255,621)	(189,031)	550	176	93,697	28,857

Change in unrealized gain (loss) on investments	(3,598)	1,692	101,913	435,082	(24,944)	1,448	156,485	1,052,028
Reinvested capital gains	-	-	-	-	43,788	449	1,525,474	281,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,248	3,374	139,560	440,424	20,685	2,137	1,831,235	1,414,126

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,592	10,092	363,747	344,408	340,347	14,717	542,971	581,070
Transfers between funds	30,570	23,091	939,395	1,185,172	3,559	(2,917)	(116,780)	(127,548)
Surrenders (notes 2, 3, 4, 5 and 6)	(765)	(248)	(564,920)	(680,954)	5	(21)	(833,316)	(798,199)
Adjustments to maintain reserves	207	(208)	(315)	(956)	-	(2)	(1,053)	(3,160)

Net equity transactions	52,604	32,727	737,907	847,670	343,911	11,777	(408,178)	(347,837)

Net change in contract owners’ equity	53,852	36,101	877,467	1,288,094	364,596	13,914	1,423,057	1,066,289

Contract owners’ equity at beginning of period	69,965	33,864	7,722,259	6,434,165	17,709	3,795	10,691,585	9,625,296

Contract owners’ equity at end of period	$123,817	69,965	8,599,726	7,722,259	382,305	17,709	12,114,642	10,691,585

CHANGE IN UNITS:
Beginning units	7,648	3,924	417,212	368,895	1,846	454	207,578	214,913
Units purchased	6,154	3,756	129,426	123,180	32,406	1,733	13,781	23,203
Units surrendered	(467)	(32)	(89,444)	(74,863)	(249)	(341)	(20,934)	(30,538)

Ending units	13,335	7,648	457,194	417,212	34,003	1,846	200,425	207,578

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FNRS2		FOS		FRESS		FVFRHI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$262,751	286,988	162,489	75,942	219,357	113,553	-	52
Realized gain (loss) on investments	2,104,675	2,043,417	99,783	5,691	(53,432)	(55,241)	(21)	(12)

Change in unrealized gain (loss) on investments	(1,905,665)	(2,173,056)	(333,472)	1,217,129	185,251	282,200	23	(23)
Reinvested capital gains	-	-	468,313	21,277	-	180,758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	461,761	157,349	397,113	1,320,039	351,176	521,270	2	17

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,853,076	1,471,601	1,748,594	1,463,852	612,823	684,162	-	825
Transfers between funds	(1,005,049)	(943,326)	82,759	298,019	(412,305)	97,240	(600)	(255)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,011,464)	(1,309,295)	(808,575)	(432,535)	(294,405)	(253,445)	(1)	12
Adjustments to maintain reserves	(221)	4,050	4,698	365	(148)	277	(1)	1

Net equity transactions	(163,658)	(776,970)	1,027,476	1,329,701	(94,035)	528,234	(602)	583

Net change in contract owners’ equity	298,103	(619,621)	1,424,589	2,649,740	257,141	1,049,504	(600)	600

Contract owners’ equity at beginning of period	11,686,543	12,306,164	8,551,696	5,901,956	5,239,151	4,189,647	600	-

Contract owners’ equity at end of period	$11,984,646	11,686,543	9,976,285	8,551,696	5,496,292	5,239,151	-	600

CHANGE IN UNITS:
Beginning units	407,668	432,290	537,619	446,760	423,044	375,811	56	-
Units purchased	138,425	121,398	124,899	136,489	93,436	97,446	-	87
Units surrendered	(144,185)	(146,020)	(64,946)	(45,630)	(99,271)	(50,213)	(56)	(31)

Ending units	401,908	407,668	597,572	537,619	417,209	423,044	-	56

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVICA2		FVSS		FVSS2		FEOVF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$971	22	124	125	10,278	7,103	906	-
Realized gain (loss) on investments	3,250	(1)	212	87	62,464	1,126	50	-

Change in unrealized gain (loss) on investments	(2,301)	2,026	(1,037)	1,533	(154,250)	72,795	(500)	(340)
Reinvested capital gains	-	-	1,858	443	178,378	28,869	358	1,882

Net increase (decrease) in contract owners’ equity resulting from operations	1,920	2,047	1,157	2,188	96,870	109,893	814	1,542

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,468	2,576	-	-	325,044	345,136	14,576	4,762
Transfers between funds	117,234	11,423	652	37	107,046	283,789	25,024	18,868
Surrenders (notes 2, 3, 4, 5 and 6)	(552)	(107)	(664)	(637)	(60,178)	(86,005)	(198)	(16)
Adjustments to maintain reserves	-	-	1	(14)	(33)	101	1	(2)

Net equity transactions	144,150	13,892	(11)	(614)	371,879	543,021	39,403	23,612

Net change in contract owners’ equity	146,070	15,939	1,146	1,574	468,749	652,914	40,217	25,154

Contract owners’ equity at beginning of period	15,939	-	12,173	10,599	857,257	204,343	26,191	1,037

Contract owners’ equity at end of period	$162,009	15,939	13,319	12,173	1,326,006	857,257	66,408	26,191

CHANGE IN UNITS:
Beginning units	1,736	-	259	272	73,314	21,077	2,617	114
Units purchased	14,671	1,749	14	2	171,781	82,899	3,916	2,504
Units surrendered	(59)	(13)	(14)	(15)	(141,210)	(30,662)	(280)	(1)

Ending units	16,348	1,736	259	259	103,885	73,314	6,253	2,617

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVDM2		FTVFA1		FTVFA2		FTVGB1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$13,823	7,209	13,510	8,689	26,805	19,388	-	-
Realized gain (loss) on investments	8,856	4,135	(21,217)	(15,944)	(87,169)	(15,357)	(101,208)	(188,153)

Change in unrealized gain (loss) on investments	401	26,518	61,150	68,839	186,856	158,117	(352,490)	308,406
Reinvested capital gains	2,656	262	-	8,442	-	22,505	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,736	38,124	53,443	70,026	126,492	184,653	(453,698)	120,253

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	16,928	16,881	35,586	32,851	1,463	13,005	237,250	295,079
Transfers between funds	(3,690)	18,211	(22,130)	47,373	-	(160)	11,900	(57,305)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,841)	(46,958)	(30,420)	(36,404)	(238,398)	(25,505)	(230,287)	(403,558)
Adjustments to maintain reserves	-	(2)	(32)	93	1	(11)	(251)	177

Net equity transactions	8,397	(11,868)	(16,996)	43,913	(236,934)	(12,671)	18,612	(165,607)

Net change in contract owners’ equity	34,133	26,256	36,447	113,939	(110,442)	171,982	(435,086)	(45,354)

Contract owners’ equity at beginning of period	333,250	306,994	556,181	442,242	1,444,001	1,272,019	4,085,807	4,131,161

Contract owners’ equity at end of period	$367,383	333,250	592,628	556,181	1,333,559	1,444,001	3,650,721	4,085,807

CHANGE IN UNITS:
Beginning units	25,747	26,712	25,564	23,328	67,575	68,225	387,008	403,802
Units purchased	2,746	3,121	3,102	4,418	65	645	49,535	55,411
Units surrendered	(2,130)	(4,086)	(3,753)	(2,182)	(10,465)	(1,295)	(47,450)	(72,205)

Ending units	26,363	25,747	24,913	25,564	57,175	67,575	389,093	387,008

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVGI2		FTVIS1		FTVIS2		FTVMD1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	233,274	218,427	24,218	22,604	7,550	-
Realized gain (loss) on investments	(9,259)	(32,756)	(45,035)	(38,833)	(868)	(10,101)	121	-

Change in unrealized gain (loss) on investments	(80,811)	55,164	118,764	(59,520)	7,071	963	(56,582)	-
Reinvested capital gains	-	-	18,232	251,571	1,984	27,404	27,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,070)	22,408	325,235	371,645	32,405	40,870	(21,227)	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	8,247	8,081	460,433	445,195	4,357	4,642	937,300	-
Transfers between funds	70,616	(23,781)	(448,428)	(183,824)	(941)	(40,601)	77,771	-
Surrenders (notes 2, 3, 4, 5 and 6)	(23,583)	(38,925)	(144,114)	(424,625)	(21,534)	(152,046)	(66,598)	-
Adjustments to maintain reserves	(2)	32	(151)	397	78	(105)	-	-

Net equity transactions	55,278	(54,593)	(132,260)	(162,857)	(18,040)	(188,110)	948,473	-

Net change in contract owners’ equity	(34,792)	(32,185)	192,975	208,788	14,365	(147,240)	927,246	-

Contract owners’ equity at beginning of period	765,540	797,725	4,470,856	4,262,068	455,779	603,019	-	-

Contract owners’ equity at end of period	$730,748	765,540	4,663,831	4,470,856	470,144	455,779	927,246	-

CHANGE IN UNITS:
Beginning units	82,608	88,564	219,388	227,697	17,010	24,446	-	-
Units purchased	9,263	1,378	32,954	34,839	225	275	102,368	-
Units surrendered	(2,901)	(7,334)	(39,370)	(43,148)	(868)	(7,711)	(12,386)	-

Ending units	88,970	82,608	212,972	219,388	16,367	17,010	89,982	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVSC1		FTVSVI		FTVUG1		TIF2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	34,796	21,788	-	-	12,529	18,647
Realized gain (loss) on investments	72	-	(58,160)	(176,889)	37	-	(9,520)	(21,614)

Change in unrealized gain (loss) on investments	(684)	-	318,992	355,593	(3,021)	-	(11,385)	99,926
Reinvested capital gains	-	-	68,614	157,389	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(612)	-	364,242	357,881	(2,984)	-	(8,376)	96,959

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	33,040	-	124,182	141,374	112,796	-	76,225	75,481
Transfers between funds	5,245	-	(72,613)	(108,715)	169,597	-	(62,214)	67,987
Surrenders (notes 2, 3, 4, 5 and 6)	(2,352)	-	(252,779)	(240,669)	(8,522)	-	(46,482)	(93,198)
Adjustments to maintain reserves	-	-	(183)	(2,912)	-	-	(32)	17

Net equity transactions	35,933	-	(201,393)	(210,922)	273,871	-	(32,503)	50,287

Net change in contract owners’ equity	35,321	-	162,849	146,959	270,887	-	(40,879)	147,246

Contract owners’ equity at beginning of period	-	-	3,062,216	2,915,257	-	-	576,451	429,205

Contract owners’ equity at end of period	$35,321	-	3,225,065	3,062,216	270,887	-	535,572	576,451

CHANGE IN UNITS:
Beginning units	-	-	67,628	72,766	-	-	51,630	46,421
Units purchased	3,402	-	3,169	6,297	26,875	-	9,137	18,515
Units surrendered	(214)	-	(7,210)	(11,435)	(841)	-	(12,315)	(13,306)

Ending units	3,188	-	63,587	67,628	26,034	-	48,452	51,630

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVGMNS		GVMSAS		GVFRB		GVTRBE
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,881	1,981	14,777	32,451	3,964	336	-	-
Realized gain (loss) on investments	(1,177)	(4,550)	(1,073)	(18,797)	992	163	-	-

Change in unrealized gain (loss) on investments	10,672	19,285	4,157	22,725	(1,313)	553	(214)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,376	16,716	17,861	36,379	3,643	1,052	(214)	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,809	8,811	154,173	165,123	24,635	14,059	10	-
Transfers between funds	7,271	(8,421)	(121,902)	(151,533)	28,128	9,356	13,405	-
Surrenders (notes 2, 3, 4, 5 and 6)	(15,914)	(14,217)	(56,621)	(45,803)	(264)	(25)	(6)	-
Adjustments to maintain reserves	5	33	(15)	6	50	(51)	(1)	-

Net equity transactions	1,171	(13,794)	(24,365)	(32,207)	52,549	23,339	13,408	-

Net change in contract owners’ equity	14,547	2,922	(6,504)	4,172	56,192	24,391	13,194	-

Contract owners’ equity at beginning of period	113,396	110,474	547,255	543,083	24,391	-	-	-

Contract owners’ equity at end of period	$127,943	113,396	540,751	547,255	80,583	24,391	13,194	-

CHANGE IN UNITS:
Beginning units	6,926	7,798	47,031	50,299	2,209	-	-	-
Units purchased	1,237	1,303	16,505	18,610	4,649	2,213	1,437	-
Units surrendered	(1,171)	(2,175)	(18,542)	(21,878)	(26)	(4)	(1)	-

Ending units	6,992	6,926	44,994	47,031	6,832	2,209	1,436	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RBF		RBKF		RELF		RESF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	1,139	(1)	1,349	-	1,100	-	(55)	-

Change in unrealized gain (loss) on investments	(9,459)	3,223	4,463	-	(5,420)	103	(124)	(4)
Reinvested capital gains	3,582	246	-	-	1,118	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,738)	3,468	5,812	-	(3,202)	103	(179)	(4)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	12,739	288	509	-	70,291	-	1,298	1,506
Transfers between funds	8,164	33,904	38,017	-	662	1,055	(800)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(676)	(90)	(359)	-	(268)	-	-	44
Adjustments to maintain reserves	1	(1)	(1)	-	(1)	-	-	1

Net equity transactions	20,228	34,101	38,166	-	70,684	1,055	498	1,551

Net change in contract owners’ equity	15,490	37,569	43,978	-	67,482	1,158	319	1,547

Contract owners’ equity at beginning of period	37,569	-	-	-	1,158	-	1,547	-

Contract owners’ equity at end of period	$53,059	37,569	43,978	-	68,640	1,158	1,866	1,547

CHANGE IN UNITS:
Beginning units	4,286	-	-	-	109	-	121	-
Units purchased	6,524	4,298	5,627	-	9,464	109	104	121
Units surrendered	(4,670)	(12)	(1,252)	-	(4,000)	-	(66)	-

Ending units	6,140	4,286	4,375	-	5,573	109	159	121

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RHCF		RHYS		RINF		ROF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	145	-	-	-	145	-
Realized gain (loss) on investments	39	-	111	-	14	810	8,820	-

Change in unrealized gain (loss) on investments	(596)	35	(26)	26	652	1,759	(693)	206
Reinvested capital gains	163	-	-	-	-	-	1,343	-

Net increase (decrease) in contract owners’ equity resulting from operations	(394)	35	230	26	666	2,569	9,615	206

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	312	1,160	1,614	418	7,163	14,576	5,421
Transfers between funds	5,771	-	(3,412)	382	6,513	(21,314)	27,414	2,621
Surrenders (notes 2, 3, 4, 5 and 6)	(5)	31	(1)	-	(12)	-	(133)	-
Adjustments to maintain reserves	-	-	-	1	(2)	1	-	-

Net equity transactions	5,766	343	(2,253)	1,997	6,917	(14,150)	41,857	8,042

Net change in contract owners’ equity	5,372	378	(2,023)	2,023	7,583	(11,581)	51,472	8,248

Contract owners’ equity at beginning of period	378	-	2,023	-	-	11,581	8,248	-

Contract owners’ equity at end of period	$5,750	378	-	2,023	7,583	-	59,720	8,248

CHANGE IN UNITS:
Beginning units	40	-	204	-	-	2,353	821	-
Units purchased	608	40	115	204	892	1,301	77,908	821
Units surrendered	(40)	-	(319)	-	(45)	(3,654)	(73,932)	-

Ending units	608	40	-	204	847	-	4,797	821

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RPMF		RREF		RTEC		RTEL
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$88	1	-	-	-	-	2	-
Realized gain (loss) on investments	1,029	-	-	-	2,148	(10)	73	-

Change in unrealized gain (loss) on investments	(1,435)	45	(154)	-	2,117	299	(2,285)	25
Reinvested capital gains	-	-	-	-	1,036	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(318)	46	(154)	-	5,301	290	(2,210)	25

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	10,707	1,059	-	-	10,029	1,096	293	312
Transfers between funds	(2,965)	-	3,561	-	32,832	1,831	46,380	-
Surrenders (notes 2, 3, 4, 5 and 6)	(245)	-	-	-	(106)	(158)	(44)	31
Adjustments to maintain reserves	-	-	-	-	2	2	-	-

Net equity transactions	7,497	1,059	3,561	-	42,757	2,771	46,629	343

Net change in contract owners’ equity	7,179	1,105	3,407	-	48,058	3,061	44,419	368

Contract owners’ equity at beginning of period	1,105	-	-	-	3,136	75	368	-

Contract owners’ equity at end of period	$8,284	1,105	3,407	-	51,194	3,136	44,787	368

CHANGE IN UNITS:
Beginning units	121	-	-	-	338	12	47	-
Units purchased	9,561	121	391	-	5,994	716	4,964	47
Units surrendered	(8,840)	-	-	-	(1,883)	(390)	(95)	-

Ending units	842	121	391	-	4,449	338	4,916	47

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTRF		RUTL		RVARS		RVLCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1	-	90	-	57,310	32,659	10	-
Realized gain (loss) on investments	(1)	-	161	-	11,755	17,854	972	-

Change in unrealized gain (loss) on investments	15	4	1,407	-	(106,351)	(1,646)	1,555	13
Reinvested capital gains	-	-	-	-	-	-	69	-

Net increase (decrease) in contract owners’ equity resulting from operations	15	4	1,658	-	(37,286)	48,867	2,606	13

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	241	265	462	-	45,425	71,422	5,131	3,228
Transfers between funds	-	-	49,886	-	(120,857)	(71,844)	(1,013)	775
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(333)	-	(36,111)	(47,716)	(2)	-
Adjustments to maintain reserves	-	-	-	-	-	70	-	-

Net equity transactions	241	265	50,015	-	(111,543)	(48,068)	4,116	4,003

Net change in contract owners’ equity	256	269	51,673	-	(148,829)	799	6,722	4,016

Contract owners’ equity at beginning of period	269	-	-	-	1,153,252	1,152,453	4,016	-

Contract owners’ equity at end of period	$525	269	51,673	-	1,004,423	1,153,252	10,738	4,016

CHANGE IN UNITS:
Beginning units	35	-	-	-	89,916	93,779	541	-
Units purchased	32	35	4,426	-	15,001	19,611	1,507	541
Units surrendered	-	-	(99)	-	(23,630)	(23,474)	(905)	-

Ending units	67	35	4,327	-	81,287	89,916	1,143	541

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVLCV		RVMCG		RVMCV		RVMFU
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$194	-	-	-	1	-	1,273	-
Realized gain (loss) on investments	3,847	139	(1,220)	-	(193)	53	99	-

Change in unrealized gain (loss) on investments	(430)	65	-	-	87	2	(4,804)	-
Reinvested capital gains	-	-	-	-	36	-	681	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,611	204	(1,220)	-	(69)	55	(2,751)	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,307	4,688	4,254	-	3,805	702	983	446
Transfers between funds	63,390	(904)	(3,104)	-	598	(673)	58,745	-
Surrenders (notes 2, 3, 4, 5 and 6)	(65,721)	-	69	-	(44)	(1)	(93)	44
Adjustments to maintain reserves	(1)	-	1	-	1	-	-	-

Net equity transactions	1,975	3,784	1,220	-	4,360	28	59,635	490

Net change in contract owners’ equity	5,586	3,988	-	-	4,291	83	56,884	490

Contract owners’ equity at beginning of period	3,988	-	-	-	83	-	490	-

Contract owners’ equity at end of period	$9,574	3,988	-	-	4,374	83	57,374	490

CHANGE IN UNITS:
Beginning units	386	-	-	-	7	-	43	-
Units purchased	72,220	473	4,393	-	2,001	271	5,048	43
Units surrendered	(71,769)	(87)	(4,393)	-	(1,656)	(264)	(51)	-

Ending units	837	386	-	-	352	7	5,040	43

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVSCG		RVSCV		ACEG		AVMCCI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	1,236	939
Realized gain (loss) on investments	(28)	-	(602)	-	120	(568)	(3,343)	(11,594)

Change in unrealized gain (loss) on investments	(498)	-	248	-	48,620	38,494	51,899	52,869
Reinvested capital gains	-	-	-	-	-	2,738	8,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	(526)	-	(354)	-	48,740	40,664	58,701	42,214

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	341	-	2,142	-	1,845	1,660	4,053	7,364
Transfers between funds	16,659	-	4,747	-	2,147	-	(12,282)	33,114
Surrenders (notes 2, 3, 4, 5 and 6)	(24)	-	(54)	-	(2,729)	(2,963)	(8,470)	(28,273)
Adjustments to maintain reserves	-	-	-	-	1	(11)	(1)	31

Net equity transactions	16,976	-	6,835	-	1,264	(1,314)	(16,700)	12,236

Net change in contract owners’ equity	16,450	-	6,481	-	50,004	39,350	42,001	54,450

Contract owners’ equity at beginning of period	-	-	-	-	139,357	100,007	346,120	291,670

Contract owners’ equity at end of period	$16,450	-	6,481	-	189,361	139,357	388,121	346,120

CHANGE IN UNITS:
Beginning units	-	-	-	-	3,374	3,412	13,930	13,437
Units purchased	2,156	-	2,560	-	81	47	268	1,862
Units surrendered	(191)	-	(1,950)	-	(56)	(85)	(855)	(1,369)

Ending units	1,965	-	610	-	3,399	3,374	13,343	13,930

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVBRA1		IVCPBI		IVDDI		IVRE
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$936,145	-	3,598	1,306	1,835	1,185	37	-
Realized gain (loss) on investments	(162,504)	(530,499)	256	-	(466)	(26)	-	-

Change in unrealized gain (loss) on investments	(278,541)	1,342,585	(400)	1,364	5,000	(1,382)	27	-
Reinvested capital gains	-	-	-	-	3,906	4,880	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,100	812,086	3,454	2,670	10,275	4,657	64	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,213,214	3,458,173	497	49,266	19,096	31,925	-	-
Transfers between funds	(848,895)	(1,047,491)	44,414	405	(8,107)	22,731	1,348	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,094,270)	(1,274,565)	(612)	-	(526)	(80)	-	-
Adjustments to maintain reserves	(6,979)	3,208	1	-	1	4	-	-

Net equity transactions	1,263,070	1,139,325	44,300	49,671	10,464	54,580	1,348	-

Net change in contract owners’ equity	1,758,170	1,951,411	47,754	52,341	20,739	59,237	1,412	-

Contract owners’ equity at beginning of period	13,370,437	11,419,026	52,341	-	78,773	19,536	-	-

Contract owners’ equity at end of period	$15,128,607	13,370,437	100,095	52,341	99,512	78,773	1,412	-

CHANGE IN UNITS:
Beginning units	924,895	842,308	5,805	-	7,296	1,973	-	-
Units purchased	238,660	272,024	5,086	5,805	1,630	5,357	170	-
Units surrendered	(156,115)	(189,437)	(119)	-	(786)	(34)	-	-

Ending units	1,007,440	924,895	10,772	5,805	8,140	7,296	170	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVAG		OVGI		OVGS		OVIG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	15,619	67,224	50,749
Realized gain (loss) on investments	(88,027)	(135,704)	81	-	(138,492)	(14,114)	(71,445)	(210,493)

Change in unrealized gain (loss) on investments	218,267	201,497	(64)	64	913,701	1,106,636	(890,144)	1,695,469
Reinvested capital gains	-	-	-	-	497,411	789,874	689,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	130,240	65,793	17	64	1,272,620	1,898,015	(204,950)	1,535,725

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	31,371	37,921	15	7,581	769,578	849,393	2,105,759	2,111,059
Transfers between funds	(1,665)	28,306	-	-	554,034	(68,563)	(559,752)	(241,877)
Surrenders (notes 2, 3, 4, 5 and 6)	(47,955)	(97,030)	-	-	(845,449)	(417,476)	(931,170)	(810,090)
Adjustments to maintain reserves	30	33	(32)	(7,645)	(137)	(1,970)	(32)	407

Net equity transactions	(18,219)	(30,770)	(17)	(64)	478,026	361,384	614,805	1,059,499

Net change in contract owners’ equity	112,021	35,023	-	-	1,750,646	2,259,399	409,855	2,595,224

Contract owners’ equity at beginning of period	559,588	524,565	-	-	7,621,885	5,362,486	9,429,509	6,834,285

Contract owners’ equity at end of period	$671,609	559,588	-	-	9,372,531	7,621,885	9,839,364	9,429,509

CHANGE IN UNITS:
Beginning units	40,578	43,041	-	-	229,635	217,681	661,870	580,742
Units purchased	9,510	8,594	-	-	53,441	39,886	155,813	181,985
Units surrendered	(10,886)	(11,057)	-	-	(39,786)	(27,932)	(115,310)	(100,857)

Ending units	39,202	40,578	-	-	243,290	229,635	702,373	661,870

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSB		OVSC		WRASP		WRBDP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$12,719	-	-	59,854	225,456	222,527	29,700	23,220
Realized gain (loss) on investments	(2,547)	(11,820)	63,282	16,722	28,080	(145,871)	(6,163)	(17,520)

Change in unrealized gain (loss) on investments	2,694	45,112	428,143	783,736	641,459	1,284,487	377	55,400
Reinvested capital gains	-	-	259,417	-	452,790	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,866	33,292	750,842	860,312	1,347,785	1,361,143	23,914	61,100

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,424	10,581	1,756,420	1,044,882	541,500	742,425	39,040	41,645
Transfers between funds	-	18,470	195,924	53,257	(222,695)	(346,124)	166,226	24,224
Surrenders (notes 2, 3, 4, 5 and 6)	(17,210)	(25,641)	(421,682)	(377,897)	(676,370)	(965,749)	(53,315)	(102,239)
Adjustments to maintain reserves	(7)	20	(696)	(325)	707	1,728	(23)	130

Net equity transactions	(7,793)	3,430	1,529,966	719,917	(356,858)	(567,720)	151,928	(36,240)

Net change in contract owners’ equity	5,073	36,722	2,280,808	1,580,229	990,927	793,423	175,842	24,860

Contract owners’ equity at beginning of period	409,951	373,229	5,885,792	4,305,563	10,930,161	10,136,738	914,631	889,771

Contract owners’ equity at end of period	$415,024	409,951	8,166,600	5,885,792	11,921,088	10,930,161	1,090,473	914,631

CHANGE IN UNITS:
Beginning units	34,744	34,442	112,468	97,187	541,563	572,243	57,431	59,877
Units purchased	830	4,178	39,695	28,236	41,455	48,754	14,048	4,898
Units surrendered	(1,477)	(3,876)	(13,679)	(12,955)	(57,695)	(79,434)	(4,642)	(7,344)

Ending units	34,097	34,744	138,484	112,468	525,323	541,563	66,837	57,431

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRBP		WRCEP		WRENG		WRGNR
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$12,523	6,350	6,683	5,545	12,759	13,630	35,262	16,229
Realized gain (loss) on investments	(33,213)	(29,246)	72,681	14,387	3,142	5,190	12,213	12,353

Change in unrealized gain (loss) on investments	161,202	150,661	144,203	155,954	(40,781)	(2,342)	(52,957)	(16,836)
Reinvested capital gains	-	-	196,153	139,214	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,512	127,765	419,720	315,100	(24,880)	16,478	(5,482)	11,746

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	37,704	42,453	60,472	62,487	19,906	21,969	32,615	35,171
Transfers between funds	(47,451)	6,579	45,255	(4,442)	35,966	7,861	27,343	21,460
Surrenders (notes 2, 3, 4, 5 and 6)	(75,013)	(71,188)	(161,285)	(162,088)	(20,139)	(33,017)	(38,133)	(78,070)
Adjustments to maintain reserves	(118)	140	101	326	(53)	84	(53)	6

Net equity transactions	(84,878)	(22,016)	(55,457)	(103,717)	35,680	(3,103)	21,772	(21,433)

Net change in contract owners’ equity	55,634	105,749	364,263	211,383	10,800	13,375	16,290	(9,687)

Contract owners’ equity at beginning of period	923,542	817,793	1,624,748	1,413,365	418,529	405,154	672,968	682,655

Contract owners’ equity at end of period	$979,176	923,542	1,989,011	1,624,748	429,329	418,529	689,258	672,968

CHANGE IN UNITS:
Beginning units	31,236	32,093	33,704	36,215	48,220	48,553	94,915	97,808
Units purchased	1,444	2,014	5,439	1,735	6,909	4,771	19,714	9,747
Units surrendered	(4,030)	(2,871)	(6,314)	(4,246)	(2,733)	(5,104)	(16,846)	(12,640)

Ending units	28,650	31,236	32,829	33,704	52,396	48,220	97,783	94,915

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRGP		WRHIP		WRI2P		WRIP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	233,154	230,647	10,766	11,834	18,485	716
Realized gain (loss) on investments	(50,104)	(27,435)	(86,464)	(158,216)	(10,185)	(10,236)	13,833	1,838

Change in unrealized gain (loss) on investments	250,083	446,499	70,550	321,567	26,898	106,298	187,220	(17,497)
Reinvested capital gains	321,494	187,402	-	-	1,949	-	15,038	175,225

Net increase (decrease) in contract owners’ equity resulting from operations	521,473	606,466	217,240	393,998	29,428	107,896	234,576	160,282

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	80,316	83,890	208,623	287,242	29,284	31,278	60,118	44,285
Transfers between funds	(135,395)	(64,528)	(17,811)	(357,206)	(1,737)	(14,536)	952,697	(11,135)
Surrenders (notes 2, 3, 4, 5 and 6)	(176,039)	(97,686)	(252,955)	(305,771)	(32,071)	(40,891)	(83,241)	(71,974)
Adjustments to maintain reserves	(134)	575	(4)	440	(18)	197	683	168

Net equity transactions	(231,252)	(77,749)	(62,147)	(375,295)	(4,542)	(23,952)	930,257	(38,656)

Net change in contract owners’ equity	290,221	528,717	155,093	18,703	24,886	83,944	1,164,833	121,626

Contract owners’ equity at beginning of period	2,159,451	1,630,734	3,535,383	3,516,680	786,143	702,199	953,980	832,354

Contract owners’ equity at end of period	$2,449,672	2,159,451	3,690,476	3,535,383	811,029	786,143	2,118,813	953,980

CHANGE IN UNITS:
Beginning units	36,290	37,797	132,227	146,984	40,021	41,333	35,435	37,096
Units purchased	3,589	1,872	16,395	15,964	4,418	2,518	37,697	1,983
Units surrendered	(6,652)	(3,379)	(18,646)	(30,721)	(4,659)	(3,830)	(5,914)	(3,644)

Ending units	33,227	36,290	129,976	132,227	39,780	40,021	67,218	35,435

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRLTBP		WRMCG		WRPAP		WRPCP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$15,950	5,502	-	-	20,129	92,473	6,500	15,799
Realized gain (loss) on investments	(438)	(853)	(380,391)	(197,624)	(52,498)	(54,431)	(13,417)	(4,931)

Change in unrealized gain (loss) on investments	(463)	10,801	369,279	369,984	198,095	(33,234)	31,633	(3,437)
Reinvested capital gains	-	-	86,656	328,053	7,943	243,729	3,986	37,148

Net increase (decrease) in contract owners’ equity resulting from operations	15,049	15,450	75,544	500,413	173,669	248,537	28,702	44,579

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,049	4,222	109,936	123,011	89,078	95,325	23,766	24,041
Transfers between funds	17,786	15,344	(47,697)	(80,465)	(35,390)	(1,038)	-	1,311
Surrenders (notes 2, 3, 4, 5 and 6)	(6,376)	(14,026)	(387,661)	(199,108)	(86,012)	(236,666)	(87,730)	(27,908)
Adjustments to maintain reserves	(377)	74	49	(46)	99	151	(35)	17

Net equity transactions	15,082	5,614	(325,373)	(156,608)	(32,225)	(142,228)	(63,999)	(2,539)

Net change in contract owners’ equity	30,131	21,064	(249,829)	343,805	141,444	106,309	(35,297)	42,040

Contract owners’ equity at beginning of period	338,306	317,242	2,997,688	2,653,883	1,673,849	1,567,540	401,205	359,165

Contract owners’ equity at end of period	$368,437	338,306	2,747,859	2,997,688	1,815,293	1,673,849	365,908	401,205

CHANGE IN UNITS:
Beginning units	28,014	27,541	53,460	56,612	52,198	57,419	18,347	18,464
Units purchased	1,992	1,806	4,417	4,372	6,502	3,559	1,044	1,243
Units surrendered	(764)	(1,333)	(9,929)	(7,524)	(7,697)	(8,780)	(3,904)	(1,360)

Ending units	29,242	28,014	47,948	53,460	51,003	52,198	15,487	18,347

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRPMAP		WRPMAV		WRPMCP		WRPMCV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$156,312	545,037	6,696	23,605	10,607	32,693	10	31
Realized gain (loss) on investments	(286,840)	(122,275)	(11,562)	(6,368)	(37,525)	(4,431)	(11)	(16)

Change in unrealized gain (loss) on investments	1,151,648	(362,068)	49,197	(28,042)	82,043	(18,788)	54	(25)
Reinvested capital gains	-	1,348,142	-	75,607	-	79,746	-	97

Net increase (decrease) in contract owners’ equity resulting from operations	1,021,120	1,408,836	44,331	64,802	55,125	89,220	53	87

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	629,388	599,095	110,949	53,441	32,672	31,906	-	-
Transfers between funds	(71,410)	(10,685)	(15)	(13)	(13,131)	4,036	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(753,628)	(465,469)	(61,098)	(45,266)	(136,993)	(22,340)	(21)	(29)
Adjustments to maintain reserves	(134)	1,701	(1)	9	(472)	312	-	(4)

Net equity transactions	(195,784)	124,642	49,835	8,171	(117,924)	13,914	(21)	(33)

Net change in contract owners’ equity	825,336	1,533,478	94,166	72,973	(62,799)	103,134	32	54

Contract owners’ equity at beginning of period	10,023,357	8,489,879	491,849	418,876	739,739	636,605	766	712

Contract owners’ equity at end of period	$10,848,693	10,023,357	586,015	491,849	676,940	739,739	798	766

CHANGE IN UNITS:
Beginning units	343,779	339,030	28,313	27,811	30,485	29,887	50	52
Units purchased	21,027	23,331	6,042	3,313	1,409	1,690	-	-
Units surrendered	(27,227)	(18,582)	(3,329)	(2,811)	(6,205)	(1,092)	(2)	(2)

Ending units	337,579	343,779	31,026	28,313	25,689	30,485	48	50

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRPMMV		WRPMP		WRSCP		WRSCV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,856	14,616	95,919	311,864	-	-	1,208	742
Realized gain (loss) on investments	(2,600)	(3,711)	(270,940)	(139,460)	(61,186)	(76,249)	(6,400)	(21,730)

Change in unrealized gain (loss) on investments	24,633	(13,222)	712,958	(110,999)	250,057	36,786	55,323	39,735
Reinvested capital gains	-	43,642	-	756,270	-	189,837	675	36,525

Net increase (decrease) in contract owners’ equity resulting from operations	26,889	41,325	537,937	817,675	188,871	150,374	50,806	55,272

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	29,534	23,770	240,789	262,196	66,337	74,681	14,122	22,948
Transfers between funds	14	5	11,992	1,570	(28,134)	21,465	42,023	1,241
Surrenders (notes 2, 3, 4, 5 and 6)	(19,433)	(19,190)	(572,298)	(418,450)	(140,766)	(106,885)	(22,707)	(44,864)
Adjustments to maintain reserves	(1)	(3)	365	634	95	(11)	(228)	(7)

Net equity transactions	10,114	4,582	(319,152)	(154,050)	(102,468)	(10,750)	33,210	(20,682)

Net change in contract owners’ equity	37,003	45,907	218,785	663,625	86,403	139,624	84,016	34,590

Contract owners’ equity at beginning of period	342,386	296,479	6,091,083	5,427,458	1,303,757	1,164,133	389,627	355,037

Contract owners’ equity at end of period	$379,389	342,386	6,309,868	6,091,083	1,390,160	1,303,757	473,643	389,627

CHANGE IN UNITS:
Beginning units	20,867	20,602	229,043	235,282	42,438	42,833	10,323	10,880
Units purchased	1,683	1,521	20,185	11,106	4,202	4,012	1,741	973
Units surrendered	(1,124)	(1,256)	(32,090)	(17,345)	(7,037)	(4,407)	(1,081)	(1,530)

Ending units	21,426	20,867	217,138	229,043	39,603	42,438	10,983	10,323

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRSTP		WRVP		JABIN		JACAS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	9,860	8,775	209	126	629	5,579
Realized gain (loss) on investments	82,731	(12,668)	(42,397)	(381)	312	9	152,880	12,588

Change in unrealized gain (loss) on investments	695,208	704,415	3,899	(45,675)	825	613	887,897	1,422,713
Reinvested capital gains	100,698	138,244	68,799	84,897	-	-	382,454	-

Net increase (decrease) in contract owners’ equity resulting from operations	878,637	829,991	40,161	47,616	1,346	748	1,423,860	1,440,880

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	109,597	119,170	21,204	22,623	(97)	2,427	184,194	151,817
Transfers between funds	(111,031)	(43,737)	15,785	(7,084)	2,213	2,146	(350,510)	132,625
Surrenders (notes 2, 3, 4, 5 and 6)	(255,238)	(138,991)	(36,125)	(43,380)	-	-	(247,550)	(284,643)
Adjustments to maintain reserves	333	431	27	50	1	(5)	(618)	(356)

Net equity transactions	(256,339)	(63,127)	891	(27,791)	2,117	4,568	(414,484)	(557)

Net change in contract owners’ equity	622,298	766,864	41,052	19,825	3,463	5,316	1,009,376	1,440,323

Contract owners’ equity at beginning of period	2,916,149	2,149,285	609,538	589,713	7,494	2,178	5,244,018	3,803,695

Contract owners’ equity at end of period	$3,538,447	2,916,149	650,590	609,538	10,957	7,494	6,253,394	5,244,018

CHANGE IN UNITS:
Beginning units	45,936	47,081	16,229	17,013	769	258	78,650	79,669
Units purchased	3,264	2,544	4,662	866	205	1,059	5,499	12,415
Units surrendered	(6,519)	(3,689)	(4,621)	(1,650)	-	(548)	(10,955)	(13,434)

Ending units	42,681	45,936	16,270	16,229	974	769	73,194	78,650

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAEI		JAFBS		JAGSEI		JAGTS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$66,238	11,737	1,847	718	383	408	-	-
Realized gain (loss) on investments	8,527	(26,753)	(6)	-	4,163	40	2,814,738	1,068,729

Change in unrealized gain (loss) on investments	757,769	654,662	(1,065)	906	3,743	7,532	15,053,067	17,558,509
Reinvested capital gains	340,376	457,514	-	-	1,274	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,172,910	1,097,160	776	1,624	9,563	7,980	17,867,805	18,627,238

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	674,288	607,314	6,031	33,437	103,663	48,156	12,868,760	10,104,901
Transfers between funds	1,866,135	800,144	3,545	1,755	9,846	66,740	(3,229,573)	(2,939)
Surrenders (notes 2, 3, 4, 5 and 6)	(690,599)	(353,266)	(320)	(6)	(22,634)	(18,663)	(6,120,382)	(3,991,006)
Adjustments to maintain reserves	(98)	84	-	-	(1)	1	1,788	(5,963)

Net equity transactions	1,849,726	1,054,276	9,256	35,186	90,874	96,234	3,520,593	6,104,993

Net change in contract owners’ equity	3,022,636	2,151,436	10,032	36,810	100,437	104,214	21,388,398	24,732,231

Contract owners’ equity at beginning of period	7,769,022	5,617,586	36,810	-	104,214	-	56,468,476	31,736,245

Contract owners’ equity at end of period	$10,791,658	7,769,022	46,842	36,810	204,651	104,214	77,856,874	56,468,476

CHANGE IN UNITS:
Beginning units	357,626	305,321	4,081	-	9,306	-	873,878	757,696
Units purchased	145,038	92,218	1,107	4,082	10,622	11,185	285,903	288,624
Units surrendered	(72,960)	(39,913)	(78)	(1)	(3,474)	(1,879)	(245,307)	(172,442)

Ending units	429,704	357,626	5,110	4,081	16,454	9,306	914,474	873,878

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIG		JAIGS		JAMGS		JAWGS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$226	-	50,797	39,804	108,475	11,170	149	-
Realized gain (loss) on investments	(17)	-	81,258	164,484	(6,907)	(23,431)	8,230	-

Change in unrealized gain (loss) on investments	(908)	-	9,291	92,458	1,471,420	958,621	(363)	-
Reinvested capital gains	-	-	-	-	747,825	757,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(699)	-	141,346	296,746	2,320,813	1,703,464	8,016	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,137	-	1,222,795	331,576	6,752,148	4,648,311	3,342	-
Transfers between funds	-	-	82,331	(149,357)	291,149	7,645	70,716	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,759)	-	(259,866)	(175,181)	(1,897,678)	(1,244,312)	(1,490)	-
Adjustments to maintain reserves	-	-	(116)	(1,333)	(1,628)	374	2	-

Net equity transactions	25,378	-	1,045,144	5,705	5,143,991	3,412,018	72,570	-

Net change in contract owners’ equity	24,679	-	1,186,490	302,451	7,464,804	5,115,482	80,586	-

Contract owners’ equity at beginning of period	-	-	3,029,053	2,726,602	13,062,558	7,947,076	-	-

Contract owners’ equity at end of period	$24,679	-	4,215,543	3,029,053	20,527,362	13,062,558	80,586	-

CHANGE IN UNITS:
Beginning units	-	-	189,930	189,061	648,449	464,632	-	-
Units purchased	2,329	-	84,362	55,148	349,929	270,176	23,030	-
Units surrendered	(151)	-	(23,929)	(54,279)	(114,750)	(86,359)	(15,877)	-

Ending units	2,178	-	250,363	189,930	883,628	648,449	7,153	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JMCVIN		LPVCII		LVCLGI		SBVSG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$110	93	10,527	-	-	-	-	-
Realized gain (loss) on investments	44	(4)	965	-	3,909	119	6	-

Change in unrealized gain (loss) on investments	740	733	(112,428)	-	(11,713)	1,264	(216)	-
Reinvested capital gains	640	144	111,326	-	58,232	48	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,534	966	10,390	-	50,428	1,431	319	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	1,561	1,262,712	-	1,212,350	4,152	17,891	-
Transfers between funds	5,888	5,488	126,061	-	328,104	(516)	(11)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(217)	(27)	(74,917)	-	(73,449)	(11)	(1,854)	-
Adjustments to maintain reserves	(1)	3	(1)	-	-	3	1	-

Net equity transactions	5,670	7,025	1,313,855	-	1,467,005	3,628	16,027	-

Net change in contract owners’ equity	7,204	7,991	1,324,245	-	1,517,433	5,059	16,346	-

Contract owners’ equity at beginning of period	11,741	3,750	-	-	6,483	1,424	-	-

Contract owners’ equity at end of period	$18,945	11,741	1,324,245	-	1,523,916	6,483	16,346	-

CHANGE IN UNITS:
Beginning units	1,105	393	-	-	673	213	-	-
Units purchased	766	714	126,845	-	133,033	520	1,502	-
Units surrendered	(295)	(2)	(10,075)	-	(9,946)	(60)	(157)	-

Ending units	1,576	1,105	116,770	-	123,760	673	1,345	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SBVSG2		LACIP2		LACIPS		LACMV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	403,489	-	16,184	-	86,009	-
Realized gain (loss) on investments	8,403	207	15,017	-	743	-	5,578	-

Change in unrealized gain (loss) on investments	(1,676)	4,181	(44,517)	-	(2,935)	-	100,543	-
Reinvested capital gains	10,683	-	-	-	-	-	75,140	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,410	4,388	373,989	-	13,992	-	267,270	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,536	2,222	455,051	-	4,316	-	72,187	-
Transfers between funds	134,145	111,023	11,388,648	-	452,536	-	3,872,518	-
Surrenders (notes 2, 3, 4, 5 and 6)	(180)	(187)	(536,533)	-	17,315	-	(79,645)	-
Adjustments to maintain reserves	-	1	4,321	-	(10)	-	100	-

Net equity transactions	156,501	113,059	11,311,487	-	474,157	-	3,865,160	-

Net change in contract owners’ equity	173,911	117,447	11,685,476	-	488,149	-	4,132,430	-

Contract owners’ equity at beginning of period	117,645	198	-	-	-	-	-	-

Contract owners’ equity at end of period	$291,556	117,645	11,685,476	-	488,149	-	4,132,430	-

CHANGE IN UNITS:
Beginning units	16,451	30	-	-	-	-	-	-
Units purchased	57,929	19,271	1,228,303	-	49,783	-	405,910	-
Units surrendered	(35,266)	(2,850)	(98,167)	-	(2,526)	-	(19,089)	-

Ending units	39,114	16,451	1,130,136	-	47,257	-	386,821	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LOVBD		LOVTRC		MFBIE		MFBOV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$89	27	1,038,004	602,646	83,556	70,779	104,209	95,953
Realized gain (loss) on investments	-	-	(68,725)	(65,216)	7,197	18,211	52,428	1,150

Change in unrealized gain (loss) on investments	(21)	(4)	(501,963)	216,926	6,404	259,336	249,916	151,736
Reinvested capital gains	-	-	-	-	-	-	448,400	62,363

Net increase (decrease) in contract owners’ equity resulting from operations	68	23	467,316	754,356	97,157	348,326	854,953	311,202

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	987	516	9,355,968	5,841,658	255,551	240,701	509,943	1,102,176
Transfers between funds	10,308	-	222,821	639,559	119,136	(281,697)	93,126	(157,340)
Surrenders (notes 2, 3, 4, 5 and 6)	(8)	-	(2,182,056)	(1,241,261)	(102,951)	(99,888)	(327,190)	(180,470)
Adjustments to maintain reserves	8	(9)	2,313	171	(65)	153	(89)	62

Net equity transactions	11,295	507	7,399,046	5,240,127	271,671	(140,731)	275,790	764,428

Net change in contract owners’ equity	11,363	530	7,866,362	5,994,483	368,828	207,595	1,130,743	1,075,630

Contract owners’ equity at beginning of period	539	9	14,276,106	8,281,623	2,473,867	2,266,272	4,461,725	3,386,095

Contract owners’ equity at end of period	$11,902	539	22,142,468	14,276,106	2,842,695	2,473,867	5,592,468	4,461,725

CHANGE IN UNITS:
Beginning units	59	1	1,299,977	801,901	195,479	207,736	174,047	142,133
Units purchased	1,157	59	920,090	655,204	37,148	26,162	25,596	52,922
Units surrendered	-	(1)	(255,982)	(157,128)	(16,552)	(38,419)	(15,743)	(21,008)

Ending units	1,216	59	1,964,085	1,299,977	216,075	195,479	183,900	174,047

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MFFCA		MFTCG		MMCGSC		MNDIC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$110,330	20,139	-	-	-	-	-	-
Realized gain (loss) on investments	296,978	(140,800)	324,573	(33,466)	5,062	17	(639,188)	(328,458)

Change in unrealized gain (loss) on investments	(359,810)	772,806	619,943	1,219,416	(8,525)	2,103	936,209	975,234
Reinvested capital gains	362,397	305,423	716,150	355,641	22,033	202	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	409,895	957,568	1,660,666	1,541,591	18,570	2,322	297,021	646,776

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	669,936	535,812	849,330	711,879	344,434	20,490	255,574	315,017
Transfers between funds	(102,733)	(188,508)	(1,407,508)	542,847	251,776	14,288	(1,090,314)	(253,326)
Surrenders (notes 2, 3, 4, 5 and 6)	(484,271)	(334,125)	(616,093)	(302,503)	(30,093)	(2,986)	(250,385)	(278,806)
Adjustments to maintain reserves	(11)	(15)	16	331	1	-	(120)	219

Net equity transactions	82,921	13,164	(1,174,255)	952,554	566,118	31,792	(1,085,245)	(216,896)

Net change in contract owners’ equity	492,816	970,732	486,411	2,494,145	584,688	34,114	(788,224)	429,880

Contract owners’ equity at beginning of period	4,982,113	4,011,381	7,188,719	4,694,574	34,114	-	5,055,181	4,625,301

Contract owners’ equity at end of period	$5,474,929	4,982,113	7,675,130	7,188,719	618,802	34,114	4,266,957	5,055,181

CHANGE IN UNITS:
Beginning units	129,230	128,563	149,957	129,303	3,006	-	165,028	172,756
Units purchased	62,100	18,342	18,040	42,190	52,427	3,293	12,298	16,103
Units surrendered	(62,161)	(17,675)	(40,423)	(21,536)	(7,795)	(287)	(46,805)	(23,831)

Ending units	129,169	129,230	127,574	149,957	47,638	3,006	130,521	165,028

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MNDSC		MV2IGI		MV2RIS		MV3LMI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	72	52	897	-	1,223	-
Realized gain (loss) on investments	898	-	201	111	71	-	14	-

Change in unrealized gain (loss) on investments	417	753	963	2,672	(5,826)	-	(290)	-
Reinvested capital gains	-	-	1,795	893	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,315	753	3,031	3,728	(4,858)	-	947	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,834	-	-	-	143,648	48	149,201	-
Transfers between funds	71,126	7,465	-	-	64	-	125	-
Surrenders (notes 2, 3, 4, 5 and 6)	(198)	(8)	(761)	(721)	(4,640)	(13)	(4,732)	-
Adjustments to maintain reserves	(1)	-	(1)	(3)	-	-	-	-

Net equity transactions	75,761	7,457	(762)	(724)	139,072	35	144,594	-

Net change in contract owners’ equity	77,076	8,210	2,269	3,004	134,214	35	145,541	-

Contract owners’ equity at beginning of period	8,210	-	18,874	15,870	35	-	-	-

Contract owners’ equity at end of period	$85,286	8,210	21,143	18,874	134,249	35	145,541	-

CHANGE IN UNITS:
Beginning units	1,164	-	644	672	3	-	-	-
Units purchased	10,935	1,165	-	-	12,462	4	13,949	-
Units surrendered	(738)	(1)	(23)	(28)	(401)	(1)	(446)	-

Ending units	11,361	1,164	621	644	12,064	3	13,503	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MV3LMS		MV3MVI		MVFIC		MVIGIC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,583	2	85,817	47,357	473,065	363,025	94,149	54,773
Realized gain (loss) on investments	14,953	-	(4,989)	(30,486)	208,572	144,819	10,572	(14,109)

Change in unrealized gain (loss) on investments	224	171	323,188	264,521	91,564	(258,883)	505,222	457,034
Reinvested capital gains	-	-	289,375	89,813	2,142,521	1,525,896	30,585	156,195

Net increase (decrease) in contract owners’ equity resulting from operations	16,760	173	693,391	371,205	2,915,722	1,774,857	640,528	653,893

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,396	784	5,301,384	1,378,293	6,620,626	3,864,234	4,051,208	1,571,471
Transfers between funds	8,709	4,949	719,887	540,445	(1,097,024)	(245,067)	891,090	952,843
Surrenders (notes 2, 3, 4, 5 and 6)	(5,839)	(190)	(866,529)	(257,736)	(2,329,025)	(1,370,993)	(831,906)	(293,726)
Adjustments to maintain reserves	-	2	(3,082)	60	(3,172)	630	(2,223)	167

Net equity transactions	30,266	5,545	5,151,660	1,661,062	3,191,405	2,248,804	4,108,169	2,230,755

Net change in contract owners’ equity	47,026	5,718	5,845,051	2,032,267	6,107,127	4,023,661	4,748,697	2,884,648

Contract owners’ equity at beginning of period	5,718	-	3,910,521	1,878,254	24,281,720	20,258,059	6,497,391	3,612,743

Contract owners’ equity at end of period	$52,744	5,718	9,755,572	3,910,521	30,388,847	24,281,720	11,246,088	6,497,391

CHANGE IN UNITS:
Beginning units	551	-	210,769	114,117	526,766	474,335	479,950	306,145
Units purchased	41,350	570	324,064	131,008	149,395	118,016	384,504	226,756
Units surrendered	(37,058)	(19)	(72,576)	(34,356)	(85,498)	(65,585)	(102,333)	(52,951)

Ending units	4,843	551	462,257	210,769	590,663	526,766	762,121	479,950

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIVIC		MVIVSC		MVUIC		MGRFV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$173,442	82,248	633	268	23,017	38,179	-	6
Realized gain (loss) on investments	182,163	200,240	865	4,209	(57,228)	6,033	(22)	-

Change in unrealized gain (loss) on investments	(32,404)	728,384	(325)	91	57,430	(112,100)	22	(22)
Reinvested capital gains	559,267	854,645	2,464	4,288	28,403	59,076	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	882,468	1,865,517	3,637	8,856	51,622	(8,812)	-	7

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	602,433	689,396	-	-	613,400	597,430	-	312
Transfers between funds	(301,671)	(650,170)	-	(7,235)	992,514	29,630	(351)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(586,549)	(593,164)	(1,867)	(2,715)	(209,595)	(106,296)	-	31
Adjustments to maintain reserves	(269)	730	-	(2)	3	24	-	1

Net equity transactions	(286,056)	(553,208)	(1,867)	(9,952)	1,396,322	520,788	(351)	344

Net change in contract owners’ equity	596,412	1,312,309	1,770	(1,096)	1,447,944	511,976	(351)	351

Contract owners’ equity at beginning of period	12,023,611	10,711,302	51,915	53,011	1,334,520	822,544	351	-

Contract owners’ equity at end of period	$12,620,023	12,023,611	53,685	51,915	2,782,464	1,334,520	-	351

CHANGE IN UNITS:
Beginning units	450,674	472,370	1,729	2,072	86,624	52,266	33	-
Units purchased	27,443	36,542	-	-	127,885	43,687	-	33
Units surrendered	(37,051)	(58,238)	(58)	(343)	(52,759)	(9,329)	(33)	-

Ending units	441,066	450,674	1,671	1,729	161,750	86,624	-	33

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DTRTFB		DTRTFY		EIF		GBF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$126,276	34,586	999	654	75,957	70,478	71,759	60,548
Realized gain (loss) on investments	(34,577)	(25,492)	1,041	-	43,746	64	(113,105)	(166,089)

Change in unrealized gain (loss) on investments	(51,767)	42,012	(1,404)	829	107,800	49,964	66,006	206,046
Reinvested capital gains	-	-	-	-	170,514	301,947	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,932	51,106	636	1,483	398,017	422,453	24,660	100,505

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	172,267	145,645	4,762	4,790	166,827	168,980	489,223	689,518
Transfers between funds	247,812	244,471	(16,031)	14,928	20,566	(305,785)	(530,115)	(649,471)
Surrenders (notes 2, 3, 4, 5 and 6)	(57,471)	(57,208)	(100)	(10)	(201,560)	(285,698)	(241,174)	(109,250)
Adjustments to maintain reserves	(6)	20	1	(1)	(162)	(114)	(508)	(478)

Net equity transactions	362,602	332,928	(11,368)	19,707	(14,329)	(422,617)	(282,574)	(69,681)

Net change in contract owners’ equity	402,534	384,034	(10,732)	21,190	383,688	(164)	(257,914)	30,824

Contract owners’ equity at beginning of period	1,114,145	730,111	21,190	-	3,924,640	3,924,804	2,336,596	2,305,772

Contract owners’ equity at end of period	$1,516,679	1,114,145	10,458	21,190	4,308,328	3,924,640	2,078,682	2,336,596

CHANGE IN UNITS:
Beginning units	108,382	75,046	2,303	-	98,321	110,110	153,712	158,815
Units purchased	57,194	47,895	1,976	2,304	7,949	8,280	34,455	61,293
Units surrendered	(22,585)	(14,559)	(3,182)	(1)	(8,021)	(20,069)	(52,813)	(66,396)

Ending units	142,991	108,382	1,097	2,303	98,249	98,321	135,354	153,712

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GEM		GIG		GVAAA2		GVABD2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$205,356	246,898	33,631	26,422	-	-	-	-
Realized gain (loss) on investments	211,347	142,132	855	(23,670)	1,220,619	487,505	(5,586)	(9,000)

Change in unrealized gain (loss) on investments	530,790	230,657	83,020	177,131	7,669,804	1,432,176	16,036	55,844
Reinvested capital gains	-	-	-	-	2,878,677	7,209,178	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	947,493	619,687	117,506	179,883	11,769,100	9,128,859	10,450	46,844

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	974,095	1,104,757	149,930	45,517	9,518,623	10,822,084	54,475	37,816
Transfers between funds	84,002	203,200	209,376	42,762	662,845	(3,432,287)	58,223	103,510
Surrenders (notes 2, 3, 4, 5 and 6)	(1,036,143)	(981,972)	(52,255)	(129,916)	(9,175,026)	(4,725,243)	(59,655)	(59,659)
Adjustments to maintain reserves	(787)	(3,443)	(31)	120	(105,149)	(5,076)	(72)	87

Net equity transactions	21,167	322,542	307,020	(41,517)	901,293	2,659,478	52,971	81,754

Net change in contract owners’ equity	968,660	942,229	424,526	138,366	12,670,393	11,788,337	63,421	128,598

Contract owners’ equity at beginning of period	14,970,368	14,028,139	984,797	846,431	72,188,953	60,400,616	1,129,684	1,001,086

Contract owners’ equity at end of period	$15,939,028	14,970,368	1,409,323	984,797	84,859,346	72,188,953	1,193,105	1,129,684

CHANGE IN UNITS:
Beginning units	1,435,037	1,400,697	62,497	65,373	2,378,890	2,265,868	76,030	70,408
Units purchased	211,511	223,016	26,645	9,207	519,144	492,496	11,341	14,019
Units surrendered	(208,982)	(188,676)	(8,788)	(12,083)	(487,236)	(379,474)	(7,730)	(8,397)

Ending units	1,437,566	1,435,037	80,354	62,497	2,410,798	2,378,890	79,641	76,030

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	199,940	167,431	121,713	73,886	316,371	430,547	(67,494)	(167,829)

Change in unrealized gain (loss) on investments	347,493	545,193	633,536	444,086	2,536,975	1,653,944	1,114,718	1,525,391
Reinvested capital gains	458,979	722,769	248,815	376,851	454,507	1,106,866	-	94,071

Net increase (decrease) in contract owners’ equity resulting from operations	1,006,412	1,435,393	1,004,064	894,823	3,307,853	3,191,357	1,047,224	1,451,633

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	362,188	362,049	105,497	110,369	275,884	289,114	191,887	198,209
Transfers between funds	(523,139)	(124,393)	(145,943)	(43,825)	(16,158)	(467,160)	(82,217)	(17,245)
Surrenders (notes 2, 3, 4, 5 and 6)	(494,137)	(595,761)	(283,920)	(270,846)	(663,464)	(931,400)	(727,205)	(677,061)
Adjustments to maintain reserves	(198)	(380)	33	692	(448)	(290)	1	1,085

Net equity transactions	(655,286)	(358,485)	(324,333)	(203,610)	(404,186)	(1,109,736)	(617,534)	(495,012)

Net change in contract owners’ equity	351,126	1,076,908	679,731	691,213	2,903,667	2,081,621	429,690	956,621

Contract owners’ equity at beginning of period	7,724,990	6,648,082	4,290,640	3,599,427	10,889,050	8,807,429	9,318,177	8,361,556

Contract owners’ equity at end of period	$8,076,116	7,724,990	4,970,371	4,290,640	13,792,717	10,889,050	9,747,867	9,318,177

CHANGE IN UNITS:
Beginning units	188,616	198,263	117,012	123,371	192,374	214,651	294,219	311,347
Units purchased	12,389	18,978	3,182	14,884	9,368	11,457	6,209	7,329
Units surrendered	(26,851)	(28,625)	(10,664)	(21,243)	(15,945)	(33,734)	(23,664)	(24,457)

Ending units	174,154	188,616	109,530	117,012	185,797	192,374	276,764	294,219

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMC		GVEX1		GVEXD		GVIDA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	3,104,912	2,658,179	32,080	14,453	-	-
Realized gain (loss) on investments	(7,441)	(7,544)	(8,716,864)	(5,340,661)	110,452	(7,621)	(19,888)	(50,738)

Change in unrealized gain (loss) on investments	39,102	61,559	65,334,823	43,702,553	278,415	147,053	275,740	370,201
Reinvested capital gains	-	-	206,670	230,876	1,635	1,350	-	22,076

Net increase (decrease) in contract owners’ equity resulting from operations	31,661	54,015	59,929,541	41,250,947	422,582	155,235	255,852	341,539

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	12,981	12,874	68,465,646	43,725,640	1,312,018	629,940	57,171	50,546
Transfers between funds	471	265	2,976,193	7,917,250	677,004	539,584	(46,653)	(13,359)
Surrenders (notes 2, 3, 4, 5 and 6)	42,737	(23,607)	(19,429,436)	(11,490,709)	(148,537)	(302,087)	(102,870)	(165,109)
Adjustments to maintain reserves	-	(1)	(48,862)	4,510	4	3	1	16

Net equity transactions	56,189	(10,469)	51,963,541	40,156,691	1,840,489	867,440	(92,351)	(127,906)

Net change in contract owners’ equity	87,850	43,546	111,893,082	81,407,638	2,263,071	1,022,675	163,501	213,633

Contract owners’ equity at beginning of period	528,945	485,399	224,506,780	143,099,142	1,126,696	104,021	2,049,888	1,836,255

Contract owners’ equity at end of period	$616,795	528,945	336,399,862	224,506,780	3,389,767	1,126,696	2,213,389	2,049,888

CHANGE IN UNITS:
Beginning units	23,378	23,866	6,241,286	5,010,787	107,563	12,510	60,080	64,249
Units purchased	5,172	1,407	2,195,624	1,818,308	185,451	130,431	1,610	1,675
Units surrendered	(2,853)	(1,895)	(941,100)	(587,809)	(33,871)	(35,378)	(4,095)	(5,844)

Ending units	25,697	23,378	7,495,810	6,241,286	259,143	107,563	57,595	60,080

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDC		GVIDM		GVIX2		GVIXY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	97,007	59,862	9,461	3,630
Realized gain (loss) on investments	(4,168)	(3,229)	(202,202)	(235,273)	62,739	(7,159)	3,521	297

Change in unrealized gain (loss) on investments	22,832	41,340	601,759	846,244	(105,409)	371,961	(8,818)	8,787
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,664	38,111	399,557	610,971	54,337	424,664	4,164	12,714

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,530	3,589	57,876	59,104	113,862	126,585	54,364	60,404
Transfers between funds	-	-	(34,111)	(8,252)	17,624	(164,703)	54,008	65,423
Surrenders (notes 2, 3, 4, 5 and 6)	(29,999)	(21,975)	(467,239)	(393,254)	(105,204)	(215,230)	(1,461)	(321)
Adjustments to maintain reserves	(1)	(7)	(6)	(195)	(116)	216	-	-

Net equity transactions	(26,470)	(18,393)	(443,480)	(342,597)	26,166	(253,132)	106,911	125,506

Net change in contract owners’ equity	(7,806)	19,718	(43,923)	268,374	80,503	171,532	111,075	138,220

Contract owners’ equity at beginning of period	504,465	484,747	4,587,607	4,319,233	2,766,727	2,595,195	144,131	5,911

Contract owners’ equity at end of period	$496,659	504,465	4,543,684	4,587,607	2,847,230	2,766,727	255,206	144,131

CHANGE IN UNITS:
Beginning units	27,513	28,560	170,013	183,632	192,329	211,633	14,502	700
Units purchased	188	205	5,832	3,067	36,376	27,648	12,539	13,957
Units surrendered	(1,611)	(1,252)	(21,387)	(16,686)	(36,331)	(46,952)	(2,172)	(155)

Ending units	26,090	27,513	154,458	170,013	192,374	192,329	24,869	14,502

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	HIBF		IDPG		IDPGI		MCIF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$226,466	232,341	-	-	-	-	281,970	265,278
Realized gain (loss) on investments	(38,600)	(46,774)	8,415	(19,687)	(6,270)	(40,680)	92,608	(93,102)

Change in unrealized gain (loss) on investments	61,778	280,364	535,490	647,350	165,794	254,387	1,517,441	1,827,049
Reinvested capital gains	-	-	-	-	-	-	1,213,924	1,069,838

Net increase (decrease) in contract owners’ equity resulting from operations	249,644	465,931	543,905	627,663	159,524	213,707	3,105,943	3,069,063

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	220,097	260,019	956,242	820,065	421,859	436,473	2,997,466	2,335,843
Transfers between funds	(86,616)	33,835	47,091	42,648	6,209	(521)	(99,420)	548,809
Surrenders (notes 2, 3, 4, 5 and 6)	(278,883)	(269,032)	(341,275)	(331,801)	(171,805)	(327,851)	(1,392,244)	(1,159,926)
Adjustments to maintain reserves	(141)	3,356	(8)	19	-	2	187	(104)

Net equity transactions	(145,543)	28,178	662,050	530,931	256,263	108,103	1,505,989	1,724,622

Net change in contract owners’ equity	104,101	494,109	1,205,955	1,158,594	415,787	321,810	4,611,932	4,793,685

Contract owners’ equity at beginning of period	4,016,629	3,522,520	5,641,812	4,483,218	1,976,474	1,654,664	22,915,507	18,121,822

Contract owners’ equity at end of period	$4,120,730	4,016,629	6,847,767	5,641,812	2,392,261	1,976,474	27,527,439	22,915,507

CHANGE IN UNITS:
Beginning units	150,429	149,240	366,340	329,539	140,897	132,557	431,990	396,475
Units purchased	12,264	15,415	61,801	65,026	30,403	33,658	92,163	84,102
Units surrendered	(17,481)	(14,226)	(21,799)	(28,225)	(13,140)	(25,318)	(66,922)	(48,587)

Ending units	145,212	150,429	406,342	366,340	158,160	140,897	457,231	431,990

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MCIFD		MSBF		NCPG		NCPGI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,506	403	188,367	128,679	-	-	-	-
Realized gain (loss) on investments	387	346	(6,821)	(19,712)	119,178	37,727	95,450	10,475

Change in unrealized gain (loss) on investments	(567)	512	84,468	(44,290)	804,464	728,221	546,366	701,922
Reinvested capital gains	5,047	1,153	-	123,217	-	119,976	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,373	2,414	266,014	187,894	923,642	885,924	641,816	712,397

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	138,739	24,138	152,604	138,804	1,154,093	1,190,778	1,787,894	1,280,469
Transfers between funds	49,461	16,363	421,467	230,617	191,629	(455,400)	(169,225)	148,284
Surrenders (notes 2, 3, 4, 5 and 6)	(475)	(58)	(238,776)	(236,013)	(777,527)	(683,896)	(503,673)	(470,223)
Adjustments to maintain reserves	(2)	-	(92)	192	6	11,123	(5)	(40)

Net equity transactions	187,723	40,443	335,203	133,600	568,201	62,605	1,114,991	958,490

Net change in contract owners’ equity	195,096	42,857	601,217	321,494	1,491,843	948,529	1,756,807	1,670,887

Contract owners’ equity at beginning of period	42,857	-	2,429,348	2,107,854	8,022,128	7,073,599	6,659,840	4,988,953

Contract owners’ equity at end of period	$237,953	42,857	3,030,565	2,429,348	9,513,971	8,022,128	8,416,647	6,659,840

CHANGE IN UNITS:
Beginning units	4,336	-	112,446	106,052	518,213	514,580	467,639	394,813
Units purchased	17,916	5,441	31,583	27,900	84,245	76,993	120,958	95,870
Units surrendered	(1,070)	(1,105)	(16,902)	(21,506)	(50,368)	(73,360)	(45,891)	(23,044)

Ending units	21,182	4,336	127,127	112,446	552,090	518,213	542,706	467,639

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NJNDE2		NVAMV1		NVAMVX		NVBX
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1	-	70,416	64,221	89,833	79,359	296,242	175,383
Realized gain (loss) on investments	717	-	14,988	4,020	162,427	122,569	(335,581)	(93,482)

Change in unrealized gain (loss) on investments	16,042	-	197,478	41,813	80,376	(77,457)	122,699	232,846
Reinvested capital gains	-	-	284,898	206,760	330,849	235,391	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,760	-	567,780	316,814	663,485	359,862	83,360	314,747

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	266,547	4,686	-	(196)	391,016	370,661	2,103,691	1,073,116
Transfers between funds	(1,123)	-	(7,177)	(223,177)	(129,618)	67,640	1,677,771	1,223,883
Surrenders (notes 2, 3, 4, 5 and 6)	(8,975)	(34)	(237,606)	(264,522)	(437,541)	(344,621)	(420,284)	(474,094)
Adjustments to maintain reserves	-	-	(4)	(9)	(216)	(370)	(394)	524

Net equity transactions	256,449	4,652	(244,787)	(487,904)	(176,359)	93,310	3,360,784	1,823,429

Net change in contract owners’ equity	273,209	4,652	322,993	(171,090)	487,126	453,172	3,444,144	2,138,176

Contract owners’ equity at beginning of period	4,652	-	3,763,948	3,935,038	4,347,997	3,894,825	7,225,368	5,087,192

Contract owners’ equity at end of period	$277,861	4,652	4,086,941	3,763,948	4,835,123	4,347,997	10,669,512	7,225,368

CHANGE IN UNITS:
Beginning units	424	-	72,376	82,356	252,364	246,397	644,511	477,342
Units purchased	20,843	427	3	1,529	32,454	52,363	463,835	237,613
Units surrendered	(773)	(3)	(4,230)	(11,509)	(41,815)	(46,396)	(166,791)	(70,444)

Ending units	20,494	424	68,149	72,376	243,003	252,364	941,555	644,511

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVBXD		NVCBD1		NVCCA1		NVCCAY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$10,306	1,556	94,909	85,201	-	-	-	-
Realized gain (loss) on investments	487	(203)	(53,600)	(42,999)	226,096	(39,035)	7,268	122

Change in unrealized gain (loss) on investments	(12,164)	1,161	(4,387)	95,480	3,928,473	2,671,962	104,303	43,460
Reinvested capital gains	-	-	-	-	372,865	2,365,898	13,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,371)	2,514	36,922	137,682	4,527,434	4,998,825	124,765	43,582

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,961	46,199	157,975	150,526	3,622,535	4,070,591	923,384	877,059
Transfers between funds	263,229	8,908	61,433	154,704	(206,326)	(1,407,398)	189,329	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,764)	(32)	(134,971)	(187,950)	(2,863,464)	(2,031,539)	(93,967)	(5,007)
Adjustments to maintain reserves	1	-	(110)	146	(101,824)	831	-	1

Net equity transactions	284,427	55,075	84,327	117,426	450,921	632,485	1,018,746	872,053

Net change in contract owners’ equity	283,056	57,589	121,249	255,108	4,978,355	5,631,310	1,143,511	915,635

Contract owners’ equity at beginning of period	57,589	-	2,795,569	2,540,461	35,799,182	30,167,872	915,635	-

Contract owners’ equity at end of period	$340,645	57,589	2,916,818	2,795,569	40,777,537	35,799,182	2,059,146	915,635

CHANGE IN UNITS:
Beginning units	6,348	-	181,157	173,162	1,449,073	1,422,060	84,065	-
Units purchased	32,640	6,386	25,306	26,915	140,814	190,507	91,498	84,535
Units surrendered	(1,859)	(38)	(20,010)	(18,920)	(123,744)	(163,494)	(7,805)	(470)

Ending units	37,129	6,348	186,453	181,157	1,466,143	1,449,073	167,758	84,065

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCCN1		NVCCNY		NVCMA1		NVCMAY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	8,297	(2,337)	775	1	480,745	(425,567)	(13,188)	1

Change in unrealized gain (loss) on investments	163,781	203,613	2,339	27	8,810,451	7,731,722	(5,223)	31
Reinvested capital gains	-	64,413	-	-	1,409,276	4,576,077	4,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	172,078	265,689	3,114	28	10,700,472	11,882,232	(14,032)	32

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	342,978	345,794	125,487	5,992	7,099,891	8,373,227	955,612	15,172
Transfers between funds	(6,668)	7,385	5,522	-	(202,061)	770,198	128,198	-
Surrenders (notes 2, 3, 4, 5 and 6)	(278,519)	(322,752)	(22,149)	(259)	(8,233,692)	(5,504,646)	(76,865)	(394)
Adjustments to maintain reserves	(62)	(180)	1	-	150,290	(6,211)	1	-

Net equity transactions	57,729	30,247	108,861	5,733	(1,185,572)	3,632,568	1,006,946	14,778

Net change in contract owners’ equity	229,807	295,936	111,975	5,761	9,514,900	15,514,800	992,914	14,810

Contract owners’ equity at beginning of period	3,256,838	2,960,902	5,761	-	79,523,080	64,008,280	14,810	-

Contract owners’ equity at end of period	$3,486,645	3,256,838	117,736	5,761	89,037,980	79,523,080	1,007,724	14,810

CHANGE IN UNITS:
Beginning units	192,382	190,487	543	-	3,041,526	2,890,410	1,352	-
Units purchased	21,197	23,073	12,003	568	289,161	419,447	85,586	1,389
Units surrendered	(17,769)	(21,178)	(2,012)	(25)	(336,550)	(268,331)	(6,172)	(37)

Ending units	195,810	192,382	10,534	543	2,994,137	3,041,526	80,766	1,352

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMC1		NVCMD1		NVCMDY		NVCRA1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	11,750	(9,017)	29,065	(267,592)	1,166	1	977,012	274,064

Change in unrealized gain (loss) on investments	297,114	248,338	3,656,013	2,863,218	(7,584)	29	7,316,418	5,282,371
Reinvested capital gains	5,366	187,896	557,549	2,241,957	2,121	-	664,597	2,780,137

Net increase (decrease) in contract owners’ equity resulting from operations	314,230	427,217	4,242,627	4,837,583	(4,297)	30	8,958,027	8,336,572

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	411,697	562,712	2,900,813	3,476,477	791,901	6,012	7,776,809	15,601,178
Transfers between funds	(6,871)	(106,130)	(38,945)	408,385	16,375	-	(131,345)	235,390
Surrenders (notes 2, 3, 4, 5 and 6)	(482,622)	(352,756)	(2,378,449)	(2,913,068)	(41,701)	(260)	(4,428,850)	(3,259,324)
Adjustments to maintain reserves	(58)	(27)	(152,425)	1,695	1	-	(131,290)	(1,536)

Net equity transactions	(77,854)	103,799	330,994	973,489	766,576	5,752	3,085,324	12,575,708

Net change in contract owners’ equity	236,376	531,016	4,573,621	5,811,072	762,279	5,782	12,043,351	20,912,280

Contract owners’ equity at beginning of period	4,066,736	3,535,720	37,781,829	31,970,757	5,782	-	56,842,094	35,929,814

Contract owners’ equity at end of period	$4,303,112	4,066,736	42,355,450	37,781,829	768,061	5,782	68,885,445	56,842,094

CHANGE IN UNITS:
Beginning units	202,891	197,348	1,627,885	1,583,493	534	-	2,068,742	1,565,783
Units purchased	20,538	33,593	145,544	192,349	66,648	558	302,323	652,117
Units surrendered	(24,261)	(28,050)	(131,982)	(147,957)	(3,500)	(24)	(199,374)	(149,158)

Ending units	199,168	202,891	1,641,447	1,627,885	63,682	534	2,171,691	2,068,742

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCRAY		NVCRB1		NVCRBY		NVDBL2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	8,092	4	67,972	(95,786)	878	1	(4,235)	(3,714)

Change in unrealized gain (loss) on investments	1,979	37	1,223,468	1,181,688	(3,731)	29	36,421	53,998
Reinvested capital gains	15,310	-	131,298	706,577	635	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,381	41	1,422,738	1,792,479	(2,218)	30	32,186	50,284

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,373,113	15,049	1,394,971	1,877,497	553,913	6,007	(2,078)	1,649
Transfers between funds	104,666	-	(107,991)	(148,904)	9,245	-	(13,413)	(2,394)
Surrenders (notes 2, 3, 4, 5 and 6)	(300,774)	(704)	(1,734,650)	(1,347,169)	(29,756)	(260)	(116,536)	(40,422)
Adjustments to maintain reserves	(51)	-	(260)	(37)	1	-	(64)	(824)

Net equity transactions	3,176,954	14,345	(447,930)	381,387	533,403	5,747	(132,091)	(41,991)

Net change in contract owners’ equity	3,202,335	14,386	974,808	2,173,866	531,185	5,777	(99,905)	8,293

Contract owners’ equity at beginning of period	14,386	-	15,440,550	13,266,684	5,777	-	417,348	409,055

Contract owners’ equity at end of period	$3,216,721	14,386	16,415,358	15,440,550	536,962	5,777	317,443	417,348

CHANGE IN UNITS:
Beginning units	1,309	-	720,121	701,641	536	-	16,934	18,762
Units purchased	283,910	1,373	66,495	96,739	47,511	560	127	121
Units surrendered	(32,201)	(64)	(86,450)	(78,259)	(2,568)	(24)	(5,112)	(1,949)

Ending units	253,018	1,309	700,166	720,121	45,479	536	11,949	16,934

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDBLP		NVDCA2		NVDCAP		NVDMAP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(189,279)	(580,056)	(565)	(60)	(894,060)	(701,681)	(1,203,137)	(2,748,321)

Change in unrealized gain (loss) on investments	1,031,710	1,847,349	660	454	2,435,404	2,779,172	13,397,119	17,771,865
Reinvested capital gains	-	-	-	3	-	12,861	-	1,058,544

Net increase (decrease) in contract owners’ equity resulting from operations	842,431	1,267,293	95	397	1,541,344	2,090,352	12,193,982	16,082,088

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,237,435	1,114,686	-	-	1,136,720	1,387,012	8,228,941	9,872,533
Transfers between funds	(1,473,014)	(337,300)	-	-	(1,686,336)	(841,145)	363,309	(347,397)
Surrenders (notes 2, 3, 4, 5 and 6)	(771,041)	(1,969,127)	(2,866)	(138)	(1,571,539)	(1,239,500)	(6,588,567)	(6,315,821)
Adjustments to maintain reserves	(655)	(5,170)	29	5	(356)	(994)	(1,688)	5,334

Net equity transactions	(1,007,275)	(1,196,911)	(2,837)	(133)	(2,121,511)	(694,627)	2,001,995	3,214,649

Net change in contract owners’ equity	(164,844)	70,382	(2,742)	264	(580,167)	1,395,725	14,195,977	19,296,737

Contract owners’ equity at beginning of period	10,345,257	10,274,875	2,742	2,478	14,310,895	12,915,170	106,231,537	86,934,800

Contract owners’ equity at end of period	$10,180,413	10,345,257	-	2,742	13,730,728	14,310,895	120,427,514	106,231,537

CHANGE IN UNITS:
Beginning units	564,709	634,551	87	91	649,805	683,551	4,485,950	4,336,966
Units purchased	74,122	72,522	-	-	55,129	73,883	387,341	549,878
Units surrendered	(124,021)	(142,364)	(87)	(4)	(141,603)	(107,629)	(309,586)	(400,894)

Ending units	514,810	564,709	-	87	563,331	649,805	4,563,705	4,485,950

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDMCP		NVFIII		NVFIY		NVGEII
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	63,248	19,950	1,594	2,534	49,285	14,315
Realized gain (loss) on investments	(26,108)	(110,199)	(9,081)	(28,319)	2,118	(7)	225,033	7,850

Change in unrealized gain (loss) on investments	178,068	357,079	(62,134)	44,346	(2,261)	1,474	31,703	129,800
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	151,960	246,880	(7,967)	35,977	1,451	4,001	306,021	151,965

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	367,015	338,280	361,614	229,206	53,593	35,048	695,660	328,817
Transfers between funds	(6,304)	(249,021)	1,196,441	8,904	(90,835)	46,782	1,579,622	985,183
Surrenders (notes 2, 3, 4, 5 and 6)	(210,077)	(208,028)	(65,223)	(66,330)	(412)	(180)	(139,357)	(64,544)
Adjustments to maintain reserves	(19)	52	2	(3)	-	-	(19)	(1)

Net equity transactions	150,615	(118,717)	1,492,834	171,777	(37,654)	81,650	2,135,906	1,249,455

Net change in contract owners’ equity	302,575	128,163	1,484,867	207,754	(36,203)	85,651	2,441,927	1,401,420

Contract owners’ equity at beginning of period	2,380,899	2,252,736	795,729	587,975	85,651	-	2,017,864	616,444

Contract owners’ equity at end of period	$2,683,474	2,380,899	2,280,596	795,729	49,448	85,651	4,459,791	2,017,864

CHANGE IN UNITS:
Beginning units	141,582	149,298	79,057	61,465	9,410	-	130,620	48,077
Units purchased	23,451	22,678	154,297	34,636	6,484	9,431	190,919	90,383
Units surrendered	(14,971)	(30,394)	(8,599)	(17,044)	(10,535)	(21)	(71,733)	(7,840)

Ending units	150,062	141,582	224,755	79,057	5,359	9,410	249,806	130,620

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVGEY		NVIDAP		NVIDCP		NVIDMP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,680	3,064	-	-	-	-	-	-
Realized gain (loss) on investments	6,506	2,000	(382,497)	(619,604)	(6,737)	(20,038)	(688,537)	(947,045)

Change in unrealized gain (loss) on investments	21,759	16,096	6,224,191	7,352,412	159,040	297,257	3,669,116	5,103,722
Reinvested capital gains	-	-	-	456,580	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,945	21,160	5,841,694	7,189,388	152,303	277,219	2,980,579	4,156,677

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	596,286	27,699	5,360,957	5,717,091	314,838	454,804	2,558,307	2,857,945
Transfers between funds	47,004	71,342	(907,579)	(122,402)	(114,901)	216,456	(340,299)	546,421
Surrenders (notes 2, 3, 4, 5 and 6)	(2,809)	(1,150)	(2,806,802)	(2,523,025)	(300,059)	(314,085)	(2,184,604)	(2,138,816)
Adjustments to maintain reserves	195	(210)	412	1,216	(119)	278	(22,202)	1,312

Net equity transactions	640,676	97,681	1,646,988	3,072,880	(100,241)	357,453	11,202	1,266,862

Net change in contract owners’ equity	673,621	118,841	7,488,682	10,262,268	52,062	634,672	2,991,781	5,423,539

Contract owners’ equity at beginning of period	169,174	50,333	45,627,494	35,365,226	3,820,105	3,185,433	32,549,368	27,125,829

Contract owners’ equity at end of period	$842,795	169,174	53,116,176	45,627,494	3,872,167	3,820,105	35,541,149	32,549,368

CHANGE IN UNITS:
Beginning units	16,745	6,031	1,755,928	1,626,621	273,020	246,240	1,616,200	1,548,307
Units purchased	56,935	10,907	212,448	287,096	24,104	52,513	130,502	214,057
Units surrendered	(1,880)	(193)	(156,337)	(157,789)	(31,125)	(25,733)	(130,263)	(146,164)

Ending units	71,800	16,745	1,812,039	1,755,928	265,999	273,020	1,616,439	1,616,200

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVIE6		NVIX		NVLCP1		NVLCPY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,475	2,146	499,081	280,877	771,784	666,614	-	-
Realized gain (loss) on investments	5,821	833	293,758	(22,823)	(295,486)	(355,002)	(218)	-

Change in unrealized gain (loss) on investments	154	12,900	(439,058)	1,418,281	(94,347)	952,684	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,450	15,879	353,781	1,676,335	381,951	1,264,296	(218)	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	1,606,462	856,192	4,018,807	1,921,230	3,390	-
Transfers between funds	-	(253)	350,889	1,066,568	656,448	88,994	(3,104)	20
Surrenders (notes 2, 3, 4, 5 and 6)	(29,148)	(10,193)	(692,076)	(471,177)	(1,193,467)	(1,107,323)	(68)	(20)
Adjustments to maintain reserves	2	(2)	(35)	63	(631)	1,130	-	-

Net equity transactions	(29,146)	(10,448)	1,265,240	1,451,646	3,481,157	904,031	218	-

Net change in contract owners’ equity	(21,696)	5,431	1,619,021	3,127,981	3,863,108	2,168,327	-	-

Contract owners’ equity at beginning of period	84,774	79,343	12,326,105	9,198,124	18,892,143	16,723,816	-	-

Contract owners’ equity at end of period	$63,078	84,774	13,945,126	12,326,105	22,755,251	18,892,143	-	-

CHANGE IN UNITS:
Beginning units	5,507	6,261	851,500	747,105	1,083,539	1,030,121	-	-
Units purchased	-	-	243,222	170,795	331,317	227,697	3,352	2
Units surrendered	(1,815)	(754)	(160,427)	(66,400)	(135,556)	(174,279)	(3,352)	(2)

Ending units	3,692	5,507	934,295	851,500	1,279,300	1,083,539	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMIG1		NVMIVX		NVMLG1		NVMM2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$9,571	53,893	283,961	109,830	113,714	344,405	22,711	14,876
Realized gain (loss) on investments	(139,449)	(73,052)	36,128	37,195	(118,900)	(325,135)	-	-

Change in unrealized gain (loss) on investments	105,044	429,379	(126,442)	442,954	1,858,869	1,615,113	-	-
Reinvested capital gains	-	-	-	-	1,092,212	332,622	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,834)	410,220	193,647	589,979	2,945,895	1,967,005	22,711	14,876

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	121,142	181,872	132,218	184,941	611,000	276,689	31,675	25,616
Transfers between funds	(47,947)	(42,066)	98,556	(29,032)	6,127,143	695,430	285,545	19,226
Surrenders (notes 2, 3, 4, 5 and 6)	(312,564)	(147,171)	(195,871)	(182,638)	(812,901)	(331,021)	(45,110)	(54,049)
Adjustments to maintain reserves	(79)	(156)	(90)	(221)	(172)	172	(60)	144

Net equity transactions	(239,448)	(7,521)	34,813	(26,950)	5,925,070	641,270	272,050	(9,063)

Net change in contract owners’ equity	(264,282)	402,699	228,460	563,029	8,870,965	2,608,275	294,761	5,813

Contract owners’ equity at beginning of period	3,019,620	2,616,921	4,330,887	3,767,858	8,173,815	5,565,540	348,479	342,666

Contract owners’ equity at end of period	$2,755,338	3,019,620	4,559,347	4,330,887	17,044,780	8,173,815	643,240	348,479

CHANGE IN UNITS:
Beginning units	210,882	211,396	305,286	307,222	135,248	124,649	32,979	33,884
Units purchased	13,103	19,956	18,372	21,007	107,692	24,796	37,139	4,957
Units surrendered	(28,929)	(20,470)	(15,929)	(22,943)	(19,216)	(14,197)	(11,933)	(5,862)

Ending units	195,056	210,882	307,729	305,286	223,724	135,248	58,185	32,979

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	120,322	135,782	5,836	7,850
Realized gain (loss) on investments	(437,902)	(437,527)	2	(110)	(53,680)	(192,133)	(5,221)	(5,383)

Change in unrealized gain (loss) on investments	1,537,064	1,491,742	-	168	498,460	(454,403)	35,122	(35,545)
Reinvested capital gains	-	-	-	-	180,163	1,229,519	10,087	76,105

Net increase (decrease) in contract owners’ equity resulting from operations	1,099,162	1,054,215	2	58	745,265	718,765	45,824	43,027

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	332,685	359,422	-	-	2,306,226	1,904,930	24,701	25,454
Transfers between funds	(215,395)	(160,616)	-	(393)	(215,095)	(716,301)	(3,661)	(977)
Surrenders (notes 2, 3, 4, 5 and 6)	(385,673)	(310,972)	(2)	(180)	(822,377)	(843,137)	(32,672)	(34,066)
Adjustments to maintain reserves	(108)	(220)	-	(2)	1,712	158	(2)	(42)

Net equity transactions	(268,491)	(112,386)	(2)	(575)	1,270,466	345,650	(11,634)	(9,631)

Net change in contract owners’ equity	830,671	941,829	-	(517)	2,015,731	1,064,415	34,190	33,396

Contract owners’ equity at beginning of period	6,105,291	5,163,462	-	517	8,812,167	7,747,752	541,358	507,962

Contract owners’ equity at end of period	$6,935,962	6,105,291	-	-	10,827,898	8,812,167	575,548	541,358

CHANGE IN UNITS:
Beginning units	189,381	193,124	-	93	285,009	272,677	15,693	15,996
Units purchased	11,367	16,258	-	-	78,951	75,202	771	901
Units surrendered	(19,190)	(20,001)	-	(93)	(41,314)	(62,870)	(1,085)	(1,204)

Ending units	181,558	189,381	-	-	322,646	285,009	15,379	15,693

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNMO1		NVNSR2		NVOLG1		NVRE1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,491	4,953	3,101	5,217	398,983	392,074	400,641	363,957
Realized gain (loss) on investments	1,558	(67)	(31,009)	(10,621)	658,080	(186,658)	513,061	66,355

Change in unrealized gain (loss) on investments	(199,220)	125,958	(52,296)	130,222	5,410,667	5,424,723	899,296	1,148,596
Reinvested capital gains	426,837	70,150	229,462	200,801	-	-	-	351,619

Net increase (decrease) in contract owners’ equity resulting from operations	234,666	200,994	149,258	325,619	6,467,730	5,630,139	1,812,998	1,930,527

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,392	22,737	67,975	92,246	3,115,074	3,328,274	979,160	1,117,196
Transfers between funds	68,678	(36,798)	(143,997)	9,050	(2,188,796)	(574,869)	(1,267,566)	343,665
Surrenders (notes 2, 3, 4, 5 and 6)	(59,656)	(31,814)	(184,585)	(111,991)	(2,269,588)	(1,738,154)	(1,288,046)	(1,214,196)
Adjustments to maintain reserves	(33)	149	(31)	(28)	(682)	(2,650)	(722)	(705)

Net equity transactions	36,381	(45,726)	(260,638)	(10,723)	(1,343,992)	1,012,601	(1,577,174)	245,960

Net change in contract owners’ equity	271,047	155,268	(111,380)	314,896	5,123,738	6,642,740	235,824	2,176,487

Contract owners’ equity at beginning of period	1,052,235	896,967	1,900,871	1,585,975	29,628,172	22,985,432	16,756,907	14,580,420

Contract owners’ equity at end of period	$1,323,282	1,052,235	1,789,491	1,900,871	34,751,910	29,628,172	16,992,731	16,756,907

CHANGE IN UNITS:
Beginning units	28,789	30,282	55,918	56,303	429,207	412,492	698,928	686,451
Units purchased	2,739	1,075	4,258	3,593	53,173	78,350	88,984	107,972
Units surrendered	(1,724)	(2,568)	(11,646)	(3,978)	(72,416)	(61,635)	(147,791)	(95,495)

Ending units	29,804	28,789	48,530	55,918	409,964	429,207	640,121	698,928

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSIX2		NVSIXD		NVSTB1		NVSTB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$217,794	205,095	9,467	4,753	252,599	178,642	1,817	1,498
Realized gain (loss) on investments	150,030	16,337	18,974	9	(35,319)	(91,335)	(27)	(146)

Change in unrealized gain (loss) on investments	1,641,493	2,394,792	38,096	32,836	65,495	192,367	396	949
Reinvested capital gains	242,406	104,924	7,448	1,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,251,723	2,721,148	73,985	38,863	282,775	279,674	2,186	2,301

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,897,953	2,077,352	172,369	103,561	1,243,523	865,264	597	594
Transfers between funds	1,070,345	828,710	171,505	222,021	(146,453)	(333,383)	737	1,321
Surrenders (notes 2, 3, 4, 5 and 6)	(1,199,427)	(985,566)	(4,452)	(13,265)	(230,872)	(346,456)	(1,263)	(1,990)
Adjustments to maintain reserves	(355)	349	(7)	-	(203)	330	51	1,001

Net equity transactions	2,768,516	1,920,845	339,415	312,317	865,995	185,755	122	926

Net change in contract owners’ equity	5,020,239	4,641,993	413,400	351,180	1,148,770	465,429	2,308	3,227

Contract owners’ equity at beginning of period	19,624,816	14,982,823	371,172	19,992	5,225,745	4,760,316	43,606	40,379

Contract owners’ equity at end of period	$24,645,055	19,624,816	784,572	371,172	6,374,515	5,225,745	45,914	43,606

CHANGE IN UNITS:
Beginning units	809,875	719,394	22,068	1,387	446,823	431,255	3,415	3,342
Units purchased	230,785	181,390	27,038	22,159	143,757	135,046	207	185
Units surrendered	(123,334)	(90,909)	(7,215)	(1,478)	(73,200)	(119,478)	(200)	(112)

Ending units	917,326	809,875	41,891	22,068	517,380	446,823	3,422	3,415

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVTIV3		SAM		SAM5		SAMY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$34,141	13,218	654,853	63,483	2,215,328	1,648,788	145,265	113,132
Realized gain (loss) on investments	3,911	1,341	-	-	-	-	-	-

Change in unrealized gain (loss) on investments	(13,883)	64,137	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,169	78,696	654,853	63,483	2,215,328	1,648,792	145,265	113,132

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	30,538,011	529,081	20,576,078	18,706,963	11,416,591	7,262,983
Transfers between funds	(936)	(640)	(2,584,024)	(19,665)	(6,444,609)	(6,715,238)	(5,712,695)	(5,427,704)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,245)	(34,750)	(1,000,055)	(105,620)	(10,002,980)	(6,020,876)	(390,823)	(168,720)
Adjustments to maintain reserves	1	(7)	(61)	210	(112,445)	663	157	(165)

Net equity transactions	(33,180)	(35,397)	26,953,871	404,006	4,016,044	5,971,512	5,313,230	1,666,394

Net change in contract owners’ equity	(9,011)	43,299	27,608,724	467,489	6,231,372	7,620,304	5,458,495	1,779,526

Contract owners’ equity at beginning of period	567,019	523,720	1,683,747	1,216,258	38,246,401	30,626,097	2,596,089	816,563

Contract owners’ equity at end of period	$558,008	567,019	29,292,471	1,683,747	44,477,773	38,246,401	8,054,584	2,596,089

CHANGE IN UNITS:
Beginning units	24,826	26,498	133,027	100,654	3,460,168	2,903,724	244,052	80,527
Units purchased	-	-	2,350,345	73,532	4,003,557	2,907,544	1,075,064	707,847
Units surrendered	(1,391)	(1,672)	(276,825)	(41,159)	(3,629,071)	(2,351,100)	(598,259)	(544,322)

Ending units	23,435	24,826	2,206,547	133,027	3,834,654	3,460,168	720,857	244,052

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCF		SCGF		SCVF		TRF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,065	14,797	-	-	35,721	19,241	110,019	124,435
Realized gain (loss) on investments	71,111	(76,427)	(403,244)	(667,784)	(66,532)	(291,526)	93,162	70,303

Change in unrealized gain (loss) on investments	243,623	433,266	2,473,368	2,118,593	288,446	815,915	695,436	(370,480)
Reinvested capital gains	98,146	17,224	-	-	43,793	210,253	376,691	897,332

Net increase (decrease) in contract owners’ equity resulting from operations	416,945	388,860	2,070,124	1,450,809	301,428	753,883	1,275,308	721,590

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	103,889	115,738	1,838,052	1,886,131	226,841	178,136	99,160	77,236
Transfers between funds	183,247	55,387	1,733,015	(102,198)	(255,569)	12,852	(120,598)	152,511
Surrenders (notes 2, 3, 4, 5 and 6)	(179,085)	(339,506)	(928,182)	(828,873)	(281,214)	(273,044)	(294,703)	(315,020)
Adjustments to maintain reserves	(96)	(396)	441	(624)	(38)	(502)	(73)	(95)

Net equity transactions	107,955	(168,777)	2,643,326	954,436	(309,980)	(82,558)	(316,214)	(85,368)

Net change in contract owners’ equity	524,900	220,083	4,713,450	2,405,245	(8,552)	671,325	959,094	636,222

Contract owners’ equity at beginning of period	3,106,291	2,886,208	10,031,601	7,626,356	4,922,516	4,251,191	9,438,982	8,802,760

Contract owners’ equity at end of period	$3,631,191	3,106,291	14,745,051	10,031,601	4,913,964	4,922,516	10,398,076	9,438,982

CHANGE IN UNITS:
Beginning units	65,215	69,070	254,322	227,113	123,751	125,523	214,407	216,501
Units purchased	11,387	9,306	101,126	78,569	8,574	13,391	3,119	7,239
Units surrendered	(9,188)	(13,161)	(47,043)	(51,360)	(16,364)	(15,163)	(9,712)	(9,333)

Ending units	67,414	65,215	308,405	254,322	115,961	123,751	207,814	214,407

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMMCGS		AMSRS		AMTB		NASCV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	435	526	30,139	22,176	-	-
Realized gain (loss) on investments	293	(42)	13,942	1,590	(1,581)	(12,477)	67	-

Change in unrealized gain (loss) on investments	11,286	10,794	19,441	31,528	2,480	20,604	144	-
Reinvested capital gains	5,343	-	9,371	2,481	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,922	10,752	43,189	36,125	31,038	30,303	211	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,199	2,126	5,545	6,322	34,780	39,064	1,155	-
Transfers between funds	-	-	(6,919)	(765)	(8,404)	961	21,605	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,518)	(1,439)	(27,076)	(5,436)	(15,920)	(130,253)	(13)	-
Adjustments to maintain reserves	-	5	(1)	(15)	(32)	(57)	1	-

Net equity transactions	681	692	(28,451)	106	10,424	(90,285)	22,748	-

Net change in contract owners’ equity	17,603	11,444	14,738	36,231	41,462	(59,982)	22,959	-

Contract owners’ equity at beginning of period	70,880	59,436	169,476	133,245	505,452	565,434	-	-

Contract owners’ equity at end of period	$88,483	70,880	184,214	169,476	546,914	505,452	22,959	-

CHANGE IN UNITS:
Beginning units	3,477	3,439	3,340	3,332	37,070	43,916	-	-
Units purchased	103	123	100	147	2,986	3,753	2,351	-
Units surrendered	(73)	(85)	(555)	(139)	(2,250)	(10,599)	(75)	-

Ending units	3,507	3,477	2,885	3,340	37,806	37,070	2,276	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTAG1		NOTAG2		NOTB3		NOTBE2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$252	-	28,819	-	58,684	3,736	12,660	-
Realized gain (loss) on investments	4	1	14,436	-	(484,968)	(291,341)	1,024	1

Change in unrealized gain (loss) on investments	865	-	(26,641)	(8)	555,899	472,429	(8,399)	26
Reinvested capital gains	150	-	19,962	-	-	10,248	2,905	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,271	1	36,576	(8)	129,615	195,072	8,190	27

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	25,740	15	2,982,788	15,407	201,696	213,159	668,433	6,017
Transfers between funds	1,144	20	719,746	-	46,977	5,908	161,186	-
Surrenders (notes 2, 3, 4, 5 and 6)	(96)	(37)	(331,667)	(502)	(345,718)	(231,868)	(36,881)	(260)
Adjustments to maintain reserves	-	1	(51)	-	(11)	22	-	-

Net equity transactions	26,788	(1)	3,370,816	14,905	(97,056)	(12,779)	792,738	5,757

Net change in contract owners’ equity	28,059	-	3,407,392	14,897	32,559	182,293	800,928	5,784

Contract owners’ equity at beginning of period	-	-	14,897	-	2,340,957	2,158,664	5,784	-

Contract owners’ equity at end of period	$28,059	-	3,422,289	14,897	2,373,516	2,340,957	806,712	5,784

CHANGE IN UNITS:
Beginning units	-	-	1,352	-	166,339	167,449	541	-
Units purchased	2,252	2	302,798	1,398	17,564	16,694	73,297	565
Units surrendered	(8)	(2)	(26,825)	(46)	(24,732)	(17,804)	(3,227)	(24)

Ending units	2,244	-	277,325	1,352	159,171	166,339	70,611	541

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTC1		NOTC2		NOTG3		NOTGR1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	1,984	-	101,127	15,374	302	-
Realized gain (loss) on investments	-	-	246	1	(400,938)	(312,052)	-	1

Change in unrealized gain (loss) on investments	-	-	(771)	23	624,756	714,831	865	-
Reinvested capital gains	-	-	596	-	-	6,164	38	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	2,055	24	324,945	424,317	1,205	1

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	99,038	6,005	380,829	437,266	15,312	15
Transfers between funds	-	20	2,357	-	6,927	(12,074)	19,351	20
Surrenders (notes 2, 3, 4, 5 and 6)	-	(21)	(15,841)	(259)	(468,633)	(457,371)	-	(37)
Adjustments to maintain reserves	-	1	-	-	60	228	-	1

Net equity transactions	-	-	85,554	5,746	(80,817)	(31,951)	34,663	(1)

Net change in contract owners’ equity	-	-	87,609	5,770	244,128	392,366	35,868	-

Contract owners’ equity at beginning of period	-	-	5,770	-	4,257,794	3,865,428	-	-

Contract owners’ equity at end of period	$-	-	93,379	5,770	4,501,922	4,257,794	35,868	-

CHANGE IN UNITS:
Beginning units	-	-	548	-	284,151	286,348	-	-
Units purchased	-	2	9,264	573	26,673	32,914	2,928	2
Units surrendered	-	(2)	(1,439)	(25)	(31,672)	(35,111)	-	(2)

Ending units	-	-	8,373	548	279,152	284,151	2,928	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTGR2		NOTMD1		NOTMD2		NOTMG3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$16,067	-	109	-	5,496	-	80,645	10,514
Realized gain (loss) on investments	42,604	-	-	1	13,799	1	(1,338,837)	(703,245)

Change in unrealized gain (loss) on investments	(35,050)	7	147	-	(3,155)	29	1,492,755	981,809
Reinvested capital gains	2,294	-	75	-	4,214	-	-	9,056

Net increase (decrease) in contract owners’ equity resulting from operations	25,915	7	331	1	20,354	30	234,563	298,134

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,128,548	447	5,338	-	544,090	6,025	264,146	288,023
Transfers between funds	517,190	-	-	20	(148,793)	-	26,016	(6,409)
Surrenders (notes 2, 3, 4, 5 and 6)	(116,060)	(135)	-	(21)	(45,875)	(261)	(504,651)	(227,254)
Adjustments to maintain reserves	-	-	-	-	1	-	(3)	1

Net equity transactions	1,529,678	312	5,338	(1)	349,423	5,764	(214,492)	54,361

Net change in contract owners’ equity	1,555,593	319	5,669	-	369,777	5,794	20,071	352,495

Contract owners’ equity at beginning of period	319	-	-	-	5,794	-	3,278,828	2,926,333

Contract owners’ equity at end of period	$1,555,912	319	5,669	-	375,571	5,794	3,298,899	3,278,828

CHANGE IN UNITS:
Beginning units	29	-	-	-	537	-	219,783	216,217
Units purchased	138,172	42	478	2	50,447	561	18,259	20,502
Units surrendered	(9,722)	(13)	-	(2)	(19,006)	(24)	(32,493)	(16,936)

Ending units	128,479	29	478	-	31,978	537	205,549	219,783

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTMR1		MNCPS2		PMVAAA		PMVEBA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	795	-	46,193	19,258	29	-
Realized gain (loss) on investments	-	-	(13)	-	(10,230)	(26,900)	-	-

Change in unrealized gain (loss) on investments	-	-	2,295	-	(10,902)	57,648	1	-
Reinvested capital gains	-	-	890	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	3,967	-	25,061	50,006	30	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	1,044	-	63,816	68,562	818	-
Transfers between funds	-	20	52,510	-	9,733	247	7	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(21)	(43)	-	(21,631)	(78,825)	(1)	-
Adjustments to maintain reserves	-	1	(1)	-	(2)	22	(1)	-

Net equity transactions	-	-	53,510	-	51,916	(9,994)	823	-

Net change in contract owners’ equity	-	-	57,477	-	76,977	40,012	853	-

Contract owners’ equity at beginning of period	-	-	-	-	658,859	618,847	-	-

Contract owners’ equity at end of period	$-	-	57,477	-	735,836	658,859	853	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	41,260	41,909	-	-
Units purchased	-	2	5,757	-	6,173	6,302	86	-
Units surrendered	-	(2)	(5)	-	(3,016)	(6,951)	-	-

Ending units	-	-	5,752	-	44,417	41,260	86	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVFBA		PMVHYA		PMVID		PMVLDA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$25,896	18,998	2	-	10,506	1,773	202,544	176,703
Realized gain (loss) on investments	(20,966)	(52,349)	-	-	135	(4)	(15,917)	(45,766)

Change in unrealized gain (loss) on investments	(32,307)	80,968	-	1	(8,009)	874	37,622	106,467
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,377)	47,617	2	1	2,632	2,643	224,249	237,404

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	48,766	58,675	14	-	338,253	3,963	229,640	276,480
Transfers between funds	52,036	(36,355)	3	14	44,014	40,819	113,356	(253,775)
Surrenders (notes 2, 3, 4, 5 and 6)	(78,997)	(39,466)	-	-	(942)	(130)	(201,275)	(325,867)
Adjustments to maintain reserves	(70)	(267)	-	-	133	(137)	(440)	(767)

Net equity transactions	21,735	(17,413)	17	14	381,458	44,515	141,281	(303,929)

Net change in contract owners’ equity	(5,642)	30,204	19	15	384,090	47,158	365,530	(66,525)

Contract owners’ equity at beginning of period	783,946	753,742	15	-	47,158	-	4,855,585	4,922,110

Contract owners’ equity at end of period	$778,304	783,946	34	15	431,248	47,158	5,221,115	4,855,585

CHANGE IN UNITS:
Beginning units	63,192	64,536	2	-	4,722	-	356,503	379,381
Units purchased	9,630	13,128	2	2	36,721	4,738	39,167	36,222
Units surrendered	(7,874)	(14,472)	(1)	-	(480)	(16)	(28,831)	(59,100)

Ending units	64,948	63,192	3	2	40,963	4,722	366,839	356,503

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRRA		PMVRSA		PMVTRA		PVGCBA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,722	1,203	138,483	963,656	5,937	2,896	281	71
Realized gain (loss) on investments	74	(73)	77,572	(49,805)	(242)	(96)	-	-

Change in unrealized gain (loss) on investments	(938)	619	43,606	(1,392,319)	(2,110)	1,464	(7)	145
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	858	1,749	259,661	(478,468)	3,585	4,264	274	216

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,612	27,840	718,744	870,109	16,564	44,377	4,021	4,039
Transfers between funds	2,543	(1,564)	325,828	(328,868)	56,012	33,128	-	994
Surrenders (notes 2, 3, 4, 5 and 6)	(213)	(103)	(421,438)	(464,315)	(1,444)	(480)	-	(4)
Adjustments to maintain reserves	-	3	1,153	322	7	(4,562)	(1)	(1)

Net equity transactions	29,942	26,176	624,287	77,248	71,139	72,463	4,020	5,028

Net change in contract owners’ equity	30,800	27,925	883,948	(401,220)	74,724	76,727	4,294	5,244

Contract owners’ equity at beginning of period	55,579	27,654	5,629,739	6,030,959	114,585	37,858	5,244	-

Contract owners’ equity at end of period	$86,379	55,579	6,513,687	5,629,739	189,309	114,585	9,538	5,244

CHANGE IN UNITS:
Beginning units	6,061	3,127	669,858	661,238	8,908	3,118	552	-
Units purchased	3,635	3,237	194,128	198,850	5,557	5,846	418	553
Units surrendered	(473)	(303)	(119,902)	(190,230)	(111)	(56)	-	(1)

Ending units	9,223	6,061	744,084	669,858	14,354	8,908	970	552

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVSTA		PVEIIA		PVIVIA		PVNOB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$33,178	18,620	108,994	112,063	25,567	11,063	436	-
Realized gain (loss) on investments	7,541	333	171,745	20,522	11,596	(649)	3,763	12

Change in unrealized gain (loss) on investments	(1,239)	4,388	757,433	473,892	11,367	100,989	46,660	1,301
Reinvested capital gains	-	-	374,248	282,370	2,779	-	1,414	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,480	23,341	1,412,420	888,847	51,309	111,403	52,273	1,313

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	317,820	402,474	3,552,979	2,518,402	338,654	230,868	194,422	6,777
Transfers between funds	(206,833)	285,725	166,441	(81,208)	(12,078)	20,344	575,993	9,713
Surrenders (notes 2, 3, 4, 5 and 6)	(16,639)	(14,267)	(882,415)	(557,796)	(88,439)	(46,101)	(29,869)	(630)
Adjustments to maintain reserves	(17)	23	2,686	(577)	(2)	2	-	-

Net equity transactions	94,331	673,955	2,839,691	1,878,821	238,135	205,113	740,546	15,860

Net change in contract owners’ equity	133,811	697,296	4,252,111	2,767,668	289,444	316,516	792,819	17,173

Contract owners’ equity at beginning of period	778,808	81,512	7,231,406	4,463,738	811,034	494,518	17,173	-

Contract owners’ equity at end of period	$912,619	778,808	11,483,517	7,231,406	1,100,478	811,034	809,992	17,173

CHANGE IN UNITS:
Beginning units	73,677	8,167	358,685	256,657	57,039	41,414	1,473	-
Units purchased	73,103	81,506	174,070	145,989	26,985	23,445	59,412	1,538
Units surrendered	(65,372)	(15,996)	(55,947)	(43,961)	(10,620)	(7,820)	(4,422)	(65)

Ending units	81,408	73,677	476,808	358,685	73,404	57,039	56,463	1,473

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROCMC		TRBCG2		TREI2		TRHS2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	24	16	-	-
Realized gain (loss) on investments	44	9	463	-	60	4	56,812	19,801

Change in unrealized gain (loss) on investments	(951)	168	2,624	282	(29)	29	(133,331)	(29,542)
Reinvested capital gains	1,643	-	784	-	100	50	99,215	41,854

Net increase (decrease) in contract owners’ equity resulting from operations	736	177	3,871	282	155	99	22,696	32,113

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	188	-	3,096	-	200	-	11,759	12,271
Transfers between funds	27,644	888	12,775	5,002	(1,566)	1,114	14,598	144,178
Surrenders (notes 2, 3, 4, 5 and 6)	(71)	(1)	(22)	-	(1)	(1)	(144,158)	(72,612)
Adjustments to maintain reserves	-	-	-	-	-	-	144	(122)

Net equity transactions	27,761	887	15,849	5,002	(1,367)	1,113	(117,657)	83,715

Net change in contract owners’ equity	28,497	1,064	19,720	5,284	(1,212)	1,212	(94,961)	115,828

Contract owners’ equity at beginning of period	1,064	-	5,284	-	1,212	-	1,149,696	1,033,868

Contract owners’ equity at end of period	$29,561	1,064	25,004	5,284	-	1,212	1,054,735	1,149,696

CHANGE IN UNITS:
Beginning units	122	-	77	-	33	-	17,451	16,114
Units purchased	4,076	152	233	77	5	35	1,077	2,743
Units surrendered	(1,221)	(30)	(41)	-	(38)	(2)	(2,742)	(1,406)

Ending units	2,977	122	269	77	-	33	15,786	17,451

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRHSP		TRMCG2		VWEM		VWHA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	78	135	91,151	110,350
Realized gain (loss) on investments	2,393,724	395,765	12,493	(33)	(10)	(4)	343,176	385,087

Change in unrealized gain (loss) on investments	(5,424,442)	(617,898)	(43,061)	4,995	(52)	156	(535,582)	(643,720)
Reinvested capital gains	3,936,364	1,682,714	53,971	12,487	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	905,646	1,460,581	23,403	17,449	16	287	(101,255)	(148,283)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	7,308,876	8,197,506	317,320	63,581	489	1,251	456,398	509,939
Transfers between funds	(7,707,815)	(1,238,878)	80,221	129,830	120	48	(203,559)	(565,416)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,718,489)	(3,410,912)	(34,642)	(17,954)	(89)	(8)	(444,654)	(436,310)
Adjustments to maintain reserves	1,554	(446)	(27)	1	-	(3)	(63)	218

Net equity transactions	(4,115,874)	3,547,270	362,872	175,458	520	1,288	(191,878)	(491,569)

Net change in contract owners’ equity	(3,210,228)	5,007,851	386,275	192,907	536	1,575	(293,133)	(639,852)

Contract owners’ equity at beginning of period	48,138,655	43,130,804	192,907	-	3,970	2,395	3,833,917	4,473,769

Contract owners’ equity at end of period	$44,928,427	48,138,655	579,182	192,907	4,506	3,970	3,540,784	3,833,917

CHANGE IN UNITS:
Beginning units	994,082	917,039	17,147	-	522	346	390,909	439,798
Units purchased	176,329	199,682	48,571	19,819	77	179	100,908	92,047
Units surrendered	(257,731)	(122,639)	(18,502)	(2,672)	(13)	(3)	(120,276)	(140,936)

Ending units	912,680	994,082	47,216	17,147	586	522	371,541	390,909

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVB		VVCG		VVDV		VVEI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$388	257	5,069	978	1,489	411	7,837	3,459
Realized gain (loss) on investments	22,244	(282)	41,036	1,304	532	367	(990)	(176)

Change in unrealized gain (loss) on investments	(8,765)	25,787	2,576	46,677	7,012	7,245	16,291	10,090
Reinvested capital gains	840	498	9,266	4,711	5,381	1,563	16,522	6,763

Net increase (decrease) in contract owners’ equity resulting from operations	14,707	26,260	57,947	53,670	14,414	9,586	39,660	20,136

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	16,795	668,334	51,030	82,808	28,964	52,197	77,688	19,563
Transfers between funds	(400,171)	(9,080)	21,710	227,007	11,540	3,348	50,976	190,955
Surrenders (notes 2, 3, 4, 5 and 6)	(1,581)	(504)	(1,880)	(5,029)	(112)	(105)	(3,015)	(564)
Adjustments to maintain reserves	1	1	(1)	(6)	-	(4)	99	(108)

Net equity transactions	(384,956)	658,751	70,859	304,780	40,392	55,436	125,748	209,846

Net change in contract owners’ equity	(370,249)	685,011	128,806	358,450	54,806	65,022	165,408	229,982

Contract owners’ equity at beginning of period	685,011	-	428,866	70,416	77,253	12,231	241,332	11,350

Contract owners’ equity at end of period	$314,762	685,011	557,672	428,866	132,059	77,253	406,740	241,332

CHANGE IN UNITS:
Beginning units	68,908	-	40,369	8,483	7,282	1,385	22,030	1,120
Units purchased	26,219	69,998	21,377	33,116	3,860	6,953	11,425	21,027
Units surrendered	(67,546)	(1,090)	(15,460)	(1,230)	(306)	(1,056)	(1,203)	(117)

Ending units	27,581	68,908	46,286	40,369	10,836	7,282	32,252	22,030

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVEIX		VVG		VVGBI		VVHGB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$6,069	1,373	654	155	166	42	26,842	7,757
Realized gain (loss) on investments	13,212	667	32,024	791	107	13	1,378	636

Change in unrealized gain (loss) on investments	106,239	36,924	45,668	26,836	(195)	207	(15,062)	28,448
Reinvested capital gains	17,350	3,040	-	-	6	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,870	42,004	78,346	27,782	84	266	13,158	36,841

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	148,615	106,270	81,495	21,923	2,077	4,137	35,881	549,605
Transfers between funds	472,257	109,377	202,453	96,627	492	(1,010)	77,227	68,516
Surrenders (notes 2, 3, 4, 5 and 6)	(5,483)	(1,104)	(2,733)	(4,872)	(29)	(8)	(3,285)	(1,027)
Adjustments to maintain reserves	205	(228)	1	(1)	1	2	-	5

Net equity transactions	615,594	214,315	281,216	113,677	2,541	3,121	109,823	617,099

Net change in contract owners’ equity	758,464	256,319	359,562	141,459	2,625	3,387	122,981	653,940

Contract owners’ equity at beginning of period	319,349	63,030	180,121	38,662	4,845	1,458	952,198	298,258

Contract owners’ equity at end of period	$1,077,813	319,349	539,683	180,121	7,470	4,845	1,075,179	952,198

CHANGE IN UNITS:
Beginning units	30,456	7,581	20,040	6,028	527	169	104,686	34,620
Units purchased	56,618	23,444	35,931	14,882	634	489	13,504	71,951
Units surrendered	(4,736)	(569)	(10,870)	(870)	(364)	(131)	(1,434)	(1,885)

Ending units	82,338	30,456	45,101	20,040	797	527	116,756	104,686

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVHYB		VVI		VVMA		VVMCI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,352	867	4,426	1,216	11,475	-	4,707	2,647
Realized gain (loss) on investments	19	11	1,352	3,819	23,521	6,969	8,167	63

Change in unrealized gain (loss) on investments	563	2,160	5,992	2,161	3,302	5,708	37,021	28,052
Reinvested capital gains	-	-	11,717	2,622	9,331	-	3,923	3,322

Net increase (decrease) in contract owners’ equity resulting from operations	2,934	3,038	23,487	9,818	47,629	12,677	53,818	34,084

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,528	4,141	94,168	8,389	1,205,341	383,329	120,818	92,671
Transfers between funds	11,341	16,873	165,727	332,312	(440,790)	(144,533)	8,093	125,142
Surrenders (notes 2, 3, 4, 5 and 6)	(169)	(120)	(1,989)	(508)	(2,314)	(211)	(3,579)	(878)
Adjustments to maintain reserves	1	-	(1)	2	-	-	66	(66)

Net equity transactions	15,701	20,894	257,905	340,195	762,237	238,585	125,398	216,869

Net change in contract owners’ equity	18,635	23,932	281,392	350,013	809,866	251,262	179,216	250,953

Contract owners’ equity at beginning of period	38,807	14,875	378,220	28,207	251,262	-	331,382	80,429

Contract owners’ equity at end of period	$57,442	38,807	659,612	378,220	1,061,128	251,262	510,598	331,382

CHANGE IN UNITS:
Beginning units	3,820	1,635	50,430	4,312	26,040	-	35,457	9,968
Units purchased	1,524	2,207	51,657	49,581	116,114	41,006	17,404	25,941
Units surrendered	(32)	(22)	(21,409)	(3,463)	(42,471)	(14,966)	(5,385)	(452)

Ending units	5,312	3,820	80,678	50,430	99,683	26,040	47,476	35,457

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVREI		VVSTC		VVTISI		VVTSM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$9,203	4,632	5,742	508	24,513	16,361	24,298	8,165
Realized gain (loss) on investments	2,465	(540)	1,063	2,165	3,183	8,672	30,509	8,463

Change in unrealized gain (loss) on investments	(3,553)	14,652	1,070	3,129	(460)	54,818	260,373	153,289
Reinvested capital gains	7,764	8,739	-	-	4,161	6,851	133,209	39,795

Net increase (decrease) in contract owners’ equity resulting from operations	15,879	27,483	7,875	5,802	31,397	86,702	448,389	209,712

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	59,113	55,979	7,284	70,990	100,205	112,207	350,079	565,872
Transfers between funds	55,388	23,619	(6,875)	89,484	171,145	129,244	433,879	304,649
Surrenders (notes 2, 3, 4, 5 and 6)	(1,161)	(8,787)	(4,987)	(1,886)	(5,108)	(6,183)	(15,012)	(6,551)
Adjustments to maintain reserves	-	3	-	(3)	-	(2)	-	(6)

Net equity transactions	113,340	70,814	(4,578)	158,585	266,242	235,266	768,946	863,964

Net change in contract owners’ equity	129,219	98,297	3,297	164,387	297,639	321,968	1,217,335	1,073,676

Contract owners’ equity at beginning of period	240,852	142,555	181,451	17,064	756,044	434,076	1,606,902	533,226

Contract owners’ equity at end of period	$370,071	240,852	184,748	181,451	1,053,683	756,044	2,824,237	1,606,902

CHANGE IN UNITS:
Beginning units	27,525	18,197	18,231	1,820	79,261	52,580	158,640	66,303
Units purchased	16,204	14,169	2,760	23,952	25,925	39,903	85,843	102,509
Units surrendered	(3,352)	(4,841)	(3,295)	(7,541)	(38)	(13,222)	(19,107)	(10,172)

Ending units	40,377	27,525	17,696	18,231	105,148	79,261	225,376	158,640

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VRVDRA		VRVDRI
	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,018	72	47,459	39,379
Realized gain (loss) on investments	566	(321)	(35,560)	(27,315)

Change in unrealized gain (loss) on investments	1,996	80	226,754	141,326
Reinvested capital gains	668	28	22,565	16,392

Net increase (decrease) in contract owners’ equity resulting from operations	4,248	(141)	261,218	169,782

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,775	4,638	597,429	278,789
Transfers between funds	74,921	(1,653)	(30,754)	(42,512)
Surrenders (notes 2, 3, 4, 5 and 6)	(122)	-	(478,248)	(93,061)
Adjustments to maintain reserves	1	(2)	(265)	1

Net equity transactions	79,575	2,983	88,162	143,217

Net change in contract owners’ equity	83,823	2,842	349,380	312,999
Contract owners’ equity at beginning of period	2,842	-	1,697,702	1,384,703

Contract owners’ equity at end of period	$86,665	2,842	2,047,082	1,697,702

CHANGE IN UNITS:
Beginning units	326	-	130,252	118,256
Units purchased	8,945	651	54,424	33,671
Units surrendered	(322)	(325)	(43,379)	(21,675)

Ending units	8,949	326	141,297	130,252

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers ten individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide MarathonSM Performance VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Marathon VUL Ultra, Nationwide Advisory VUL, and Nationwide® Variable Universal Life Protector II. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 1 (AMVGG1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)*

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)*

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)*

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)*

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)*

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)*

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares (JAGTIS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)*

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)*

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)*

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)*

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)*

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2024, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/5/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/18/2023
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	5/18/2023
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)	5/18/2023
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)	5/18/2023
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)	5/18/2023
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)	5/18/2023
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)	5/18/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	5/18/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	5/30/2023
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	6/2/2023
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	6/5/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	6/16/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	8/17/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)	11/28/2023
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	11/30/2023
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)	12/6/2023
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)	12/6/2023
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y (NVCMDY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y (NVCRAY)	12/6/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y (NVCRBY)	12/6/2023
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)	12/13/2023
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)	12/13/2023
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)	12/19/2023
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)	12/19/2023
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	12/29/2023
American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)	12/29/2023
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)	12/29/2023
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)	12/29/2023
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)	12/29/2023
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	12/29/2023
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)	12/29/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)	5/14/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	5/14/2024
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)	6/18/2024
Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)	6/21/2024

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/24/2024
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)		4/15/2024
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)		5/21/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)	4/26/2024

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABTGB	AllianceBernstein Variable Products Series Fund, Inc. -AB VPS Sustainable Global Thematic Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	5/1/2024
DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024
WRBDP	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	5/1/2024
WRBP	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	5/1/2024
WRCEP	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	5/1/2024
WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024
WRGNR	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	5/1/2024
WRGP	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	5/1/2024
WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024
WRI2P	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	5/1/2024
WRIP	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	5/1/2024
WRLTBP	Ivy Variable Insurance Portfolios - Macquarie VIP Limited- Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Limited- Term Bond: Class II	5/1/2024
WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024
WRPAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	5/1/2024

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

WRPCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	5/1/2024
WRPMAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	5/1/2024
WRPMAV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	5/1/2024
WRPMCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	5/1/2024
WRPMCV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	5/1/2024
WRPMMV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	5/1/2024
WRPMP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	5/1/2024
WRSCP	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	5/1/2024
WRSCV	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	5/1/2024
WRSTP	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	5/1/2024
WRVP	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	5/1/2024
MNCPS2	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	8/12/2024

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments allocated to the indexed interest options, if applicable, or fixed account(s), which are included in the general account of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts any indexed interest options, and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Segment Disclosures

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges

Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in each fund

Low Cost Sub-Account Fee – assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in certain funds that assess a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee that is assessed may vary by fund.

Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 12.00% of each premium payment

Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment

Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount

Indexed Interest Strategy Charge	Up to 1.00% of the cash value applied to create an index segment

Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment

Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk

Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $7.572 per $1,000 of specified amount

Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month

Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount

Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan

Declared Rate Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.90% of an outstanding declared rate policy loan

Investment Advisory Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.25% of an outstanding investment advisory policy loan

Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request

Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.

Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected

Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount

Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk

Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount

Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount

Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount

Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount

Premium Waiver Rider Charge	$42 - $315 per $1,000 of the premium specified by the policy owner

Additional Term Insurance/Additional Protection Rider Charge

Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount

Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $47.50 per $1,000 of the policy’s cash value at the time the rider is invoked

Overloan Loan Lapse Protection Rider II	$1.50- $185 per $1,000 of the policy’s cash value at the time the rider is invoked

Accelerated Death Benefit Rider Charge

Administrative Charge	$280 - $450 at the time the rider is invoked

Rider Charge	$30 - $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment

Accelerated Death Benefit for Chronic Illness Rider	$250 at the time the rider is invoked

Accelerated Death Benefit for Critical Illness Rider	$250 at the time the rider is invoked

Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage

Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders

Extended No-Lapse Guarantee Rider Charge (Nationwide® Variable Universal Life Protector II)

Percent of Premium Charge	0% - 15% of each Premium

Percent of Sub-Account Value Charge	0% - 0.083% of Cash Value allocated to the Sub-Accounts

Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit

Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount

Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

Surrender Value Enhancement Rider	$0.02 - $0.56 per $1,000 of the Base Policy Specified Amount

For the years ended December 31, 2024 and 2023, total front-end sales charge deductions were $20,925,991 and $16,677,723, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $50,505,065 and $39,024,882, respectively, and total transfers from the Separate Account to the fixed account were $52,099,421 and $29,043,530, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$17,216	$1,243
ALVDAA	15,134	8,268
ALVGIA	288,905	111,663
ALVIVB	29,872	31,508
ALVSVA	592,074	453,649
ALVSVB	702	19
APTGBS	143,351	60,743
ALCAI2	64,032	18,899
WFVSCG	19,466	230,740
AAEIP3	114,380	4,415
AFGF	982,802	37,744
AMVAA2	8,604,634	1,374,783
AMVAA4	1,294	258
AMVBC4	2,471,319	332,103
AMVBD4	160,471	76,259
AMVGG1	267,601	3,001
AMVGI1	1,038,307	15,528
AMVGI4	72,463	50,060
AMVGR4	408,127	225,253
AMVGS4	106,300	11,517
AMVGV2	3,823,898	3,203,162
AMVI4	40,896	5,336
AMVNW1	74,115	1,765
AMVNW2	964,228	368,793
AMVNW4	206,024	191,637
AMVWM1	947,337	18,799
PIVB2	3,125	10,263
PIVMV2	135,440	36,353
PIVSI2	4,341	182
BRVGA1	1,801,225	920,684
BRVHY3	89,001	37,635
BRVHYI	1,758,811	180,278
BRVTR1	394,900	4,282
BRVTR3	164,545	77,048
MLVGA2	138,742	83,893
MLVGA3	45,718	7,229
DCAP	2	1,017
DSIF	2,470,674	2,470,083
DVSCS	336,043	471,074
CLSCV1	43,611	672
CLVGT2	399,655	2,404
CLVLD1	34,501	265
CSCRS	1,378	3,299

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

DWVSVS	269,886	194,812
DFVEA	1,385,044	247,761
DFVGB	5,509,008	2,433,828
DFVGMI	5,764,562	545,274
DFVIPS	1,312,272	924,002
DFVIS	5,728,840	2,543,999
DFVIV	8,266,758	2,405,570
DFVSTF	6,701,521	3,555,197
DFVULV	11,625,347	5,291,662
DFVUTV	7,855,008	5,453,212
DSGIBA	2,190,754	512,545
DSVCGA	3,039,200	625,067
FQB	49,162	38,654
FB2	220,329	135,722
FC2	139,995	50,765
FCP	471,635	5,566
FCS	14,372,504	1,887,891
FDSCS2	379,644	4,096
FEIS	1,378,693	717,954
FEMS	2,836,555	1,053,824
FF10S	79,729	106,660
FF20S	287,492	364,213
FF30S	685,197	513,415
FG2	968,608	55,361
FGO2	72,815	5,980
FGP	457,546	8,924
FGS	38,601,101	4,795,920
FIGBP	226,413	12,543
FIGBP2	93,561	37,164
FIGBS	2,529,951	1,506,398
FMC2	391,571	2,581
FMCS	1,964,044	799,494
FNRS2	3,347,146	3,252,334
FOS	2,122,118	471,667
FRESS	997,118	872,679
FVFRHI	17	619
FVICA2	165,248	20,126
FVSS	3,017	1,047
FVSS2	2,108,197	1,547,675
FEOVF	43,495	2,828
FTVDM2	53,510	28,634
FTVFA1	73,548	78,644
FTVFA2	27,353	237,483
FTVGB1	314,578	300,761
FTVGI2	74,126	18,845
FTVIS1	743,490	630,082
FTVIS2	28,815	20,650
FTVMD1	1,017,066	33,359
FTVSC1	36,905	973
FTVSVI	189,408	291,848
FTVUG1	278,759	4,887
TIF2	100,865	121,278
GVGMNS	21,436	16,843
GVMSAS	175,878	185,497
GVFRB	89,485	33,022
GVTRBE	13,414	6
RBF	66,224	42,414
RBKF	49,941	11,774
RELF	126,389	54,587
RESF	1,393	896

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RHCF	6,317	387
RHYS	1,450	3,557
RINF	7,282	365
ROF	965,851	922,506
RPMF	100,821	93,235
RREF	3,561	-
RTEC	62,738	18,946
RTEL	47,455	823
RTRF	266	23
RUTL	51,198	1,093
RVARS	236,312	292,260
RVLCG	12,305	8,110
RVLCV	868,075	865,906
RVMCG	43,635	42,415
RVMCV	23,212	18,815
RVMFU	77,459	15,871
RVSCG	18,032	1,056
RVSCV	25,393	18,558
ACEG	2,825	1,562
AVMCCI	16,054	22,697
IVBRA1	3,275,922	1,070,220
IVCPBI	60,218	12,320
IVDDI	25,215	9,011
IVRE	1,385	-
OVAG	132,991	151,647
OVGI	-	1,493
OVGS	2,101,429	1,128,575
OVIG	2,230,293	860,812
OVSB	20,474	15,671
OVSC	2,135,216	347,488
WRASP	1,159,246	857,073
WRBDP	222,403	44,017
WRBP	36,917	110,986
WRCEP	460,745	317,599
WRENG	60,786	13,532
WRGNR	156,918	102,393
WRGP	481,519	394,965
WRHIP	544,296	378,451
WRI2P	86,076	80,524
WRIP	1,096,956	136,905
WRLTBP	39,879	8,757
WRMCG	258,199	502,483
WRPAP	228,932	236,583
WRPCP	29,133	82,086
WRPMAP	518,204	581,146
WRPMAV	108,199	51,667
WRPMCP	38,809	146,485
WRPMCV	10	21
WRPMMV	26,628	11,658
WRPMP	563,876	801,876
WRSCP	78,244	183,587
WRSCV	70,660	36,221
WRSTP	234,595	395,104
WRVP	261,109	182,562
JABIN	3,991	1,666
JACAS	741,043	779,761
JAEI	3,538,973	1,285,493
JAFBS	11,826	724
JAGSEI	118,790	26,259
JAGTS	12,157,955	8,646,092

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

JAIG	26,576	972
JAIGS	1,262,435	171,886
JAMGS	6,301,803	299,881
JAWGS	255,064	182,347
JMCVIN	9,950	3,529
LPVCII	1,461,305	25,596
LVCLGI	1,582,936	57,700
SBVSG	17,399	843
SBVSG2	436,794	269,611
LACIP2	12,285,297	574,642
LACIPS	514,187	23,837
LACMV2	4,190,212	164,003
LOVBD	11,384	-
LOVTRC	8,844,507	411,892
MFBIE	522,125	168,717
MFBOV	1,166,003	339,660
MFFCA	2,913,142	2,359,078
MFTCG	1,435,156	1,895,319
MMCGSC	670,817	82,665
MNDIC	217,647	1,304,992
MNDSC	81,367	5,606
MV2IGI	1,866	761
MV2RIS	145,625	5,657
MV3LMI	148,039	2,222
MV3LMS	428,379	396,530
MV3MVI	5,842,534	312,645
MVFIC	7,353,445	1,556,225
MVIGIC	4,669,098	434,148
MVIVIC	1,173,977	733,086
MVIVSC	3,097	1,867
MVUIC	2,204,550	756,810
MGRFV	-	351
DTRTFB	690,865	202,266
DTRTFY	19,050	29,420
EIF	464,727	234,818
GBF	442,114	659,726
GEM	1,542,909	1,326,994
GIG	465,740	126,629
GVAAA2	16,325,077	12,449,419
GVABD2	159,952	108,558
GVAGG2	739,088	941,884
GVAGI2	375,110	458,783
GVAGR2	910,337	870,966
GVDMA	74,124	691,658
GVDMC	86,704	30,514
GVEX1	67,300,125	12,002,928
GVEXD	2,268,192	393,993
GVIDA	35,897	128,249
GVIDC	15,162	41,632
GVIDM	103,259	546,734
GVIX2	624,184	503,947
GVIXY	138,861	22,489
HIBF	426,199	353,546
IDPG	834,415	172,356
IDPGI	376,201	119,937
MCIF	5,006,993	2,012,224
MCIFD	206,229	10,951
MSBF	827,559	305,074
NCPG	1,102,211	534,015
NCPGI	1,888,887	773,891

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NJNDE2	260,469	4,019
NVAMV1	355,314	244,977
NVAMVX	831,219	591,284
NVBX	5,248,403	1,591,845
NVBXD	311,730	16,998
NVCBD1	400,029	222,858
NVCCA1	2,846,710	1,930,056
NVCCAY	1,087,088	55,148
NVCCN1	233,959	177,792
NVCCNY	125,731	16,870
NVCMA1	5,477,107	5,450,558
NVCMAY	1,410,295	398,971
NVCMC1	266,459	340,674
NVCMD1	2,913,634	1,896,489
NVCMDY	784,897	16,200
NVCRA1	6,958,375	3,093,938
NVCRAY	3,784,165	591,851
NVCRB1	939,897	1,261,522
NVCRBY	542,806	8,769
NVDBL2	420	132,447
NVDBLP	1,064,168	2,079,454
NVDCA2	-	2,844
NVDCAP	732,217	2,858,512
NVDMAP	5,057,408	3,123,487
NVDMCP	313,377	164,544
NVFIII	1,614,859	58,778
NVFIY	60,320	96,380
NVGEII	3,317,274	1,132,064
NVGEY	666,171	21,011
NVIDAP	3,895,758	2,261,911
NVIDCP	244,885	348,127
NVIDMP	1,679,044	1,668,970
NVIE6	1,475	29,147
NVIX	3,736,107	1,972,159
NVLCP1	5,573,280	1,326,379
NVLCPY	34,837	34,619
NVMIG1	127,131	359,208
NVMIVX	468,093	151,522
NVMLG1	7,860,320	732,723
NVMM2	396,580	102,366
NVMMG1	218,828	489,777
NVMMG2	18	20
NVMMV1	2,152,517	588,412
NVMMV2	29,594	25,303
NVNMO1	528,895	63,023
NVNSR2	350,823	380,278
NVOLG1	2,366,014	3,318,149
NVRE1	1,418,846	2,602,407
NVSIX2	4,381,658	1,155,419
NVSIXD	457,286	100,948
NVSTB1	1,785,073	666,711
NVSTB2	3,672	1,784
NVTIV3	34,141	33,308
SAM	37,360,236	9,751,452
SAM5	38,099,764	31,789,614
SAMY	11,440,917	5,982,414
SCF	580,537	373,230
SCGF	3,689,866	1,050,561
SCVF	296,341	529,943
TRF	569,312	400,494

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

AMMCGS	7,253	1,229
AMSRS	13,847	32,491
AMTB	59,397	19,729
NASCV	23,558	810
NOTAG1	27,278	88
NOTAG2	3,732,504	312,856
NOTB3	287,125	325,561
NOTBE2	921,828	113,524
NOTC1	8	8
NOTC2	94,548	6,414
NOTG3	462,790	442,606
NOTGR1	35,012	9
NOTGR2	2,641,530	1,093,491
NOTMD1	5,530	8
NOTMD2	555,880	196,747
NOTMG3	331,609	465,451
NOTMR1	8	8
MNCPS2	70,253	15,058
PMVAAA	130,388	32,510
PMVEBA	853	1
PMVFBA	118,189	73,656
PMVHYA	18	-
PMVID	408,206	16,374
PMVLDA	623,998	286,581
PMVRRA	36,007	4,343
PMVRSA	1,322,655	562,458
PMVTRA	78,450	2,675
PVGCBA	4,301	-
PVSTA	825,437	697,914
PVEIIA	3,813,850	493,607
PVIVIA	385,853	119,371
PVNOB	771,839	29,443
ROCMC	40,755	11,352
TRBCG2	19,657	3,023
TREI2	311	1,554
TRHS2	177,037	195,622
TRHSP	7,194,213	7,389,163
TRMCG2	580,206	163,336
VWEM	671	73
VWHA	902,560	1,006,358
VVB	296,105	679,833
VVCG	269,343	184,147
VVDV	50,821	3,559
VVEI	166,876	16,868
VVEIX	693,596	54,787
VVG	388,860	106,990
VVGBI	6,104	3,391
VVHGB	186,313	49,649
VVHYB	18,336	284
VVI	440,002	165,954
VVMA	1,192,575	409,532
VVMCI	188,624	54,662
VVREI	163,020	32,713
VVSTC	32,720	31,556
VVTISI	312,132	17,216
VVTSM	1,081,841	155,388
VRVDRA	92,205	10,945
VRVDRI	685,672	527,283

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2024	0.00%	1,563	$11.79	$18,425	0.00%	5.96%
2023	0.00%	209	11.13	2,323	0.00%	11.27%****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2024	0.00%	7,533	17.93	135,053	1.33%	10.65%
2023	0.00%	7,223	16.20	117,030	0.88%	13.70%
2022	0.00%	6,977	14.25	99,428	2.86%	-18.45%
2021	0.00%	6,143	17.47	107,345	2.01%	9.67%
2020	0.00%	6,303	15.93	100,427	1.51%	5.02%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.00%	14,983	12.28	184,010	1.74%	13.02%
2023	0.00%	375	10.87	4,075	0.00%	12.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.00%	27,717	10.61	294,005	2.32%	4.81%
2023	0.00%	28,604	10.12	289,496	0.76%	14.83%
2022	0.00%	21,884	8.81	192,878	4.04%	-13.79%
2021	0.00%	25,401	10.22	259,700	1.62%	10.85%
2020	0.00%	32,378	9.22	298,621	1.56%	2.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.00%	140,245	38.85	5,448,997	0.88%	10.02%
2023	0.00%	144,681	35.31	5,109,396	1.07%	17.18%
2022	0.00%	146,094	30.14	4,402,896	1.10%	-15.63%
2021	0.00%	146,705	35.72	5,240,302	0.78%	35.95%
2020	0.00%	157,186	26.27	4,130,044	1.05%	3.37%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.00%	378	10.62	4,013	0.64%	9.72%
2023	0.00%	336	9.68	3,248	0.00%	16.86%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2024	0.00%	8,281	13.07	108,275	1.41%	24.34%
2023	0.00%	2,033	10.52	21,382	0.21%	10.51%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	0.00%	4,530	12.77	57,830	0.00%	48.13%
2023	0.00%	514	8.62	4,430	0.00%	43.13%
2022	0.00%	34	6.02	205	0.00%	-36.52%****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.00%	26,938	58.20	1,567,833	0.00%	18.70%
2023	0.00%	30,697	49.03	1,505,106	0.00%	4.11%
2022	0.00%	31,585	47.10	1,487,565	0.00%	-34.42%
2021	0.00%	31,412	71.82	2,255,942	0.00%	7.64%
2020	0.00%	34,815	66.72	2,322,861	0.00%	57.78%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.00%	6,302	17.44	109,933	11.05%	40.60%
2023	0.00%	97	12.41	1,199	2.97%	13.91%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2024	0.00%	71,096	14.90	1,059,367	1.02%	31.96%
2023	0.00%	821	11.29	9,273	0.00%	12.92%****
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2024	0.00%	583,821	12.65	7,382,581	4.02%	16.44%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	3,249	10.86	35,287	0.00%	8.60%****
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2024	0.00%	89	11.47	1,021	2.13%	16.11%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.00%	360,132	13.11	4,719,906	1.75%	18.85%
2023	0.00%	192,164	11.03	2,119,022	2.42%	16.97%
2022	0.00%	65,727	9.43	619,619	2.68%	-1.03%****
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2024	0.00%	10,634	9.18	97,574	4.46%	0.98%
2023	0.00%	1,793	9.09	16,295	13.06%	4.72%
2022	0.00%	125	8.68	1,085	0.00%	-12.75%****
American Funds Insurance Series(R) - Global Growth Fund: Class 1 (AMVGG1)
2024	0.00%	20,982	12.54	263,130	3.12%	13.94%
American Funds Insurance Series(R) - Growth-Income Fund: Class 1 (AMVGI1)
2024	0.00%	78,791	13.80	1,086,940	2.43%	24.54%
2023	0.00%	420	11.08	4,654	0.00%	10.77%****
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2024	0.00%	11,135	13.10	145,922	0.94%	23.92%
2023	0.00%	9,618	10.58	101,709	1.61%	25.82%
2022	0.00%	2,297	8.40	19,305	0.90%	-16.71%****
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2024	0.00%	24,964	12.22	305,016	0.18%	31.30%
2023	0.00%	6,950	9.31	64,673	0.20%	38.14%
2022	0.00%	159	6.74	1,071	0.00%	-30.11%****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.00%	18,908	7.66	144,927	0.73%	2.12%
2023	0.00%	6,973	7.51	52,341	0.02%	15.79%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2024	0.00%	75,474	10.14	765,265	2.34%	0.75%
2023	0.00%	7,496	10.06	75,444	5.45%	0.64%****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.00%	14,015	8.97	125,674	1.13%	2.93%
2023	0.00%	10,344	8.71	90,113	1.81%	15.56%
2022	0.00%	144	7.54	1,086	0.00%	-21.02%****
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2024	0.00%	5,817	11.57	67,323	4.82%	6.86%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2024	0.00%	322,865	15.22	4,912,816	1.46%	6.56%
2023	0.00%	289,193	14.28	4,129,705	1.55%	16.00%
2022	0.00%	253,611	12.31	3,122,188	1.60%	-22.10%
2021	0.00%	127,914	15.80	2,021,382	0.94%	4.92%
2020	0.00%	89,545	15.06	1,348,673	0.07%	23.58%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.00%	38,294	9.24	354,023	1.26%	6.33%
2023	0.00%	37,890	8.69	329,433	2.30%	15.67%
2022	0.00%	1,713	7.52	12,876	0.79%	-22.25%****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 1 (AMVWM1)
2024	0.00%	73,493	13.05	959,103	3.88%	19.40%
2023	0.00%	431	10.93	4,706	0.00%	9.30%****
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2023	0.00%	796	9.08	7,222	2.84%	6.70%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	0.00%	20,501	11.85	242,945	1.76%	10.64%
2023	0.00%	12,889	10.71	138,048	1.83%	12.20%
2022	0.00%	1,035	9.55	9,880	0.00%	-5.89%****
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2024	0.00%	822	9.74	8,006	4.05%	3.86%
2023	0.00%	407	9.38	3,823	3.52%	8.07%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2024	0.00%	752,732	20.81	15,660,795	1.37%	9.23%
2023	0.00%	767,303	19.05	14,614,553	2.29%	12.83%
2022	0.00%	764,997	16.88	12,913,989	0.00%	-15.86%
2021	0.00%	774,880	20.06	15,546,250	0.92%	6.67%
2020	0.00%	765,348	18.81	14,394,320	1.28%	21.01%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.00%	34,770	10.91	379,257	6.60%	7.85%
2023	0.00%	32,065	10.11	324,276	5.73%	12.94%
2022	0.00%	594	8.95	5,319	3.78%	-10.56%****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2024	0.00%	438,309	14.41	6,315,976	6.74%	8.26%
2023	0.00%	351,290	13.31	4,675,629	6.55%	13.21%
2022	0.00%	383,258	11.76	4,505,954	5.15%	-10.35%
2021	0.00%	299,196	13.11	3,923,728	4.35%	5.34%
2020	0.00%	201,810	12.45	2,512,430	4.76%	7.27%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2024	0.00%	35,851	10.75	385,378	3.74%	1.38%
2023	0.00%	2	10.60	23	0.00%	6.02%****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.00%	16,430	9.08	149,159	3.94%	1.14%
2023	0.00%	7,218	8.98	64,789	3.09%	5.42%
2022	0.00%	692	8.51	5,892	1.57%	-14.28%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2024	0.00%	54,689	28.16	1,539,945	1.23%	9.09%
2023	0.00%	56,959	25.81	1,470,279	2.07%	12.60%
2022	0.00%	61,279	22.93	1,404,832	0.00%	-15.99%
2021	0.00%	62,887	27.29	1,716,048	0.77%	6.55%
2020	0.00%	65,109	25.61	1,667,468	1.11%	20.80%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.00%	4,518	10.13	45,773	1.69%	8.93%
2023	0.00%	870	9.30	8,094	0.63%	12.49%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	55,964	43.13	2,413,926	0.78%	23.69%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.00%	403,793	69.26	27,966,252	1.16%	24.66%
2023	0.00%	435,334	55.56	24,186,162	1.43%	25.93%
2022	0.00%	431,074	44.12	19,018,438	1.34%	-18.32%
2021	0.00%	451,317	54.01	24,376,852	1.14%	28.41%
2020	0.00%	473,165	42.06	19,902,389	1.58%	18.01%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.00%	109,237	52.39	5,723,156	1.12%	7.96%
2023	0.00%	115,509	48.53	5,605,630	1.06%	15.39%
2022	0.00%	119,301	42.06	5,017,625	0.92%	-16.65%
2021	0.00%	123,569	50.46	6,235,250	0.69%	26.14%
2020	0.00%	143,928	40.00	5,757,402	1.09%	10.64%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2024	0.00%	3,968	12.54	49,748	0.14%	8.87%
2023	0.00%	201	11.52	2,316	0.00%	15.17%****
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.00%	37,808	13.08	494,495	0.00%	26.58%
2023	0.00%	5,072	10.33	52,408	0.00%	44.87%
2022	0.00%	41	7.13	292	0.00%	-31.86%****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2024	0.00%	3,162	10.82	34,206	1.67%	4.75%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2023	0.00%	194	10.28	1,992	0.00%	-9.11%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	91,808	26.37	2,420,871	0.99%	11.02%
2023	0.00%	93,128	23.75	2,211,941	0.62%	9.10%
2022	0.00%	96,711	21.77	2,105,537	0.50%	-12.36%
2021	0.00%	104,562	24.84	2,597,399	0.64%	34.01%
2020	0.00%	136,970	18.54	2,538,867	1.08%	-2.18%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2024	0.00%	166,187	11.94	1,984,245	2.77%	15.10%
2023	0.00%	73,977	10.37	767,406	3.05%	20.14%
2022	0.00%	15,408	8.63	133,036	1.92%	-13.68%****
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2024	0.00%	2,187,100	12.27	26,845,916	5.09%	5.38%
2023	0.00%	2,036,887	11.65	23,724,635	4.01%	5.05%
2022	0.00%	1,904,466	11.09	21,115,329	1.60%	-6.33%
2021	0.00%	1,868,950	11.84	22,122,759	0.78%	-1.04%
2020	0.00%	1,607,313	11.96	19,225,735	0.03%	1.46%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.00%	713,342	17.45	12,448,156	3.29%	11.99%
2023	0.00%	422,036	15.58	6,576,215	2.98%	14.72%
2022	0.00%	324,979	13.58	4,413,949	1.79%	-10.96%
2021	0.00%	363,149	15.25	5,539,353	1.60%	14.20%
2020	0.00%	295,982	13.36	3,953,284	1.38%	11.29%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2024	0.00%	515,888	12.07	6,227,610	2.90%	1.88%
2023	0.00%	497,770	11.85	5,897,771	4.11%	4.02%
2022	0.00%	444,633	11.39	5,064,622	9.47%	-12.45%
2021	0.00%	338,091	13.01	4,398,715	5.28%	5.58%
2020	0.00%	223,212	12.32	2,750,608	1.25%	11.72%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2024	0.00%	1,615,684	22.35	36,109,925	3.55%	3.82%
2023	0.00%	1,573,628	21.53	33,876,796	3.28%	14.11%
2022	0.00%	1,528,029	18.87	28,827,358	2.78%	-17.64%
2021	0.00%	1,284,823	22.91	29,431,864	2.65%	14.56%
2020	0.00%	1,254,355	20.00	25,080,927	2.16%	9.41%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.00%	2,188,868	21.20	46,398,823	4.17%	6.62%
2023	0.00%	2,044,773	19.88	40,652,269	5.00%	17.86%
2022	0.00%	1,959,189	16.87	33,048,578	4.20%	-3.46%
2021	0.00%	1,807,763	17.47	31,586,157	4.23%	18.11%
2020	0.00%	1,700,699	14.79	25,158,296	2.58%	-1.76%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2024	0.00%	2,092,379	11.78	24,642,573	5.11%	5.48%
2023	0.00%	1,920,204	11.16	21,439,067	3.86%	4.98%
2022	0.00%	1,812,290	10.64	19,274,085	1.26%	-1.16%
2021	0.00%	1,916,380	10.76	20,619,547	0.01%	-0.19%
2020	0.00%	1,688,867	10.78	18,206,130	0.59%	0.60%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2024	0.00%	1,460,603	37.93	55,406,950	2.10%	13.38%
2023	0.00%	1,474,775	33.46	49,340,795	2.37%	10.92%
2022	0.00%	1,364,540	30.16	41,157,601	2.31%	-4.88%
2021	0.00%	1,315,343	31.71	41,708,326	1.81%	27.04%
2020	0.00%	1,295,368	24.96	32,333,282	2.35%	-1.37%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2024	0.00%	1,051,996	40.23	42,316,956	1.44%	8.14%
2023	0.00%	1,079,629	37.20	40,160,240	1.68%	20.03%
2022	0.00%	986,579	30.99	30,574,058	1.35%	-4.21%
2021	0.00%	954,848	32.35	30,892,360	1.49%	39.68%
2020	0.00%	1,015,289	23.16	23,516,424	1.81%	3.98%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	649,972	17.23	11,199,080	3.36%	9.10%
2023	0.00%	570,591	15.79	9,011,191	3.02%	14.89%
2022	0.00%	452,861	13.75	6,224,838	2.69%	-14.98%
2021	0.00%	313,589	16.17	5,070,036	2.08%	10.95%
2020	0.00%	208,291	14.57	3,035,107	2.86%	8.28%
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2024	0.00%	313,869	30.35	9,524,904	0.18%	26.62%
2023	0.00%	246,208	23.97	5,900,961	0.07%	38.57%
2022	0.00%	197,542	17.30	3,416,617	0.08%	-30.74%
2021	0.00%	129,908	24.97	3,243,957	0.18%	22.78%
2020	0.00%	73,954	20.34	1,504,121	0.41%	39.04%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.00%	30,630	19.80	606,485	2.96%	3.89%
2023	0.00%	30,969	19.06	590,261	2.74%	6.14%
2022	0.00%	32,738	17.96	587,892	2.54%	-9.28%
2021	0.00%	28,072	19.79	555,645	2.43%	-1.40%
2020	0.00%	31,213	20.07	626,560	2.89%	8.12%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.00%	17,164	11.43	196,208	1.67%	15.63%
2023	0.00%	9,624	9.89	95,144	1.24%	21.23%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.00%	13,725	13.12	180,088	0.03%	33.45%
2023	0.00%	7,960	9.83	78,265	0.38%	33.12%
2022	0.00%	1,253	7.39	9,255	0.29%	-26.49%****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Initial Class (FCP)
2024	0.00%	31,103	14.56	452,724	0.39%	33.79%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class (FCS)
2024	0.00%	1,461,029	24.29	35,486,078	0.10%	33.63%
2023	0.00%	1,072,318	18.18	19,489,895	0.45%	33.34%
2022	0.00%	867,405	13.63	11,823,657	0.46%	-26.38%
2021	0.00%	667,616	18.52	12,361,622	0.04%	27.71%
2020	0.00%	450,346	14.50	6,529,409	0.16%	30.43%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2024	0.00%	36,833	10.76	396,234	2.25%	16.57%
2023	0.00%	220	9.23	2,035	0.59%	20.67%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.00%	311,853	44.04	13,733,205	1.72%	15.24%
2023	0.00%	320,173	38.21	12,234,476	1.87%	10.53%
2022	0.00%	328,390	34.57	11,352,587	1.83%	-5.09%
2021	0.00%	328,816	36.42	11,976,681	1.86%	24.83%
2020	0.00%	295,420	29.18	8,620,144	1.76%	6.55%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2024	0.00%	852,263	13.26	11,299,469	1.41%	9.87%
2023	0.00%	726,709	12.07	8,769,077	2.27%	9.61%
2022	0.00%	607,379	11.01	6,686,608	1.81%	-20.26%
2021	0.00%	471,434	13.81	6,508,570	2.41%	-2.28%
2020	0.00%	264,410	14.13	3,735,702	0.87%	31.17%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.00%	55,836	27.77	1,550,732	3.47%	5.26%
2023	0.00%	58,858	26.38	1,552,945	3.76%	9.28%
2022	0.00%	61,028	24.15	1,473,539	2.08%	-13.57%
2021	0.00%	64,020	27.94	1,788,407	0.95%	5.79%
2020	0.00%	65,894	26.41	1,739,973	1.20%	12.39%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.00%	108,147	32.79	3,545,997	2.79%	7.55%
2023	0.00%	116,912	30.49	3,564,262	3.13%	12.34%
2022	0.00%	121,493	27.14	3,297,109	2.02%	-15.83%
2021	0.00%	123,004	32.24	3,965,895	1.07%	9.47%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	100,177	29.45	2,950,573	1.14%	14.92%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.00%	296,875	38.60	11,458,194	2.20%	9.34%
2023	0.00%	299,448	35.30	10,569,963	2.38%	14.56%
2022	0.00%	308,760	30.81	9,513,825	1.85%	-16.94%
2021	0.00%	314,208	37.10	11,656,900	1.02%	12.24%
2020	0.00%	308,413	33.05	10,194,079	1.23%	16.76%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.00%	93,062	13.04	1,213,965	0.00%	30.07%
2023	0.00%	36,554	10.03	366,586	0.00%	35.89%
2022	0.00%	7	7.38	52	0.63%	-24.64%****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2024	0.00%	5,795	11.54	66,847	0.00%	38.56%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	0.00%	27,825	14.52	403,982	0.00%	30.39%
2023	0.00%	874	11.13	9,734	0.01%	11.35%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.00%	1,119,756	97.99	109,730,277	0.00%	30.27%
2023	0.00%	1,001,594	75.23	75,347,140	0.04%	36.09%
2022	0.00%	887,957	55.28	49,082,343	0.52%	-24.52%
2021	0.00%	876,545	73.24	64,193,855	0.00%	23.08%
2020	0.00%	763,199	59.50	45,411,207	0.06%	43.75%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2024	0.00%	19,354	10.80	209,032	5.37%	1.79%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.00%	13,335	9.29	123,817	3.80%	1.50%
2023	0.00%	7,648	9.15	69,965	3.20%	6.00%
2022	0.00%	3,924	8.63	33,864	2.23%	-13.21%****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.00%	457,194	18.81	8,599,726	3.52%	1.62%
2023	0.00%	417,212	18.51	7,722,259	2.85%	6.12%
2022	0.00%	368,895	17.44	6,434,165	2.22%	-13.03%
2021	0.00%	390,307	20.05	7,827,146	1.98%	-0.72%
2020	0.00%	353,680	20.20	7,144,321	2.28%	9.25%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2024	0.00%	34,003	11.24	382,305	0.97%	17.18%
2023	0.00%	1,846	9.60	17,709	0.56%	14.80%
2022	0.00%	454	8.36	3,795	0.53%	-14.97%****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.00%	200,425	60.44	12,114,642	0.47%	17.35%
2023	0.00%	207,578	51.51	10,691,585	0.52%	15.00%
2022	0.00%	214,913	44.79	9,625,296	0.40%	-14.85%
2021	0.00%	244,040	52.60	12,836,592	0.52%	25.51%
2020	0.00%	257,638	41.91	10,797,837	0.56%	18.04%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.00%	401,908	29.82	11,984,646	2.12%	4.02%
2023	0.00%	407,668	28.67	11,686,543	2.40%	0.70%
2022	0.00%	432,290	28.47	12,306,164	2.22%	62.87%
2021	0.00%	469,829	17.48	8,212,104	2.29%	54.83%
2020	0.00%	568,083	11.29	6,413,237	2.75%	-32.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.00%	597,572	16.69	9,976,285	1.69%	4.95%
2023	0.00%	537,619	15.91	8,551,696	1.05%	20.41%
2022	0.00%	446,760	13.21	5,901,956	1.09%	-24.58%
2021	0.00%	350,086	17.52	6,132,392	0.42%	19.57%
2020	0.00%	389,820	14.65	5,710,663	0.36%	15.49%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2024	0.00%	417,209	13.17	5,496,292	4.10%	6.38%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	423,044	12.38	5,239,151	2.50%	11.09%
2022	0.00%	375,811	11.15	4,189,647	1.39%	-27.62%
2021	0.00%	323,139	15.40	4,976,830	1.12%	38.86%
2020	0.00%	230,628	11.09	2,557,992	2.35%	-6.61%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.00%	56	10.78	600	27.22%	7.82%****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2024	0.00%	16,348	9.91	162,009	1.05%	7.92%
2023	0.00%	1,736	9.18	15,939	0.17%	27.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.00%	259	51.43	13,319	0.94%	9.27%
2023	0.00%	259	47.06	12,173	1.11%	20.77%
2022	0.00%	272	38.97	10,599	1.02%	-7.19%
2021	0.00%	303	41.99	12,723	1.47%	33.48%
2020	0.00%	325	31.46	10,224	1.22%	8.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.00%	103,885	12.76	1,326,006	0.90%	9.16%
2023	0.00%	73,314	11.69	857,257	1.21%	20.61%
2022	0.00%	21,077	9.70	204,343	1.40%	-3.05%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2024	0.00%	6,253	10.62	66,408	2.42%	6.10%
2023	0.00%	2,617	10.01	26,191	0.00%	10.08%
2022	0.00%	114	9.09	1,037	0.00%	-8.17%****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.00%	26,363	13.94	367,383	3.83%	7.67%
2023	0.00%	25,747	12.94	333,250	2.15%	12.62%
2022	0.00%	26,712	11.49	306,994	2.61%	-21.98%
2021	0.00%	26,242	14.73	386,574	0.87%	-5.74%
2020	0.00%	23,110	15.63	361,166	4.18%	17.18%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2024	0.00%	24,913	23.79	592,628	2.29%	9.33%
2023	0.00%	25,564	21.76	556,181	1.70%	14.77%
2022	0.00%	23,328	18.96	442,242	2.00%	-15.68%
2021	0.00%	24,697	22.48	555,243	1.90%	11.81%
2020	0.00%	24,760	20.11	497,851	1.77%	12.19%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.00%	57,175	23.32	1,333,559	1.90%	9.15%
2023	0.00%	67,575	21.37	1,444,001	1.44%	14.61%
2022	0.00%	68,225	18.64	1,272,019	1.63%	-16.00%
2021	0.00%	68,897	22.20	1,529,220	1.72%	11.68%
2020	0.00%	69,652	19.87	1,384,263	1.47%	11.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2024	0.00%	389,093	9.38	3,650,721	0.00%	-11.13%
2023	0.00%	387,008	10.56	4,085,807	0.00%	3.19%
2022	0.00%	403,802	10.23	4,131,161	0.00%	-4.85%
2021	0.00%	428,387	10.75	4,605,982	0.00%	-4.62%
2020	0.00%	474,728	11.27	5,351,693	8.36%	-5.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.00%	88,970	8.21	730,748	0.00%	-11.37%
2023	0.00%	82,608	9.27	765,540	0.00%	2.88%
2022	0.00%	88,564	9.01	797,725	0.00%	-4.95%
2021	0.00%	92,717	9.48	878,628	0.00%	-4.99%
2020	0.00%	99,586	9.97	993,316	8.48%	-5.28%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2024	0.00%	212,972	21.90	4,663,831	5.09%	7.46%
2023	0.00%	219,388	20.38	4,470,856	5.12%	8.87%
2022	0.00%	227,697	18.72	4,262,068	5.09%	-5.24%
2021	0.00%	229,740	19.75	4,537,939	4.58%	17.00%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	213,049	16.88	3,596,642	6.00%	0.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.00%	16,367	28.72	470,144	5.18%	7.20%
2023	0.00%	17,010	26.79	455,779	4.57%	8.62%
2022	0.00%	24,446	24.67	603,019	4.89%	-5.47%
2021	0.00%	26,436	26.10	689,869	4.65%	16.75%
2020	0.00%	27,159	22.35	607,032	5.73%	0.69%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)
2024	0.00%	89,982	10.30	927,246	2.12%	3.05%****
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	1,015	41.19	41,808	1.35%	16.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)
2024	0.00%	3,188	11.08	35,321	0.00%	10.79%****
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2024	0.00%	63,587	50.72	3,225,065	1.10%	12.01%
2023	0.00%	67,628	45.28	3,062,216	0.74%	13.02%
2022	0.00%	72,766	40.06	2,915,257	1.22%	-9.82%
2021	0.00%	76,985	44.42	3,419,989	1.12%	25.67%
2020	0.00%	83,440	35.35	2,949,607	1.71%	5.41%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)
2024	0.00%	26,034	10.41	270,887	0.00%	4.05%****
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2024	0.00%	48,452	11.05	535,572	2.38%	-1.00%
2023	0.00%	51,630	11.17	576,451	3.46%	20.76%
2022	0.00%	46,421	9.25	429,205	3.02%	-7.61%
2021	0.00%	51,135	10.01	511,707	1.89%	4.16%
2020	0.00%	62,081	9.61	596,441	3.51%	-1.16%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	0.00%	6,992	18.30	127,943	3.18%	11.76%
2023	0.00%	6,926	16.37	113,396	1.71%	15.57%
2022	0.00%	7,798	14.17	110,474	0.00%	-19.16%
2021	0.00%	6,788	17.53	118,961	0.00%	16.17%
2020	0.00%	6,536	15.09	98,599	0.29%	4.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.00%	44,994	12.02	540,751	2.58%	3.29%
2023	0.00%	47,031	11.64	547,255	6.52%	7.77%
2022	0.00%	50,299	10.80	543,083	4.07%	-6.54%
2021	0.00%	41,081	11.55	474,576	2.27%	4.84%
2020	0.00%	9,141	11.02	100,728	2.38%	6.72%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2024	0.00%	6,832	11.79	80,583	7.17%	6.83%
2023	0.00%	2,209	11.04	24,391	2.84%	11.12%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2024	0.00%	1,436	9.19	13,194	0.00%	3.09%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	0.00%	6,140	8.64	53,059	0.00%	-1.40%
2023	0.00%	4,286	8.76	37,569	0.00%	5.53%
Rydex Variable Trust - Banking Fund (RBKF)
2024	0.00%	4,375	10.05	43,978	0.00%	23.11%
Rydex Variable Trust - Electronics Fund (RELF)
2024	0.00%	5,573	12.32	68,640	0.00%	16.13%
2023	0.00%	109	10.60	1,158	0.00%	54.75%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	0.00%	159	11.74	1,866	0.00%	-7.90%
2023	0.00%	121	12.75	1,547	0.00%	4.44%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	0.00%	608	9.46	5,750	0.00%	0.14%
2023	0.00%	40	9.44	378	0.00%	5.03%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2023	0.00%	204	9.92	2,023	0.00%	12.69%
Rydex Variable Trust - Internet Fund (RINF)
2024	0.00%	847	8.95	7,583	0.00%	23.40%
2022	0.00%	2,353	4.92	11,581	0.00%	-44.84%****
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	0.00%	4,797	12.45	59,720	0.30%	23.91%
2023	0.00%	821	10.05	8,248	0.00%	53.22%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	0.00%	842	9.83	8,284	0.31%	8.12%
2023	0.00%	121	9.10	1,105	0.09%	3.83%
Rydex Variable Trust - Real Estate Fund (RREF)
2024	0.00%	391	8.72	3,407	0.00%	5.03%
Rydex Variable Trust - Technology Fund (RTEC)
2024	0.00%	4,449	11.51	51,194	0.00%	23.97%
2023	0.00%	338	9.28	3,136	0.00%	49.01%
2022	0.00%	12	6.23	75	0.00%	-36.25%****
Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	0.00%	4,916	9.11	44,787	0.08%	15.73%
2023	0.00%	47	7.87	368	0.00%	6.30%
Rydex Variable Trust - Transportation Fund (RTRF)
2024	0.00%	67	7.79	525	0.22%	1.56%
2023	0.00%	35	7.67	269	0.00%	24.49%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	0.00%	4,327	11.94	51,673	0.31%	19.86%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.00%	81,287	12.36	1,004,423	5.09%	-3.66%
2023	0.00%	89,916	12.83	1,153,252	2.83%	4.37%
2022	0.00%	93,779	12.29	1,152,453	1.18%	-3.40%
2021	0.00%	86,802	12.72	1,104,243	0.00%	8.10%
2020	0.00%	74,972	11.77	882,247	1.29%	7.39%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	0.00%	1,143	9.39	10,738	0.09%	26.67%
2023	0.00%	541	7.42	4,016	0.00%	6.47%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	0.00%	837	11.44	9,574	1.34%	10.84%
2023	0.00%	386	10.32	3,988	0.00%	6.29%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	0.00%	352	12.41	4,374	0.01%	4.42%
2023	0.00%	7	11.89	83	0.00%	27.83%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2024	0.00%	5,040	11.38	57,374	3.34%	0.37%
2023	0.00%	43	11.34	490	0.00%	3.80%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	0.00%	1,965	8.37	16,450	0.00%	8.19%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	0.00%	610	10.63	6,481	0.00%	3.74%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.00%	3,399	55.72	189,361	0.00%	34.89%
2023	0.00%	3,374	41.31	139,357	0.00%	40.93%
2022	0.00%	3,412	29.31	100,007	0.00%	-31.11%
2021	0.00%	3,417	42.55	145,388	0.00%	11.93%
2020	0.00%	820	38.01	31,172	0.08%	42.35%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2024	0.00%	13,343	29.09	388,121	0.33%	17.07%
2023	0.00%	13,930	24.85	346,120	0.30%	14.47%
2022	0.00%	13,437	21.71	291,670	0.33%	-14.26%
2021	0.00%	16,067	25.32	406,762	0.51%	23.24%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	16,806	20.54	345,227	0.67%	9.25%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2024	0.00%	1,007,440	15.02	15,128,607	6.45%	3.88%
2023	0.00%	924,895	14.46	13,370,437	0.00%	6.63%
2022	0.00%	842,308	13.56	11,419,026	7.83%	-14.35%
2021	0.00%	714,548	15.83	11,310,265	3.33%	9.54%
2020	0.00%	647,561	14.45	9,356,869	8.47%	10.22%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2024	0.00%	10,772	9.29	100,095	4.24%	3.06%
2023	0.00%	5,805	9.02	52,341	2.64%	6.14%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	0.00%	8,140	12.22	99,512	2.08%	13.22%
2023	0.00%	7,296	10.80	78,773	2.58%	9.04%
2022	0.00%	1,973	9.90	19,536	1.90%	-1.68%****
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	0.00%	170	8.30	1,412	2.58%	-1.80%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.00%	39,202	17.13	671,609	0.00%	24.23%
2023	0.00%	40,578	13.79	559,588	0.00%	13.15%
2022	0.00%	43,041	12.19	524,565	0.00%	-30.98%
2021	0.00%	41,386	17.66	730,812	0.00%	19.10%
2020	0.00%	25,773	14.83	382,128	0.00%	48.27%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	116,043	37.68	4,372,189	1.50%	13.94%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.00%	243,290	38.52	9,372,531	0.00%	16.07%
2023	0.00%	229,635	33.19	7,621,885	0.24%	34.73%
2022	0.00%	217,681	24.63	5,362,486	0.00%	-31.76%
2021	0.00%	194,708	36.10	7,029,432	0.00%	15.49%
2020	0.00%	178,943	31.26	5,593,823	0.70%	27.64%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.00%	702,373	14.01	9,839,364	0.67%	-1.67%
2023	0.00%	661,870	14.25	9,429,509	0.62%	21.06%
2022	0.00%	580,742	11.77	6,834,285	0.00%	-27.13%
2021	0.00%	471,376	16.15	7,612,456	0.00%	10.22%
2020	0.00%	460,143	14.65	6,742,032	1.04%	21.50%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.00%	34,097	12.17	415,024	3.09%	3.16%
2023	0.00%	34,744	11.80	409,951	0.00%	8.88%
2022	0.00%	34,442	10.84	373,229	0.00%	-11.46%
2021	0.00%	33,822	12.24	413,952	3.98%	-3.41%
2020	0.00%	45,398	12.67	575,265	5.94%	3.40%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.00%	138,484	58.97	8,166,600	0.00%	12.68%
2023	0.00%	112,468	52.33	5,885,792	1.22%	18.13%
2022	0.00%	97,187	44.30	4,305,563	0.56%	-15.83%
2021	0.00%	78,232	52.64	4,117,832	0.38%	22.55%
2020	0.00%	69,816	42.95	2,998,581	0.63%	19.93%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.00%	525,323	22.69	11,921,088	1.93%	12.44%
2023	0.00%	541,563	20.18	10,930,161	2.13%	13.94%
2022	0.00%	572,243	17.71	10,136,738	1.61%	-14.74%
2021	0.00%	570,013	20.78	11,842,839	1.62%	10.44%
2020	0.00%	586,496	18.81	11,033,225	2.07%	13.88%
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
2024	0.00%	66,837	16.32	1,090,473	3.00%	2.45%
2023	0.00%	57,431	15.93	914,631	2.68%	7.17%
2022	0.00%	59,877	14.86	889,771	2.42%	-15.79%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	59,357	17.65	1,047,421	1.97%	-0.85%
2020	0.00%	54,657	17.80	972,713	2.43%	10.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
2024	0.00%	28,650	34.18	979,176	1.29%	15.60%
2023	0.00%	31,236	29.57	923,542	0.75%	16.03%
2022	0.00%	32,093	25.48	817,793	1.11%	-16.06%
2021	0.00%	30,636	30.36	930,023	0.98%	15.97%
2020	0.00%	30,083	26.18	787,505	1.40%	14.11%
Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)
2024	0.00%	32,829	60.59	1,989,011	0.35%	25.69%
2023	0.00%	33,704	48.21	1,624,748	0.38%	23.52%
2022	0.00%	36,215	39.03	1,413,365	0.22%	-17.33%
2021	0.00%	35,217	47.21	1,662,469	0.54%	28.94%
2020	0.00%	37,667	36.61	1,379,032	0.53%	21.52%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2024	0.00%	52,396	8.19	429,329	2.93%	-5.60%
2023	0.00%	48,220	8.68	418,529	3.35%	4.02%
2022	0.00%	48,553	8.34	405,154	2.82%	50.47%
2021	0.00%	59,712	5.55	331,141	1.48%	42.00%
2020	0.00%	66,753	3.91	260,703	2.09%	-36.83%
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
2024	0.00%	97,783	7.05	689,258	5.31%	-0.58%
2023	0.00%	94,915	7.09	672,968	2.47%	1.59%
2022	0.00%	97,808	6.98	682,655	1.64%	17.78%
2021	0.00%	122,181	5.93	724,063	1.60%	26.68%
2020	0.00%	122,569	4.68	573,394	2.25%	-11.99%
Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)
2024	0.00%	33,227	73.72	2,449,672	0.00%	23.90%
2023	0.00%	36,290	59.51	2,159,451	0.00%	37.92%
2022	0.00%	37,797	43.14	1,630,734	0.00%	-27.19%
2021	0.00%	38,023	59.26	2,253,127	0.00%	30.03%
2020	0.00%	38,644	45.57	1,761,130	0.00%	30.55%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.00%	129,976	28.39	3,690,476	6.44%	6.19%
2023	0.00%	132,227	26.74	3,535,383	6.50%	11.75%
2022	0.00%	146,984	23.93	3,516,680	6.60%	-10.97%
2021	0.00%	145,101	26.87	3,899,203	5.78%	6.06%
2020	0.00%	138,235	25.34	3,502,399	7.25%	6.03%
Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)
2024	0.00%	39,780	20.39	811,029	1.26%	3.79%
2023	0.00%	40,021	19.64	786,143	1.58%	15.63%
2022	0.00%	41,333	16.99	702,199	2.24%	-14.30%
2021	0.00%	41,087	19.82	814,501	1.03%	14.18%
2020	0.00%	41,819	17.36	726,079	2.42%	7.19%
Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)
2024	0.00%	67,218	31.52	2,118,813	1.07%	17.08%
2023	0.00%	35,435	26.92	953,980	0.08%	19.99%
2022	0.00%	37,096	22.44	832,354	0.81%	-17.56%
2021	0.00%	43,856	27.22	1,193,660	0.05%	17.86%
2020	0.00%	45,830	23.09	1,058,339	0.39%	20.58%
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)
2024	0.00%	29,242	12.60	368,437	4.52%	4.33%
2023	0.00%	28,014	12.08	338,306	1.69%	4.84%
2022	0.00%	27,541	11.52	317,242	1.16%	-4.30%
2021	0.00%	17,479	12.04	210,386	1.55%	-0.49%
2020	0.00%	14,650	12.10	177,200	3.06%	4.14%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.00%	47,948	57.31	2,747,859	0.00%	2.20%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	53,460	56.07	2,997,688	0.00%	19.61%
2022	0.00%	56,612	46.88	2,653,883	0.00%	-30.79%
2021	0.00%	104,432	67.74	7,073,869	0.00%	16.36%
2020	0.00%	65,426	58.22	3,808,797	0.00%	49.00%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)
2024	0.00%	51,003	35.59	1,815,293	1.16%	10.99%
2023	0.00%	52,198	32.07	1,673,849	5.94%	17.46%
2022	0.00%	57,419	27.30	1,567,540	1.98%	-16.68%
2021	0.00%	57,842	32.77	1,895,277	1.62%	18.93%
2020	0.00%	55,716	27.55	1,534,978	1.43%	15.70%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)
2024	0.00%	15,487	23.63	365,908	1.71%	8.05%
2023	0.00%	18,347	21.87	401,205	4.17%	12.42%
2022	0.00%	18,464	19.45	359,165	2.77%	-14.00%
2021	0.00%	18,730	22.62	423,632	1.78%	10.18%
2020	0.00%	17,834	20.53	366,104	1.70%	12.67%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)
2024	0.00%	337,579	32.14	10,848,693	1.47%	10.22%
2023	0.00%	343,779	29.16	10,023,357	5.89%	16.43%
2022	0.00%	339,030	25.04	8,489,879	2.39%	-15.83%
2021	0.00%	339,169	29.75	10,090,397	1.88%	16.88%
2020	0.00%	345,752	25.45	8,800,576	1.73%	15.12%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)
2024	0.00%	31,026	18.89	586,015	1.22%	8.73%
2023	0.00%	28,313	17.37	491,849	5.27%	15.34%
2022	0.00%	27,811	15.06	418,876	1.84%	-13.94%
2021	0.00%	26,359	17.50	461,322	1.47%	15.24%
2020	0.00%	25,572	15.19	388,352	1.27%	9.71%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)
2024	0.00%	25,689	26.35	676,940	1.54%	8.60%
2023	0.00%	30,485	24.27	739,739	4.80%	13.92%
2022	0.00%	29,887	21.30	636,605	2.79%	-14.67%
2021	0.00%	37,297	24.96	930,974	1.99%	12.37%
2020	0.00%	35,370	22.21	785,679	1.83%	13.52%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)
2024	0.00%	48	16.50	798	1.26%	7.07%
2023	0.00%	50	15.41	766	4.25%	12.61%
2022	0.00%	52	13.69	712	4.98%	-12.74%
2021	0.00%	54	15.68	847	1.57%	10.72%
2020	0.00%	56	14.17	793	1.81%	9.61%****
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)
2024	0.00%	21,426	17.71	379,389	1.34%	7.92%
2023	0.00%	20,867	16.41	342,386	4.66%	14.02%
2022	0.00%	20,602	14.39	296,479	2.97%	-13.17%
2021	0.00%	20,507	16.57	339,859	1.58%	12.99%
2020	0.00%	20,355	14.67	298,559	1.35%	9.07%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)
2024	0.00%	217,138	29.06	6,309,868	1.55%	9.27%
2023	0.00%	229,043	26.59	6,091,083	5.47%	15.28%
2022	0.00%	235,282	23.07	5,427,458	2.56%	-15.22%
2021	0.00%	240,213	27.21	6,535,894	1.94%	14.66%
2020	0.00%	236,176	23.73	5,604,502	1.80%	14.35%
Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)
2024	0.00%	39,603	35.10	1,390,160	0.00%	14.26%
2023	0.00%	42,438	30.72	1,303,757	0.00%	13.04%
2022	0.00%	42,833	27.18	1,164,133	0.00%	-26.77%
2021	0.00%	40,307	37.11	1,495,891	0.93%	3.99%
2020	0.00%	42,296	35.69	1,509,499	0.00%	37.66%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)
2024	0.00%	10,983	43.12	473,643	0.29%	14.26%
2023	0.00%	10,323	37.74	389,627	0.21%	15.66%
2022	0.00%	10,880	32.63	355,037	0.00%	-14.81%
2021	0.00%	11,135	38.30	426,517	0.00%	20.78%
2020	0.00%	12,225	31.71	387,701	0.00%	7.02%
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
2024	0.00%	42,681	82.90	3,538,447	0.00%	30.59%
2023	0.00%	45,936	63.48	2,916,149	0.00%	39.06%
2022	0.00%	47,081	45.65	2,149,285	0.00%	-31.84%
2021	0.00%	46,831	66.98	3,136,556	0.00%	15.17%
2020	0.00%	49,214	58.16	2,862,093	0.00%	35.36%
Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)
2024	0.00%	16,270	39.99	650,590	1.48%	6.47%
2023	0.00%	16,229	37.56	609,538	1.50%	8.35%
2022	0.00%	17,013	34.66	589,713	1.35%	-5.00%
2021	0.00%	15,448	36.49	563,626	1.86%	31.18%
2020	0.00%	16,216	27.81	451,030	1.92%	1.98%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2024	0.00%	974	11.24	10,957	2.23%	15.43%
2023	0.00%	769	9.74	7,494	2.50%	15.41%
2022	0.00%	258	8.44	2,178	0.00%	-16.40%****
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.00%	73,194	85.44	6,253,394	0.01%	28.14%
2023	0.00%	78,650	66.68	5,244,018	0.13%	39.65%
2022	0.00%	79,669	47.74	3,803,695	0.05%	-33.73%
2021	0.00%	87,902	72.04	6,332,634	0.00%	22.60%
2020	0.00%	98,560	58.76	5,791,532	0.17%	39.03%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	0.00%	429,704	25.11	10,791,658	0.75%	15.61%
2023	0.00%	357,626	21.72	7,769,022	0.18%	18.07%
2022	0.00%	305,321	18.40	5,617,586	0.20%	-15.94%
2021	0.00%	291,545	21.89	6,381,321	0.32%	16.83%
2020	0.00%	299,681	18.73	5,614,463	0.08%	19.47%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.00%	5,110	9.17	46,842	4.39%	1.63%
2023	0.00%	4,081	9.02	36,810	4.83%	5.29%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	0.00%	16,454	12.44	204,651	0.24%	11.06%
2023	0.00%	9,306	11.20	104,214	0.79%	11.99%****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.00%	914,474	85.14	77,856,874	0.00%	31.76%
2023	0.00%	873,878	64.62	56,468,476	0.00%	54.27%
2022	0.00%	757,696	41.89	31,736,245	0.00%	-37.12%
2021	0.00%	616,779	66.61	41,086,560	0.11%	17.75%
2020	0.00%	532,999	56.58	30,154,506	0.00%	50.73%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	0.00%	2,178	11.33	24,679	1.78%	5.84%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.00%	250,363	16.84	4,215,543	1.43%	5.58%
2023	0.00%	189,930	15.95	3,029,053	1.42%	10.58%
2022	0.00%	189,061	14.42	2,726,602	1.70%	-8.84%
2021	0.00%	192,456	15.82	3,044,569	1.00%	13.29%
2020	0.00%	210,839	13.96	2,944,071	1.23%	16.02%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2024	0.00%	883,628	23.23	20,527,362	0.63%	15.32%
2023	0.00%	648,449	20.14	13,062,558	0.11%	17.78%
2022	0.00%	464,632	17.10	7,947,076	0.08%	-16.15%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	317,751	20.40	6,481,562	0.23%	16.54%
2020	0.00%	208,957	17.50	3,657,363	0.00%	19.18%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	0.00%	7,153	11.27	80,586	0.14%	12.65%****
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2024	0.00%	1,576	12.02	18,945	0.97%	13.11%
2023	0.00%	1,105	10.63	11,741	1.31%	11.40%
2022	0.00%	393	9.54	3,750	1.40%	-5.56%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	0.00%	116,770	11.34	1,324,245	2.29%	13.41%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	0.00%	123,760	12.31	1,523,916	0.00%	27.89%
2023	0.00%	673	9.63	6,483	0.00%	44.02%
2022	0.00%	213	6.69	1,424	0.00%	-32.24%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2024	0.00%	1,345	12.15	16,346	0.00%	4.50%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.00%	39,114	7.45	291,556	0.00%	4.23%
2023	0.00%	16,451	7.15	117,645	0.00%	8.12%
2022	0.00%	30	6.61	198	0.00%	-29.01%****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)
2024	0.00%	1,130,136	10.34	11,685,476	3.51%	3.40%****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.00%	47,257	10.33	488,149	3.55%	3.30%****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.00%	386,821	10.68	4,132,430	2.09%	6.83%****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2024	0.00%	1,216	9.79	11,902	8.05%	6.72%
2023	0.00%	59	9.17	539	24.30%	6.55%
2022	0.00%	1	8.61	9	4.65%	-12.80%****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.00%	1,964,085	11.27	22,142,468	5.73%	2.66%
2023	0.00%	1,299,977	10.98	14,276,106	5.55%	6.34%
2022	0.00%	801,901	10.33	8,281,623	4.19%	-14.05%
2021	0.00%	507,902	12.02	6,102,634	2.26%	-0.24%
2020	0.00%	395,653	12.04	4,765,578	3.10%	7.43%
M Fund, Inc. - M International Equity Fund (MFBIE)
2024	0.00%	216,075	13.16	2,842,695	3.11%	3.96%
2023	0.00%	195,479	12.66	2,473,867	2.99%	16.00%
2022	0.00%	207,736	10.91	2,266,272	2.77%	-14.16%
2021	0.00%	203,014	12.71	2,580,028	2.41%	11.05%
2020	0.00%	204,648	11.44	2,342,077	1.75%	8.90%
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2024	0.00%	183,900	30.41	5,592,468	2.01%	18.63%
2023	0.00%	174,047	25.64	4,461,725	2.42%	7.60%
2022	0.00%	142,133	23.82	3,386,095	2.20%	-1.45%
2021	0.00%	122,589	24.17	2,963,468	1.43%	30.01%
2020	0.00%	152,165	18.59	2,829,424	2.09%	-3.16%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2024	0.00%	129,169	42.39	5,474,929	2.02%	9.94%
2023	0.00%	129,230	38.55	4,982,113	0.45%	23.56%
2022	0.00%	128,563	31.20	4,011,381	0.00%	-18.14%
2021	0.00%	119,412	38.12	4,551,442	0.00%	17.74%
2020	0.00%	125,875	32.37	4,074,985	0.00%	17.73%
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2024	0.00%	127,574	60.16	7,675,130	0.00%	25.50%
2023	0.00%	149,957	47.94	7,188,719	0.00%	32.04%
2022	0.00%	129,303	36.31	4,694,574	0.00%	-25.41%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	116,876	48.68	5,688,940	0.00%	21.49%
2020	0.00%	113,134	40.06	4,532,555	0.00%	28.89%
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	0.00%	47,638	12.99	618,802	0.00%	14.44%
2023	0.00%	3,006	11.35	34,114	0.00%	13.50%****
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2024	0.00%	130,521	32.69	4,266,957	0.00%	6.72%
2023	0.00%	165,028	30.63	5,055,181	0.00%	14.41%
2022	0.00%	172,756	26.77	4,625,301	0.00%	-29.76%
2021	0.00%	173,596	38.12	6,616,809	0.00%	1.80%
2020	0.00%	172,612	37.44	6,462,963	0.00%	45.89%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.00%	11,361	7.51	85,286	0.00%	6.44%
2023	0.00%	1,164	7.05	8,210	0.00%	14.25%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2024	0.00%	621	34.05	21,143	0.35%	16.27%
2023	0.00%	644	29.29	18,874	0.30%	24.01%
2022	0.00%	672	23.62	15,870	0.10%	-19.26%
2021	0.00%	698	29.25	20,416	0.25%	25.97%
2020	0.00%	722	23.22	16,764	0.46%	22.53%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2024	0.00%	12,064	11.13	134,249	1.72%	2.78%
2023	0.00%	3	10.83	35	0.00%	8.27%****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)
2024	0.00%	13,503	10.78	145,541	3.13%	5.30%
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2024	0.00%	4,843	10.89	52,744	0.73%	5.02%
2023	0.00%	551	10.37	5,718	0.07%	3.71%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2024	0.00%	462,257	21.10	9,755,572	1.29%	13.75%
2023	0.00%	210,769	18.55	3,910,521	1.88%	12.73%
2022	0.00%	114,117	16.46	1,878,254	1.13%	-8.79%
2021	0.00%	51,244	18.04	924,660	0.96%	30.99%
2020	0.00%	2,873	13.78	39,577	0.83%	37.76%****
MFS(R)Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.00%	590,663	51.45	30,388,847	1.68%	11.61%
2023	0.00%	526,766	46.10	24,281,720	1.68%	7.93%
2022	0.00%	474,335	42.71	20,258,059	1.39%	-5.91%
2021	0.00%	467,562	45.39	21,222,553	1.34%	25.45%
2020	0.00%	441,043	36.18	15,957,323	1.57%	3.48%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2024	0.00%	762,121	14.76	11,246,088	1.04%	9.00%
2023	0.00%	479,950	13.54	6,497,391	1.15%	14.72%
2022	0.00%	306,145	11.80	3,612,743	0.62%	-14.95%
2021	0.00%	239,511	13.88	3,323,400	0.63%	9.27%
2020	0.00%	112,725	12.70	1,431,495	1.82%	15.84%
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2024	0.00%	441,066	28.61	12,620,023	1.35%	7.25%
2023	0.00%	450,674	26.68	12,023,611	0.71%	17.66%
2022	0.00%	472,370	22.68	10,711,302	0.78%	-23.56%
2021	0.00%	488,771	29.66	14,498,796	0.34%	10.55%
2020	0.00%	499,784	26.83	13,410,126	0.99%	20.52%
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.00%	1,671	32.12	53,685	1.15%	6.97%
2023	0.00%	1,729	30.03	51,915	0.48%	17.37%
2022	0.00%	2,072	25.58	53,011	0.50%	-23.75%
2021	0.00%	2,191	33.55	73,518	0.14%	10.28%
2020	0.00%	2,297	30.43	69,892	0.79%	20.21%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R)Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2024	0.00%	161,750	17.20	2,782,464	1.34%	11.66%
2023	0.00%	86,624	15.41	1,334,520	3.70%	-2.11%
2022	0.00%	52,266	15.74	822,544	2.44%	0.76%
2021	0.00%	31,998	15.62	499,799	1.72%	14.09%
2020	0.00%	16,785	13.69	229,795	2.75%	5.90%
The Merger Fund VL - The Merger Fund VL: Class I(MGRFV)
2023	0.00%	33	10.54	351	4.82%	4.34%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.00%	142,991	10.61	1,516,679	9.99%	3.18%
2023	0.00%	108,382	10.28	1,114,145	3.70%	5.66%
2022	0.00%	75,046	9.73	730,111	3.08%	-13.21%
2021	0.00%	64,707	11.21	725,363	1.80%	-0.45%
2020	0.00%	83,175	11.26	936,565	3.20%	3.74%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2024	0.00%	1,097	9.54	10,458	6.72%	3.63%
2023	0.00%	2,303	9.20	21,190	5.60%	6.05%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.00%	98,249	43.85	4,308,328	1.76%	9.86%
2023	0.00%	98,321	39.92	3,924,640	1.87%	11.99%
2022	0.00%	110,110	35.64	3,924,804	1.62%	-3.99%
2021	0.00%	91,897	37.13	3,411,729	1.31%	20.29%
2020	0.00%	98,192	30.86	3,030,519	1.81%	3.63%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.00%	135,354	15.36	2,078,682	3.21%	1.03%
2023	0.00%	153,712	15.20	2,336,596	2.70%	4.70%
2022	0.00%	158,815	14.52	2,305,772	1.98%	-12.55%
2021	0.00%	172,812	16.60	2,869,118	1.71%	-2.08%
2020	0.00%	167,559	16.96	2,841,019	2.08%	6.08%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.00%	1,437,566	11.09	15,939,028	1.31%	6.28%
2023	0.00%	1,435,037	10.43	14,970,368	1.72%	4.16%
2022	0.00%	1,400,697	10.02	14,028,139	0.93%	-24.75%
2021	0.00%	1,230,609	13.31	16,377,390	0.94%	-7.28%
2020	0.00%	1,195,307	14.35	17,155,779	1.95%	13.30%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.00%	80,354	17.54	1,409,323	2.66%	11.31%
2023	0.00%	62,497	15.76	984,797	2.80%	21.70%
2022	0.00%	65,373	12.95	846,431	3.76%	-14.12%
2021	0.00%	67,613	15.08	1,019,401	2.53%	12.66%
2020	0.00%	71,410	13.38	955,666	1.20%	7.95%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.00%	2,410,798	35.20	84,859,346	0.00%	16.00%
2023	0.00%	2,378,890	30.35	72,188,953	0.00%	13.84%
2022	0.00%	2,265,868	26.66	60,400,616	0.00%	-13.74%
2021	0.00%	1,896,804	30.90	58,619,174	1.14%	14.71%
2020	0.00%	1,654,942	26.94	44,586,334	1.51%	12.00%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.00%	79,641	14.98	1,193,105	0.00%	0.82%
2023	0.00%	76,030	14.86	1,129,684	0.00%	4.50%
2022	0.00%	70,408	14.22	1,001,086	0.00%	-12.80%
2021	0.00%	70,590	16.31	1,151,056	1.71%	-0.72%
2020	0.00%	52,616	16.42	864,150	2.06%	9.21%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.00%	174,154	46.37	8,076,116	0.00%	13.23%
2023	0.00%	188,616	40.96	7,724,990	0.00%	22.14%
2022	0.00%	198,263	33.53	6,648,082	0.00%	-25.05%
2021	0.00%	203,816	44.74	9,118,965	0.00%	16.00%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	209,693	38.57	8,087,596	0.66%	29.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.00%	109,530	45.38	4,970,371	0.00%	23.76%
2023	0.00%	117,012	36.67	4,290,640	0.00%	25.68%
2022	0.00%	123,371	29.18	3,599,427	0.00%	-16.82%
2021	0.00%	125,439	35.07	4,399,622	1.03%	23.65%
2020	0.00%	110,692	28.37	3,139,935	1.71%	13.08%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.00%	185,797	74.24	13,792,717	0.00%	31.15%
2023	0.00%	192,374	56.60	10,889,050	0.00%	37.95%
2022	0.00%	214,651	41.03	8,807,429	0.00%	-30.22%
2021	0.00%	215,538	58.80	12,673,130	0.00%	21.53%
2020	0.00%	214,322	48.38	10,368,826	0.72%	51.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.00%	276,764	35.22	9,747,867	0.00%	11.21%
2023	0.00%	294,219	31.67	9,318,177	0.00%	17.93%
2022	0.00%	311,347	26.86	8,361,556	0.00%	-18.28%
2021	0.00%	322,580	32.86	10,601,170	0.15%	13.63%
2020	0.00%	361,599	28.92	10,458,384	0.22%	12.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.00%	25,697	24.00	616,795	0.00%	6.09%
2023	0.00%	23,378	22.63	528,945	0.00%	11.25%
2022	0.00%	23,866	20.34	485,399	0.00%	-14.39%
2021	0.00%	21,602	23.76	513,203	0.20%	6.71%
2020	0.00%	23,650	22.26	526,539	0.14%	8.55%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.00%	7,495,810	44.88	336,399,862	1.10%	24.76%
2023	0.00%	6,241,286	35.97	224,506,780	1.48%	25.96%
2022	0.00%	5,010,787	28.56	143,099,142	1.35%	-18.31%
2021	0.00%	4,103,411	34.96	143,460,448	2.44%	28.37%
2020	0.00%	3,142,627	27.24	85,589,789	2.02%	18.19%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	0.00%	259,143	13.08	3,389,767	1.56%	24.88%
2023	0.00%	107,563	10.47	1,126,696	1.89%	25.97%
2022	0.00%	12,510	8.32	104,021	2.11%	-18.20%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.00%	57,595	38.43	2,213,389	0.00%	12.63%
2023	0.00%	60,080	34.12	2,049,888	0.00%	19.38%
2022	0.00%	64,249	28.58	1,836,255	0.00%	-18.89%
2021	0.00%	66,878	35.24	2,356,463	0.13%	15.50%
2020	0.00%	75,104	30.51	2,291,119	0.23%	12.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.00%	26,090	19.04	496,659	0.00%	3.82%
2023	0.00%	27,513	18.34	504,465	0.00%	8.03%
2022	0.00%	28,560	16.97	484,747	0.00%	-12.19%
2021	0.00%	29,790	19.33	575,831	0.23%	2.75%
2020	0.00%	30,767	18.81	578,796	0.09%	6.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.00%	154,458	29.42	4,543,684	0.00%	9.02%
2023	0.00%	170,013	26.98	4,587,607	0.00%	14.72%
2022	0.00%	183,632	23.52	4,319,233	0.00%	-16.55%
2021	0.00%	198,848	28.19	5,604,924	0.19%	10.31%
2020	0.00%	228,957	25.55	5,850,225	0.13%	10.34%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2024	0.00%	192,374	14.80	2,847,230	3.29%	2.89%
2023	0.00%	192,329	14.39	2,766,727	2.20%	17.31%
2022	0.00%	211,633	12.26	2,595,195	3.60%	-14.51%
2021	0.00%	231,075	14.34	3,314,441	3.12%	10.53%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	196,008	12.98	2,543,663	2.39%	7.34%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2024	0.00%	24,869	10.26	255,206	4.43%	3.25%
2023	0.00%	14,502	9.94	144,131	4.04%	17.71%
2022	0.00%	700	8.44	5,911	3.12%	-14.14%****
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.00%	145,212	28.38	4,120,730	5.56%	6.28%
2023	0.00%	150,429	26.70	4,016,629	6.17%	13.13%
2022	0.00%	149,240	23.60	3,522,520	5.59%	-11.93%
2021	0.00%	150,687	26.80	4,038,554	5.10%	4.96%
2020	0.00%	133,968	25.53	3,420,646	5.19%	6.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2024	0.00%	406,342	16.85	6,847,767	0.00%	9.43%
2023	0.00%	366,340	15.40	5,641,812	0.00%	13.20%
2022	0.00%	329,539	13.60	4,483,218	0.00%	-14.96%
2021	0.00%	272,051	16.00	4,351,985	0.44%	12.34%
2020	0.00%	245,033	14.24	3,489,339	0.13%	6.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2024	0.00%	158,160	15.13	2,392,261	0.00%	7.83%
2023	0.00%	140,897	14.03	1,976,474	0.00%	12.38%
2022	0.00%	132,557	12.48	1,654,664	0.00%	-13.87%
2021	0.00%	107,194	14.49	1,553,530	0.44%	7.72%
2020	0.00%	97,014	13.45	1,305,219	0.13%	4.83%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.00%	457,231	60.20	27,527,439	1.11%	13.49%
2023	0.00%	431,990	53.05	22,915,507	1.33%	16.06%
2022	0.00%	396,475	45.71	18,121,822	1.26%	-13.40%
2021	0.00%	355,949	52.78	18,786,382	1.23%	24.26%
2020	0.00%	342,149	42.47	14,532,578	1.32%	13.11%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2024	0.00%	21,182	11.23	237,953	2.33%	13.65%
2023	0.00%	4,336	9.88	42,857	2.39%	16.23%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.00%	127,127	23.84	3,030,565	6.88%	10.34%
2023	0.00%	112,446	21.60	2,429,348	5.77%	8.70%
2022	0.00%	106,052	19.88	2,107,854	3.75%	-2.30%
2021	0.00%	92,337	20.34	1,878,394	5.61%	5.24%
2020	0.00%	91,296	19.33	1,764,781	3.89%	4.06%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2024	0.00%	552,090	17.23	9,513,971	0.00%	11.32%
2023	0.00%	518,213	15.48	8,022,128	0.00%	12.61%
2022	0.00%	514,580	13.75	7,073,599	0.00%	-15.08%
2021	0.00%	418,380	16.19	6,772,831	0.33%	15.72%
2020	0.00%	336,134	13.99	4,702,207	0.83%	7.53%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2024	0.00%	542,706	15.51	8,416,647	0.00%	8.90%
2023	0.00%	467,639	14.24	6,659,840	0.00%	12.70%
2022	0.00%	394,813	12.64	4,988,953	0.00%	-13.61%
2021	0.00%	254,588	14.63	3,724,019	0.34%	10.24%
2020	0.00%	216,685	13.27	2,875,186	0.67%	5.32%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2024	0.00%	20,494	13.56	277,861	0.00%	23.66%
2023	0.00%	424	10.96	4,652	0.00%	9.64%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.00%	68,149	59.97	4,086,941	1.75%	15.32%
2023	0.00%	72,376	52.01	3,763,948	1.70%	8.84%
2022	0.00%	82,356	47.78	3,935,038	1.18%	-1.13%
2021	0.00%	102,198	48.33	4,938,877	1.23%	34.53%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	135,287	35.92	4,859,856	1.65%	1.49%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.00%	243,003	19.90	4,835,123	1.90%	15.49%
2023	0.00%	252,364	17.23	4,347,997	1.95%	9.00%
2022	0.00%	246,397	15.81	3,894,825	1.42%	-1.02%
2021	0.00%	207,230	15.97	3,309,450	1.47%	34.71%
2020	0.00%	144,450	11.86	1,712,478	1.46%	18.55%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2024	0.00%	941,555	11.33	10,669,512	3.38%	1.08%
2023	0.00%	644,511	11.21	7,225,368	3.07%	5.19%
2022	0.00%	477,342	10.66	5,087,192	2.40%	-13.39%
2021	0.00%	434,563	12.30	5,347,122	2.36%	-2.08%
2020	0.00%	235,324	12.57	2,957,036	3.21%	7.20%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2024	0.00%	37,129	9.17	340,645	5.38%	1.14%
2023	0.00%	6,348	9.07	57,589	8.64%	5.38%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.00%	186,453	15.64	2,916,818	3.35%	1.37%
2023	0.00%	181,157	15.43	2,795,569	3.22%	5.19%
2022	0.00%	173,162	14.67	2,540,461	2.32%	-14.69%
2021	0.00%	182,969	17.20	3,146,638	2.05%	-1.03%
2020	0.00%	169,673	17.38	2,948,321	2.66%	7.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2024	0.00%	1,466,143	27.81	40,777,537	0.00%	12.58%
2023	0.00%	1,449,073	24.70	35,799,182	0.00%	16.45%
2022	0.00%	1,422,060	21.21	30,167,872	0.00%	-14.95%
2021	0.00%	1,326,078	24.94	33,077,837	0.28%	15.75%
2020	0.00%	1,239,188	21.55	26,704,335	1.00%	11.67%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y (NVCCAY)
2024	0.00%	167,758	12.27	2,059,146	0.00%	12.69%
2023	0.00%	84,065	10.89	915,635	0.00%	8.92%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2024	0.00%	195,810	17.81	3,486,645	0.00%	5.18%
2023	0.00%	192,382	16.93	3,256,838	0.00%	8.91%
2022	0.00%	190,487	15.54	2,960,902	0.00%	-11.97%
2021	0.00%	185,414	17.66	3,273,952	0.22%	4.49%
2020	0.00%	177,090	16.90	2,992,702	0.26%	7.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y (NVCCNY)
2024	0.00%	10,534	11.18	117,736	0.00%	5.36%
2023	0.00%	543	10.61	5,761	0.00%	6.08%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2024	0.00%	2,994,137	29.74	89,037,980	0.00%	13.74%
2023	0.00%	3,041,526	26.15	79,523,080	0.00%	18.07%
2022	0.00%	2,890,410	22.15	64,008,280	0.00%	-15.01%
2021	0.00%	2,834,276	26.06	73,851,942	0.24%	18.12%
2020	0.00%	2,722,032	22.06	60,047,569	1.11%	12.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y (NVCMAY)
2024	0.00%	80,766	12.48	1,007,724	0.00%	13.94%
2023	0.00%	1,352	10.95	14,810	0.00%	9.50%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2024	0.00%	199,168	21.61	4,303,112	0.00%	7.79%
2023	0.00%	202,891	20.04	4,066,736	0.00%	11.88%
2022	0.00%	197,348	17.92	3,535,720	0.00%	-13.05%
2021	0.00%	188,057	20.61	3,874,991	0.25%	9.23%
2020	0.00%	195,949	18.86	3,696,534	0.58%	9.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2024	0.00%	1,641,447	25.80	42,355,450	0.00%	11.18%
2023	0.00%	1,627,885	23.21	37,781,829	0.00%	14.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	1,583,493	20.19	31,970,757	0.00%	-14.08%
2021	0.00%	1,590,226	23.50	37,368,336	0.27%	13.64%
2020	0.00%	1,570,479	20.68	32,476,012	0.85%	10.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM)Moderate Fund: Class Y (NVCMDY)
2024	0.00%	63,682	12.06	768,061	0.00%	11.31%
2023	0.00%	534	10.84	5,782	0.00%	8.36%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2024	0.00%	2,171,691	31.72	68,885,445	0.00%	15.44%
2023	0.00%	2,068,742	27.48	56,842,094	0.00%	19.74%
2022	0.00%	1,565,783	22.95	35,929,814	0.00%	-15.23%
2021	0.00%	1,367,218	27.07	37,012,123	0.19%	20.19%
2020	0.00%	1,254,616	22.52	28,259,158	1.18%	12.74%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM)Aggressive Fund: Class Y (NVCRAY)
2024	0.00%	253,018	12.71	3,216,721	0.00%	15.66%
2023	0.00%	1,309	10.99	14,386	0.00%	9.92%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2024	0.00%	700,166	23.44	16,415,358	0.00%	9.34%
2023	0.00%	720,121	21.44	15,440,550	0.00%	13.40%
2022	0.00%	701,641	18.91	13,266,684	0.00%	-13.60%
2021	0.00%	659,423	21.88	14,431,412	0.27%	11.12%
2020	0.00%	614,495	19.69	12,102,182	0.70%	9.71%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM)Balanced Fund: Class Y (NVCRBY)
2024	0.00%	45,479	11.81	536,962	0.00%	9.47%
2023	0.00%	536	10.79	5,777	0.00%	7.85%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.00%	11,949	26.57	317,443	0.00%	7.79%
2023	0.00%	16,934	24.65	417,348	0.00%	13.04%
2022	0.00%	18,762	21.80	409,055	0.00%	-14.99%
2021	0.00%	20,344	25.65	521,760	0.19%	8.24%
2020	0.00%	24,989	23.69	592,088	0.13%	9.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2024	0.00%	514,810	19.78	10,180,413	0.00%	7.94%
2023	0.00%	564,709	18.32	10,345,257	0.00%	13.14%
2022	0.00%	634,551	16.19	10,274,875	0.00%	-14.84%
2021	0.00%	610,916	19.01	11,615,447	0.38%	8.45%
2020	0.00%	616,772	17.53	10,812,851	0.13%	9.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.00%	87	31.69	2,742	0.00%	16.38%
2022	0.00%	91	27.23	2,478	0.00%	-17.57%
2021	0.00%	96	33.03	3,171	0.19%	12.16%
2020	0.00%	2,214	29.45	65,197	0.23%	11.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2024	0.00%	563,331	24.37	13,730,728	0.00%	10.67%
2023	0.00%	649,805	22.02	14,310,895	0.00%	16.56%
2022	0.00%	683,551	18.89	12,915,170	0.00%	-17.50%
2021	0.00%	664,559	22.90	15,219,026	0.37%	12.38%
2020	0.00%	634,295	20.38	12,926,298	0.18%	11.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2024	0.00%	4,563,705	26.39	120,427,514	0.00%	11.43%
2023	0.00%	4,485,950	23.68	106,231,537	0.00%	18.14%
2022	0.00%	4,336,966	20.05	86,934,800	0.00%	-18.23%
2021	0.00%	4,166,909	24.51	102,142,999	0.31%	13.84%
2020	0.00%	4,066,375	21.53	87,561,895	0.23%	12.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2024	0.00%	150,062	17.88	2,683,474	0.00%	6.34%
2023	0.00%	141,582	16.82	2,380,899	0.00%	11.45%
2022	0.00%	149,298	15.09	2,252,736	0.00%	-14.34%
2021	0.00%	140,684	17.61	2,478,075	0.42%	6.87%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	142,654	16.48	2,351,158	0.14%	8.71%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.00%	224,755	10.15	2,280,596	5.05%	0.81%
2023	0.00%	79,057	10.07	795,729	2.85%	5.22%
2022	0.00%	61,465	9.57	587,975	2.25%	-13.74%
2021	0.00%	40,656	11.09	450,841	0.99%	-2.02%
2020	0.00%	20,394	11.32	230,825	1.99%	7.12%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2024	0.00%	5,359	9.23	49,448	2.25%	1.36%
2023	0.00%	9,410	9.10	85,651	7.36%	5.77%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2024	0.00%	249,806	17.85	4,459,791	1.77%	15.57%
2023	0.00%	130,620	15.45	2,017,864	1.75%	20.48%
2022	0.00%	48,077	12.82	616,444	2.04%	-16.38%
2021	0.00%	26,263	15.33	402,703	1.79%	21.87%
2020	0.00%	8,337	12.58	104,897	2.57%	15.76%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2024	0.00%	71,800	11.74	842,795	2.05%	16.19%
2023	0.00%	16,745	10.10	169,174	2.66%	21.05%
2022	0.00%	6,031	8.35	50,333	2.17%	-15.96%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2024	0.00%	1,812,039	29.31	53,116,176	0.00%	12.81%
2023	0.00%	1,755,928	25.98	45,627,494	0.00%	19.52%
2022	0.00%	1,626,621	21.74	35,365,226	0.00%	-18.77%
2021	0.00%	1,450,791	26.77	38,832,406	0.25%	15.74%
2020	0.00%	1,369,478	23.13	31,671,011	0.23%	13.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2024	0.00%	265,999	14.56	3,872,167	0.00%	4.04%
2023	0.00%	273,020	13.99	3,820,105	0.00%	8.16%
2022	0.00%	246,240	12.94	3,185,433	0.00%	-12.04%
2021	0.00%	278,273	14.71	4,092,734	0.39%	2.85%
2020	0.00%	289,540	14.30	4,140,612	0.10%	6.95%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2024	0.00%	1,616,439	21.99	35,541,149	0.00%	9.18%
2023	0.00%	1,616,200	20.14	32,549,368	0.00%	14.95%
2022	0.00%	1,548,307	17.52	27,125,829	0.00%	-16.49%
2021	0.00%	1,444,639	20.98	30,307,187	0.43%	10.44%
2020	0.00%	1,381,747	19.00	26,247,922	0.14%	10.59%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.00%	3,692	17.09	63,078	2.13%	11.01%
2023	0.00%	5,507	15.39	84,774	2.53%	21.46%
2022	0.00%	6,261	12.67	79,343	3.54%	-14.38%
2021	0.00%	6,502	14.80	96,233	2.28%	12.40%
2020	0.00%	7,126	13.17	93,834	0.95%	7.69%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2024	0.00%	934,295	14.93	13,945,126	3.69%	3.11%
2023	0.00%	851,500	14.48	12,326,105	2.70%	17.58%
2022	0.00%	747,105	12.31	9,198,124	4.28%	-14.29%
2021	0.00%	566,013	14.36	8,130,678	3.24%	10.84%
2020	0.00%	447,793	12.96	5,803,291	2.56%	7.53%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.00%	1,279,300	17.79	22,755,251	3.85%	2.02%
2023	0.00%	1,083,539	17.44	18,892,143	3.72%	7.40%
2022	0.00%	1,030,121	16.23	16,723,816	2.76%	-13.46%
2021	0.00%	976,982	18.76	18,328,078	3.98%	-0.72%
2020	0.00%	319,789	18.90	6,042,951	3.38%	9.31%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.00%	195,056	14.13	2,755,338	0.32%	-1.35%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	210,882	14.32	3,019,620	1.93%	15.67%
2022	0.00%	211,396	12.38	2,616,921	0.00%	-37.93%
2021	0.00%	209,616	19.94	4,180,309	0.39%	-1.08%
2020	0.00%	164,677	20.16	3,319,309	0.98%	51.04%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.00%	307,729	14.82	4,559,347	6.22%	4.44%
2023	0.00%	305,286	14.19	4,330,887	2.73%	15.67%
2022	0.00%	307,222	12.26	3,767,858	3.73%	-5.86%
2021	0.00%	303,733	13.03	3,957,105	3.38%	10.58%
2020	0.00%	304,787	11.78	3,590,951	0.00%	17.82%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.00%	223,724	76.19	17,044,780	0.84%	26.06%
2023	0.00%	135,248	60.44	8,173,815	5.29%	35.36%
2022	0.00%	124,649	44.65	5,565,540	5.30%	-12.49%
2021	0.00%	120,314	51.02	6,138,616	0.00%	40.45%
2020	0.00%	129,161	36.33	4,692,161	0.00%	30.09%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2024	0.00%	58,185	11.06	643,240	4.50%	4.62%
2023	0.00%	32,979	10.57	348,479	4.40%	4.49%
2022	0.00%	33,884	10.11	342,666	1.08%	1.13%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.00%	181,558	38.20	6,935,962	0.00%	18.50%
2023	0.00%	189,381	32.24	6,105,291	0.00%	20.58%
2022	0.00%	193,124	26.74	5,163,462	0.00%	-37.61%
2021	0.00%	238,227	42.85	10,208,764	0.12%	-4.70%
2020	0.00%	245,793	44.97	11,052,825	0.00%	60.90%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.00%	93	5.56	517	0.00%	-37.82%****
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.00%	322,646	33.56	10,827,898	1.22%	8.54%
2023	0.00%	285,009	30.92	8,812,167	1.66%	8.82%
2022	0.00%	272,677	28.41	7,747,752	1.59%	-2.59%
2021	0.00%	240,532	29.17	7,016,317	0.90%	24.20%
2020	0.00%	223,756	23.49	5,255,106	2.32%	-1.07%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.00%	15,379	37.42	575,548	1.02%	8.49%
2023	0.00%	15,693	34.50	541,358	1.53%	8.63%
2022	0.00%	15,996	31.76	507,962	1.38%	-2.66%
2021	0.00%	16,414	32.62	535,500	0.75%	24.02%
2020	0.00%	17,056	26.31	448,686	2.12%	-1.14%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.00%	29,804	44.40	1,323,282	0.45%	21.48%
2023	0.00%	28,789	36.55	1,052,235	0.53%	23.39%
2022	0.00%	30,282	29.62	896,967	0.36%	-17.06%
2021	0.00%	45,657	35.71	1,630,576	0.35%	26.57%
2020	0.00%	32,197	28.22	908,486	0.42%	13.55%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.00%	48,530	36.87	1,789,491	0.17%	8.47%
2023	0.00%	55,918	33.99	1,900,871	0.30%	20.68%
2022	0.00%	56,303	28.17	1,585,975	0.51%	-22.95%
2021	0.00%	55,600	36.56	2,032,692	0.34%	26.76%
2020	0.00%	56,713	28.84	1,635,738	0.74%	13.34%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.00%	409,964	84.77	34,751,910	1.24%	22.80%
2023	0.00%	429,207	69.03	29,628,172	1.51%	23.88%
2022	0.00%	412,492	55.72	22,985,432	0.92%	-22.10%
2021	0.00%	388,459	71.53	27,788,086	0.68%	30.24%
2020	0.00%	276,426	54.92	15,182,690	1.35%	18.90%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.00%	640,121	26.55	16,992,731	2.36%	10.72%
2023	0.00%	698,928	23.98	16,756,907	2.37%	12.88%
2022	0.00%	686,451	21.24	14,580,420	1.61%	-28.52%
2021	0.00%	647,149	29.71	19,229,369	1.04%	46.75%
2020	0.00%	739,684	20.25	14,977,502	1.56%	-5.39%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.00%	917,326	26.87	24,645,055	0.99%	10.87%
2023	0.00%	809,875	24.23	19,624,816	1.24%	16.35%
2022	0.00%	719,394	20.83	14,982,823	0.89%	-20.72%
2021	0.00%	598,751	26.27	15,729,947	0.82%	14.20%
2020	0.00%	553,080	23.00	12,723,308	0.95%	19.32%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2024	0.00%	41,891	18.73	784,572	1.56%	11.35%
2023	0.00%	22,068	16.82	371,172	2.84%	16.69%
2022	0.00%	1,387	14.41	19,992	1.65%	-20.46%****
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2024	0.00%	517,380	12.32	6,374,515	4.63%	5.35%
2023	0.00%	446,823	11.70	5,225,745	3.72%	5.95%
2022	0.00%	431,255	11.04	4,760,316	2.55%	-5.39%
2021	0.00%	355,501	11.67	4,147,701	1.36%	-0.44%
2020	0.00%	249,835	11.72	2,927,779	2.20%	3.20%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.00%	3,422	13.42	45,914	4.11%	5.06%
2023	0.00%	3,415	12.77	43,606	3.62%	5.69%
2022	0.00%	3,342	12.08	40,379	2.11%	-5.67%
2021	0.00%	3,474	12.81	44,496	0.96%	-0.59%
2020	0.00%	3,936	12.88	50,713	1.61%	2.83%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.00%	23,435	23.81	558,008	5.95%	4.25%
2023	0.00%	24,826	22.84	567,019	2.43%	15.56%
2022	0.00%	26,498	19.76	523,720	3.59%	-5.99%
2021	0.00%	28,755	21.02	604,558	2.32%	10.40%
2020	0.00%	33,779	19.04	643,287	1.49%	5.18%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.00%	2,206,547	13.28	29,292,471	4.62%	4.88%
2023	0.00%	133,027	12.66	1,683,747	4.65%	4.75%
2022	0.00%	100,654	12.08	1,216,258	1.32%	1.30%
2021	0.00%	96,687	11.93	1,153,375	0.00%	0.00%
2020	0.00%	109,871	11.93	1,310,647	0.24%	0.24%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2024	0.00%	3,834,654	11.60	44,477,773	4.81%	4.94%
2023	0.00%	3,460,168	11.05	38,246,401	4.72%	4.80%
2022	0.00%	2,903,724	10.55	30,626,097	1.43%	1.33%
2021	0.00%	1,367,483	10.41	14,233,860	0.00%	0.00%
2020	0.00%	2,066,859	10.41	21,513,526	0.20%	0.26%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2024	0.00%	720,857	11.17	8,054,584	4.87%	5.04%
2023	0.00%	244,052	10.64	2,596,089	4.84%	4.90%
2022	0.00%	80,527	10.14	816,563	2.40%	1.40%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.00%	67,414	53.86	3,631,191	0.12%	13.08%
2023	0.00%	65,215	47.63	3,106,291	0.51%	13.99%
2022	0.00%	69,070	41.79	2,886,208	0.45%	-18.77%
2021	0.00%	85,722	51.44	4,409,581	0.00%	30.84%
2020	0.00%	67,216	39.32	2,642,718	0.02%	22.69%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.00%	308,405	47.81	14,745,051	0.00%	21.21%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	254,322	39.44	10,031,601	0.00%	17.47%
2022	0.00%	227,113	33.58	7,626,356	0.00%	-30.37%
2021	0.00%	176,394	48.22	8,506,168	0.00%	10.31%
2020	0.00%	178,877	43.72	7,819,845	0.00%	40.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.00%	115,961	42.38	4,913,964	0.73%	6.53%
2023	0.00%	123,751	39.78	4,922,516	0.44%	17.45%
2022	0.00%	125,523	33.87	4,251,191	0.34%	-12.91%
2021	0.00%	115,010	38.89	4,472,762	0.00%	32.04%
2020	0.00%	104,150	29.45	3,067,543	0.08%	5.15%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.00%	207,814	50.04	10,398,076	1.08%	13.66%
2023	0.00%	214,407	44.02	9,438,982	1.38%	8.27%
2022	0.00%	216,501	40.66	8,802,760	1.20%	-8.44%
2021	0.00%	218,051	44.41	9,683,457	0.77%	21.88%
2020	0.00%	230,533	36.44	8,399,758	1.15%	10.35%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.00%	3,507	25.23	88,483	0.00%	23.76%
2023	0.00%	3,477	20.39	70,880	0.00%	17.96%
2022	0.00%	3,439	17.28	59,436	0.00%	-28.83%
2021	0.00%	3,805	24.28	92,396	0.00%	12.72%
2020	0.00%	3,389	21.54	73,005	0.00%	39.71%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares(AMSRS)
2024	0.00%	2,885	63.86	184,214	0.23%	25.84%
2023	0.00%	3,340	50.75	169,476	0.35%	26.90%
2022	0.00%	3,332	39.99	133,245	0.45%	-18.45%
2021	0.00%	3,327	49.04	163,150	0.38%	23.48%
2020	0.00%	3,530	39.71	140,192	0.60%	19.56%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.00%	37,806	14.47	546,914	5.74%	6.10%
2023	0.00%	37,070	13.64	505,452	4.03%	5.90%
2022	0.00%	43,916	12.88	565,434	3.67%	-5.19%
2021	0.00%	47,966	13.58	651,359	2.62%	0.74%
2020	0.00%	46,671	13.48	629,112	2.39%	3.46%
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)
2024	0.00%	2,276	10.09	22,959	0.00%	0.87%****
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
2024	0.00%	2,244	12.50	28,059	1.67%	12.21%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
2024	0.00%	277,325	12.34	3,422,289	2.38%	11.99%
2023	0.00%	1,352	11.02	14,897	0.00%	10.19%****
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2024	0.00%	159,171	14.91	2,373,516	2.54%	5.96%
2023	0.00%	166,339	14.07	2,340,957	0.17%	9.17%
2022	0.00%	167,449	12.89	2,158,664	18.46%	-12.08%
2021	0.00%	171,778	14.66	2,518,838	1.00%	8.51%
2020	0.00%	167,878	13.51	2,268,613	2.13%	5.66%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
2024	0.00%	70,611	11.42	806,712	4.13%	6.86%
2023	0.00%	541	10.69	5,784	0.00%	6.92%****
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2024	0.00%	8,373	11.15	93,379	4.44%	6.00%
2023	0.00%	548	10.52	5,770	0.00%	5.21%****
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2024	0.00%	279,152	16.13	4,501,922	2.27%	7.63%
2023	0.00%	284,151	14.98	4,257,794	0.38%	11.00%
2022	0.00%	286,348	13.50	3,865,428	8.78%	-13.79%
2021	0.00%	288,739	15.66	4,521,017	0.95%	12.43%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	298,617	13.93	4,158,750	2.06%	5.18%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
2024	0.00%	2,928	12.25	35,868	1.94%	11.09%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
2024	0.00%	128,479	12.11	1,555,912	2.47%	10.79%
2023	0.00%	29	10.93	319	0.00%	9.31%****
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)
2024	0.00%	478	11.85	5,669	2.48%	8.99%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
2024	0.00%	31,978	11.74	375,571	2.49%	8.84%
2023	0.00%	537	10.79	5,794	0.00%	7.91%****
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2024	0.00%	205,549	16.05	3,298,899	2.48%	7.58%
2023	0.00%	219,783	14.92	3,278,828	0.35%	10.23%
2022	0.00%	216,217	13.53	2,926,333	16.40%	-13.53%
2021	0.00%	204,662	15.65	3,203,196	1.03%	10.98%
2020	0.00%	196,859	14.10	2,776,214	2.19%	5.90%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2024	0.00%	5,752	9.99	57,477	1.78%	8.26%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	0.00%	44,417	16.57	735,836	6.55%	3.74%
2023	0.00%	41,260	15.97	658,859	2.96%	8.14%
2022	0.00%	41,909	14.77	618,847	7.43%	-11.84%
2021	0.00%	67,251	16.75	1,126,482	11.46%	16.23%
2020	0.00%	44,303	14.41	638,454	5.04%	8.01%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	0.00%	86	9.95	853	4.84%	7.52%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.00%	64,948	11.98	778,304	3.37%	-3.40%
2023	0.00%	63,192	12.41	783,946	2.53%	6.22%
2022	0.00%	64,536	11.68	753,742	1.54%	-18.98%
2021	0.00%	93,465	14.42	1,347,379	5.60%	-7.52%
2020	0.00%	91,746	15.59	1,430,110	5.00%	10.77%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	0.00%	3	10.79	34	5.93%	6.88%
2023	0.00%	2	10.09	15	0.61%	12.24%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2024	0.00%	40,963	10.53	431,248	5.70%	5.41%
2023	0.00%	4,722	9.99	47,158	5.21%	8.26%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.00%	366,839	14.23	5,221,115	3.99%	4.50%
2023	0.00%	356,503	13.62	4,855,585	3.61%	4.98%
2022	0.00%	379,381	12.97	4,922,110	1.65%	-5.75%
2021	0.00%	405,321	13.77	5,579,621	0.53%	-0.93%
2020	0.00%	349,835	13.89	4,860,822	1.21%	2.99%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	0.00%	9,223	9.37	86,379	2.45%	2.13%
2023	0.00%	6,061	9.17	55,579	2.96%	3.69%
2022	0.00%	3,127	8.84	27,654	0.66%	-11.89%****
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.00%	744,084	8.75	6,513,687	2.24%	4.16%
2023	0.00%	669,858	8.40	5,629,739	16.15%	-7.85%
2022	0.00%	661,238	9.12	6,030,959	20.79%	8.61%
2021	0.00%	586,558	8.40	4,925,511	4.20%	33.34%
2020	0.00%	646,652	6.30	4,072,362	6.45%	1.35%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	0.00%	14,354	13.19	189,309	4.05%	2.53%
2023	0.00%	8,908	12.86	114,585	3.56%	5.94%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	3,118	12.14	37,858	2.72%	-14.30%
2020	0.00%	711,898	14.35	10,215,419	2.10%	8.64%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2024	0.00%	970	9.83	9,538	3.83%	3.55%
2023	0.00%	552	9.49	5,244	2.24%	7.98%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.00%	81,408	11.21	912,619	4.97%	6.05%
2023	0.00%	73,677	10.57	778,808	4.60%	5.91%
2022	0.00%	8,167	9.98	81,512	1.32%	0.99%****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2024	0.00%	476,808	24.08	11,483,517	1.18%	19.46%
2023	0.00%	358,685	20.16	7,231,406	2.02%	15.92%
2022	0.00%	256,657	17.39	4,463,738	1.51%	-2.87%
2021	0.00%	135,705	17.91	2,429,846	1.19%	27.62%
2020	0.00%	90,035	14.03	1,263,227	1.57%	6.06%
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2024	0.00%	73,404	14.99	1,100,478	2.45%	5.44%
2023	0.00%	57,039	14.22	811,034	1.59%	19.08%
2022	0.00%	41,414	11.94	494,518	2.08%	-6.70%
2021	0.00%	27,119	12.80	347,062	0.92%	15.28%
2020	0.00%	6,990	11.10	77,600	2.86%	4.23%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.00%	56,463	14.35	809,992	0.09%	23.02%
2023	0.00%	1,473	11.66	17,173	0.00%	16.61%****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	0.00%	2,977	9.93	29,561	0.00%	13.67%
2023	0.00%	122	8.73	1,064	0.00%	18.78%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2024	0.00%	269	93.00	25,004	0.00%	35.17%
2023	0.00%	77	68.80	5,284	0.00%	48.96%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2023	0.00%	33	37.02	1,212	1.42%	9.31%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.00%	15,786	66.82	1,054,735	0.00%	1.42%
2023	0.00%	17,451	65.88	1,149,696	0.00%	2.68%
2022	0.00%	16,114	64.16	1,033,868	0.00%	-12.69%
2021	0.00%	16,863	73.48	1,239,126	0.00%	12.83%
2020	0.00%	17,564	65.13	1,143,882	0.00%	29.27%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2024	0.00%	912,680	49.23	44,928,427	0.00%	1.66%
2023	0.00%	994,082	48.43	48,138,655	0.00%	2.96%
2022	0.00%	917,039	47.03	43,130,804	0.00%	-12.47%
2021	0.00%	824,020	53.74	44,279,060	0.00%	13.10%
2020	0.00%	764,571	47.51	36,324,907	0.00%	29.62%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.00%	47,216	12.27	579,182	0.00%	9.04%
2023	0.00%	17,147	11.25	192,907	0.00%	12.50%****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.00%	586	7.69	4,506	1.75%	1.21%
2023	0.00%	522	7.60	3,970	3.90%	9.77%
2022	0.00%	346	6.92	2,395	0.29%	-24.37%****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.00%	371,541	9.53	3,540,784	2.44%	-2.83%
2023	0.00%	390,909	9.81	3,833,917	2.77%	-3.58%
2022	0.00%	439,798	10.17	4,473,769	1.68%	8.39%
2021	0.00%	390,754	9.38	3,667,075	0.44%	18.92%
2020	0.00%	334,958	7.89	2,643,366	1.02%	19.11%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	27,581	11.41	314,762	0.19%	14.80%
2023	0.00%	68,908	9.94	685,011	0.35%	14.33%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2024	0.00%	46,286	12.05	557,672	1.07%	13.41%
2023	0.00%	40,369	10.62	428,866	0.42%	27.98%
2022	0.00%	8,483	8.30	70,416	0.00%	-15.48%****
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2024	0.00%	10,836	12.19	132,059	1.34%	14.89%
2023	0.00%	7,282	10.61	77,253	0.84%	20.13%
2022	0.00%	1,385	8.83	12,231	0.00%	-11.49%****
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.00%	32,252	12.61	406,740	2.48%	15.12%
2023	0.00%	22,030	10.95	241,332	2.39%	8.10%
2022	0.00%	1,120	10.13	11,350	1.41%	-0.66%****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2024	0.00%	82,338	13.09	1,077,813	0.86%	24.84%
2023	0.00%	30,456	10.49	319,349	0.76%	26.11%
2022	0.00%	7,581	8.31	63,030	0.00%	-18.23%****
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2024	0.00%	45,101	11.97	539,683	0.21%	33.14%
2023	0.00%	20,040	8.99	180,121	0.18%	40.13%
2022	0.00%	6,028	6.41	38,662	0.00%	-33.37%****
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2024	0.00%	797	9.38	7,470	2.38%	2.03%
2023	0.00%	527	9.19	4,845	1.09%	6.52%
2022	0.00%	169	8.63	1,458	0.00%	-13.13%****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.00%	116,756	9.21	1,075,179	2.65%	1.24%
2023	0.00%	104,686	9.10	952,198	1.38%	5.58%
2022	0.00%	34,620	8.62	298,258	0.00%	-13.21%****
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.00%	5,312	10.81	57,442	4.93%	6.45%
2023	0.00%	3,820	10.16	38,807	4.02%	11.67%
2022	0.00%	1,635	9.10	14,875	0.00%	-9.36%****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.00%	80,678	8.18	659,612	1.02%	9.01%
2023	0.00%	50,430	7.50	378,220	0.79%	14.65%
2022	0.00%	4,312	6.54	28,207	0.00%	-30.12%****
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2024	0.00%	99,683	10.65	1,061,128	1.88%	10.32%
2023	0.00%	26,040	9.65	251,262	0.00%	15.55%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.00%	47,476	10.75	510,598	1.19%	15.08%
2023	0.00%	35,457	9.35	331,382	1.25%	15.83%
2022	0.00%	9,968	8.07	80,429	0.14%	-18.82%****
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2024	0.00%	40,377	9.17	370,071	2.89%	4.74%
2023	0.00%	27,525	8.75	240,852	2.32%	11.70%
2022	0.00%	18,197	7.83	142,555	0.00%	-26.30%****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2024	0.00%	17,696	10.44	184,748	3.35%	4.89%
2023	0.00%	18,231	9.95	181,451	0.84%	6.16%
2022	0.00%	1,820	9.38	17,064	0.61%	-5.72%****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2024	0.00%	105,148	10.02	1,053,683	2.78%	5.06%
2023	0.00%	79,261	9.54	756,044	2.74%	15.54%
2022	0.00%	52,580	8.26	434,076	0.00%	-16.01%****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	225,376	12.53	2,824,237	1.10%	23.71%
2023	0.00%	158,640	10.13	1,606,902	0.84%	25.95%
2022	0.00%	66,303	8.04	533,226	0.00%	-19.59%****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.00%	8,949	9.68	86,665	2.90%	10.92%
2023	0.00%	326	8.73	2,842	1.60%	11.03%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2024	0.00%	141,297	14.49	2,047,082	2.26%	11.15%
2023	0.00%	130,252	13.03	1,697,702	2.57%	11.31%
2022	0.00%	118,256	11.71	1,384,703	1.75%	-25.90%
2021	0.00%	49,348	15.80	779,802	1.70%	46.87%
2020	0.00%	10,914	10.76	117,426	1.72%	-1.33%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2025

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023
Admitted assets
Invested assets
Bonds	$39,396	$35,432
Stocks	48	49
Mortgage loans, net of allowance	9,874	9,037
Policy loans	412	301
Derivative assets	1,098	937
Cash, cash equivalents and short-term investments	2,339	1,628
Securities lending collateral assets	162	210
Other invested assets	1,404	1,338

Total invested assets	$54,733	$48,932
Accrued investment income	463	416
Deferred federal income tax assets, net	192	175
Corporate-owned life insurance	1,729	1,032
Other assets	365	316
Separate account assets	8,374	5,322

Total admitted assets	$65,856	$56,193

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,112	$43,559
Asset valuation reserve	778	662
Funds held under coinsurance	1,944	1,753
Current federal income taxes payable	47	214
Securities lending payable	161	210
Payable for securities	1,912	1,182
Other liabilities	253	198
Accrued transfers from separate accounts	(222)	(139)
Separate account liabilities	8,374	5,322

Total liabilities	$62,359	$52,961

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	32	33
Additional paid-in capital	5,159	4,759
Unassigned deficit	(1,697)	(1,563)

Total capital and surplus	$3,497	$3,232

Total liabilities, capital and surplus	$65,856	$56,193

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2024	2023	2022
Revenues
Premiums and annuity considerations	$12,365	$9,571	$7,282
Net investment income	2,077	1,451	1,555
Reserve adjustment on reinsurance ceded	(138)	(150)	(158)
Other revenues	714	129	298

Total revenues	$15,018	$11,001	$8,977

Benefits and expenses
Benefits to policyholders and beneficiaries	$5,311	$2,992	$2,097
Increase in reserves for future policy benefits and claims	5,477	5,294	4,312
Net transfers to separate accounts	2,461	1,443	1,104
Commissions	1,181	1,002	825
Other expenses	644	553	498

Total benefits and expenses	$15,074	$11,284	$8,836

(Loss) income before federal income tax (benefit) expense and net realized capital losses on investments	$(56)	$(283)	$141
Federal income tax (benefit) expense	(9)	219	5

(Loss) income before net realized capital losses on investments	$(47)	$(502)	$136
Net realized capital losses on investments, net of federal income tax expense (benefit) of $1, $(3) and $8 in 2024, 2023 and 2022, respectively and excluding $(6), $(18) and $(12) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(16)	(28)	(39)

Net (loss) income	$(63)	$(530)	$97

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

		Special	Additional		Capital
	Capital	surplus	paid-in	Unassigned	and
(in millions	shares	funds	capital	deficit	surplus
Balance as of December 31, 2021	$3	$—	$3,959	$(1,348)	$2,614
Cumulative effect of change in accounting principle (see Note 2)	—	—	—	13	13
Correction of errors (see Note 2)	—	—	—	6	6

Balance as of January 1, 2022	$3	$—	$3,959	$(1,329)	$2,633

Capital contributions from Nationwide Life Insurance Company	—	—	800	—	800
Net income	—	—	—	97	97
Change in asset valuation reserve	—	—	—	(139)	(139)
Change in deferred income taxes	—	—	—	1	1
Change in nonadmitted assets	—	—	—	(66)	(66)
Change in liability for reinsurance in unauthorized companies	—	—	—	(86)	(86)
Change in net unrealized capital gains and losses, net of tax expense of $9	—	—	—	38	38
Other, net	—	—	—	(35)	(35)

Balance as of December 31, 2022	$3	$—	$4,759	$(1,519)	$3,243

Net loss	—	—	—	(530)	(530)
Change in asset valuation reserve	—	—	—	(97)	(97)
Change in deferred income taxes	—	—	—	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	33	—	(196)	(163)
Change in liability for reinsurance in unauthorized companies	—	—	—	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	—	—	—	(3)	(3)
Other, net[1]	—	—	—	501	501

Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

Capital contributions from Nationwide Life Insurance Company	—	—	400	—	400
Net loss	—	—	—	(63)	(63)
Change in asset valuation reserve	—	—	—	(116)	(116)
Change in deferred income taxes	—	—	—	19	19
Change in nonadmitted assets	—	—	—	40	40
Change in net unrealized capital gains and losses, net of tax expense of $5	—	—	—	16	16
Other, net	—	(1)	—	(30)	(31)

Balance as of December 31, 2024	$3	$32	$5,159	$(1,697)	$3,497

1

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in millions)	2024	2023	2022
Cash flows from operating activities:
Premiums collected, net of reinsurance	$11,521	$9,627	$7,291
Net investment income	2,032	1,385	1,526
Other revenue	902	1,579	299
Policy benefits and claims paid	(5,386)	(3,142)	(2,228)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,850)	(1,548)	(1,307)
Net transfers to separate accounts	(1,176)	(1,498)	(1,052)
Policyholders’ dividends paid	(1)	—	(1)
Federal income taxes paid	(158)	(30)	(81)

Net cash provided by operating activities	$5,884	$6,373	$4,447

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,135	$1,198	$1,461
Stocks	—	11	8
Mortgage loans	746	705	616
Other invested assets and other	1,029	546	64

Total Investment proceeds	$4,910	$2,460	$2,149
Cost of investments acquired:
Bonds	$(7,757)	$(5,195)	$(4,645)
Stocks	—	(1)	(7)
Mortgage loans	(1,570)	(1,455)	(1,596)
Derivative assets	(59)	(250)	(45)
Other invested assets and other	(265)	(383)	(1,431)

Total investments acquired	$(9,651)	$(7,284)	$(7,724)
Net increase in policy loans	(111)	(85)	(48)

Net cash used in investing activities	$(4,852)	$(4,909)	$(5,623)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Life Insurance Company	$400	$—	$800
Net change in short-term debt	—	—	(80)
Net change in deposits on deposit-type contract funds and other insurance liabilities	—	(11)	158
Purchase of corporate-owned life insurance	(650)	(500)	(500)
Other cash used	(71)	(581)	(229)

Net cash (used in) provided by financing activities and miscellaneous sources	$(321)	$(1,092)	$149

Net increase (decrease) in cash, cash equivalents and short-term investments	$711	$372	$(1,027)
Cash, cash equivalents and short-term investments at beginning of year	1,628	1,256	2,283

Cash, cash equivalents and short-term investments at end of year	$2,339	$1,628	$1,256

Supplemental disclosure of non-cash activities:
Assets transferred in connection with pension risk transfer transactions	$1,369	$—	$—
Exchange of bond investments	$247	$373	$367

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, life insurance and corporate-owned life insurance (“COLI”) on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company and offers a securities-backed consumer lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net (loss) income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed practice is shown below:

		State of		December 31,
(in millions)	SSAP #	Domicile	2024	2023	2022
Net (Loss) Income
Statutory Net (Loss) Income		OH	$(63)	$(530)	$97
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	189	201	(17)
Reserves for indexed annuities	51	OH	(359)	(161)	707
Tax impact	101	OH	36	(8)	(145)

NAIC SAP			$(197)	$(498)	$642

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

		State of	As of December 31,
(in millions)	SSAP #	Domicile	2024	2023
Capital and Surplus
Statutory Capital and Surplus		OH	$3,497	$3,232
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	898	364
Reserves for indexed annuities	51	OH	(610)	(251)
Tax impact	101	OH	(60)	(24)

NAIC SAP			$3,725	$3,321

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private debt funds, tax credit funds, real estate funds and partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Corporate-owned life insurance:
Variable life insurance[1]	$1,729	$1,032

Total corporate-owned life insurance	$1,729	$1,032

1

The investments underlying the variable life insurance policies are 63% cash and short-term investments, 15% bonds and 22% other invested assets as of December 31, 2024. The investments underlying the variable life insurance policies are 64% cash and short-term investments, 17% real estate, 14% bonds and 5% other invested assets as of December 31, 2023.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Corrections of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $14 million and $13 million as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45 million, an increase to total assets of $44 million and a decrease to total liabilities of $1 million as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39 million as of January 1, 2022.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $38 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The admitted disallowed IMR in the separate accounts was immaterial as of December 31, 2024. There was no admitted disallowed IMR in the separate accounts as of December 31, 2023. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $32 million and $33 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 8, 2025, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account[1]	guaranteed	Total	Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$31,657	$—	$31,657	90%
At book value less current surrender charge of 5% or more	924	—	924	3%
At fair value	—	273	273	1%

Total with market value adjustment or at fair value	$32,581	$273	$32,854	94%
At book value without adjustment (minimal or no charge or adjustment)	2,243	—	2,243	6%
Not subject to discretionary withdrawal	34	—	34	0%

Total, gross	$34,858	$273	$35,131	100%
Less: Reinsurance ceded	(2,327)	—	(2,327)

Total, net	$32,531	$273	$32,804

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$174	$—	$174

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$28,460	$—	$28,460	89%
At book value less current surrender charge of 5% or more	939	—	939	3%
At fair value	6	264	270	1%

Total with market value adjustment or at fair value	$29,405	$264	$29,669	93%
At book value without adjustment (minimal or no charge or adjustment)	2,073	—	2,073	7%
Not subject to discretionary withdrawal	23	—	23	0%

Total, gross	$31,501	$264	$31,765	100%
Less: Reinsurance ceded	(1,855)	—	(1,855)

Total, net	$29,646	$264	$29,910

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$170	$—	$170

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
At fair value	$—	$—	$59	$59	1%

Total with market value adjustment or at fair value	$—	$—	$59	$59	1%
At book value without adjustment (minimal or no charge or adjustment)	9	—	—	9	0%
Not subject to discretionary withdrawal	764	4,988	—	5,752	99%

Total, gross	$773	$4,988	$59	$5,820	100%

Total, net	$773	$4,988	$59	$5,820

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$—	$57	$57	2%

Total with market value adjustment or at fair value	$—	$—	$57	$57	2%
At book value without adjustment (minimal or no charge or adjustment)	10	—	—	10	0%
Not subject to discretionary withdrawal	507	2,651	—	3,158	98%

Total, gross	$517	$2,651	$57	$3,225	100%

Total, net	$517	$2,651	$57	$3,225

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
At fair value	$6	$6	1%

Total with market value adjustment or at fair value	$6	$6	1%
At book value without adjustment (minimal or no charge or adjustment)	34	34	6%
Not subject to discretionary withdrawal	565	565	93%

Total, gross	$605	$605	100%

Total, net	$605	$605

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$—	0%

Total with market value adjustment or at fair value	$—	$—	0%
At book value without adjustment (minimal or no charge or adjustment)	33	33	5%
Not subject to discretionary withdrawal	571	571	95%

Total, gross	$604	$604	100%

Total, net	$604	$604

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$33,296	$30,154
Supplemental contracts with life contingencies, net	8	9
Deposit-type contracts	605	604

Subtotal	$33,909	$30,767
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$5,320	$2,972

Subtotal	$5,320	$2,972

Total annuity actuarial reserves and deposit fund liabilities, net	$39,229	$33,739

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$17	$18	$—	$—	$—
Universal life	338	334	359	—	—	—
Universal life with secondary guarantees	2,899	2,656	8,253	—	—	—
Indexed universal life with secondary guarantees	7,596	6,262	6,801	—	—	—
Other permanent cash value life insurance	—	212	318	—	—	—
Variable life	333	309	645	2,860	2,654	2,654

Subtotal	$11,166	$9,790	$16,394	$2,860	$2,654	$2,654
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	1,332	—	—	—
Disability - active lives	—	—	74	—	—	—
Disability - disabled lives	—	—	62	—	—	—
Miscellaneous reserves	—	—	217	—	—	—

Total, gross	$11,166	$9,790	$18,079	$2,860	$2,654	$2,654
Less: Reinsurance ceded	(386)	(352)	(2,924)	—	—	—

Total, net	$10,780	$9,438	$15,155	$2,860	$2,654	$2,654

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$17	$18	$—	$—	$—
Universal life	340	336	361	—	—	—
Universal life with secondary guarantees	2,727	2,359	7,293	—	—	—
Indexed universal life with secondary guarantees	6,219	4,949	5,522	—	—	—
Other permanent cash value life insurance	—	196	298	—	—	—
Variable life	281	257	546	2,328	2,158	2,158

Subtotal	$9,567	$8,114	$14,038	$2,328	$2,158	$2,158
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	1,311	—	—	—
Disability - active lives	—	—	66	—	—	—
Disability - disabled lives	—	—	51	—	—	—
Miscellaneous reserves	—	—	228	—	—	—

Total, gross	$9,567	$8,114	$15,694	$2,328	$2,158	$2,158
Less: Reinsurance ceded	(412)	(366)	(2,928)	—	—	—

Total, net	$9,155	$7,748	$12,766	$2,328	$2,158	$2,158

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life insurance, net	$14,893	$12,512
Disability - active lives, net	73	65
Disability - disabled lives, net	61	50
Miscellaneous reserves, net	128	139

Subtotal	$15,155	$12,766
Separate accounts annual statement:
Life insurance	$2,654	$2,158

Subtotal	$2,654	$2,158

Total life insurance actuarial reserves, net	$17,809	$14,924

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$332	$—	$320	$—
Life insurance	2,861	—	2,329	—
Pension risk transfer group annuities	5,181	—	2,673	—

Total	$8,374	$—	$5,322	$—

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$2,484	$375	$2,859

Reserves
For accounts with assets at:
Fair value	$—	$2,986	$2,986
Amortized cost	4,988	—	4,988

Total reserves[1]	$4,988	$2,986	$7,974

By withdrawal characteristics:
At fair value	$—	$2,986	$2,986

Subtotal	$—	$2,986	$2,986
Not subject to discretionary withdrawal	4,988	—	4,988

Total reserves[1]	$4,988	$2,986	$7,974

1

The total reserves balance does not equal the liabilities related to separate accounts of $8.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $400 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$1,401	$271	$1,672

Reserves
For accounts with assets at:
Fair value	$—	$2,479	$2,479
Amortized cost	2,651	—	2,651

Total reserves[1]	$2,651	$2,479	$5,130

By withdrawal characteristics:
At fair value	$—	$2,479	$2,479

Subtotal	$—	$2,479	$2,479
Not subject to discretionary withdrawal	2,651	—	2,651

Total reserves[1]	$2,651	$2,479	$5,130

1

The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $192 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$2,859	$1,671	$1,217
Transfers from separate accounts	(405)	(237)	(121)

Net transfers to separate accounts	$2,454	$1,434	$1,096
Reconciling adjustments:
Exchange accounts offsetting in the general account	7	9	8

Net transfers as reported in the statutory statements of operations	$2,461	$1,443	$1,104

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$1	$—	$—	$1
States, territories and possessions	612	2	54	560
Political subdivisions	204	—	26	178
Special revenues	1,809	6	183	1,632
Industrial and miscellaneous	31,904	136	2,582	29,458
Loan-backed and structured securities	4,866	22	91	4,797

Total bonds	$39,396	$166	$2,936	$36,626

Common stocks unaffiliated	45	—	—	45
Preferred stocks unaffiliated	3	—	—	3

Total unaffiliated stocks	$48	$—	$—	$48

Total bonds and unaffiliated stocks	$39,444	$166	$2,936	$36,674

December 31, 2023
Bonds:
U.S. Government	$36	$1	$—	$37
States, territories and possessions	469	5	38	436
Political subdivisions	215	1	24	192
Special revenues	1,736	16	145	1,607
Industrial and miscellaneous	28,721	194	2,245	26,670
Loan-backed and structured securities	4,255	17	123	4,149

Total bonds	$35,432	$234	$2,575	$33,091

Common stocks unaffiliated	45	—	—	45
Preferred stocks unaffiliated	4	—	—	4

Total unaffiliated stocks	$49	$—	$—	$49

Total bonds and unaffiliated stocks	$35,481	$234	$2,575	$33,140

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,199	$1,193
Due after one year through five years	11,592	11,272
Due after five years through ten years	8,622	8,089
Due after ten years	13,117	11,275

Total bonds excluding loan-backed and structured securities	$34,530	$31,829
Loan-backed and structured securities	4,866	4,797

Total bonds	$39,396	$36,626

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$—	$—	$1	$—	$1	$—
States, territories and possessions	151	5	281	49	432	54
Political subdivisions	15	1	147	25	162	26
Special revenues	242	7	1,159	175	1,401	182
Industrial and miscellaneous	5,006	146	18,747	2,613	23,753	2,759
Loan-backed and structured securities	313	2	1,185	90	1,498	92

Total bonds	$5,727	$161	$21,520	$2,952	$27,247	$3,113

December 31, 2023
Bonds:
U.S. Government	$—	$—	$1	$—	$1	$—
States, territories and possessions	5	—	305	38	310	38
Political subdivisions	11	—	153	24	164	24
Special revenues	37	—	1,238	145	1,275	145
Industrial and miscellaneous	760	39	21,011	2,297	21,771	2,336
Loan-backed and structured securities	261	2	2,044	122	2,305	124

Total bonds	$1,074	$41	$24,752	$2,626	$25,826	$2,667

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Mortgage Loans, Net of Allowance

As of December 31, 2024 and 2023 the Company had no mortgage loans with an allowance for credit losses. For the year ended December 31, 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgement, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $6 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,834	$56	$3,890	$3,871	$19	$3,890
Industrial	2,630	80	2,710	2,710	—	2,710
Office	930	155	1,085	1,084	1	1,085
Retail	1,772	32	1,804	1,804	—	1,804
Other	299	40	339	339	—	339

Total[1]	$9,465	$363	$9,828	$9,808	$20	$9,828

Weighted average DSC ratio	2.21	1.54	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	70%	61%

December 31, 2023
Apartment	$3,684	$15	$3,699	$3,659	$40	$3,699
Industrial	2,108	—	2,108	2,108	—	2,108
Office	1,023	79	1,102	1,102	—	1,102
Retail	1,724	12	1,736	1,736	—	1,736
Other	286	27	313	313	—	313

Total[1]	$8,825	$133	$8,958	$8,918	$40	$8,958

Weighted average DSC ratio	2.20	1.34	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	73%	59%

1	Excludes $46 million and $79 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 24.0% in a geographic region in the U.S., no more than 40.0% and 42.0% in a property type, respectively, and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 and 2023 were 6.5% and 5.1% and 12.0% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89.0% and 78.0%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $210 million and $246 million as of December 31, 2024 and 2023, respectively. The Company held $161 million and $210 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets was $162 million and $210 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $165 million and $215 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $54 million and $42 million in non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$1,695	$1,397	$1,122
Mortgage loans	399	345	310
Policy loans	9	13	8
Derivative instruments[1]	(55)	(356)	88
Other	88	102	68

Gross investment income	$2,136	$1,501	$1,596
Investment expenses	(59)	(50)	(41)

Net investment income	$2,077	$1,451	$1,555

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $463 million and $416 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$21	$7	$6
Gross losses on sales	(23)	(25)	(39)

Net realized capital losses on sales	$(2)	$(18)	$(33)
Other-than-temporary impairments	(19)	(31)	(10)

Total net realized capital losses	$(21)	$(49)	$(43)
Tax (expense) benefit on net losses	(1)	3	(8)

Net realized capital losses, net of tax	$(22)	$(46)	$(51)
Less: Net realized losses transferred to the IMR	(6)	(18)	(12)

Net realized capital losses, net of tax and transfers to the IMR	$(16)	$(28)	$(39)

For the year ended December 31, 2024, the gross realized gains and gross realized losses on sales of bonds were $7 million and $22 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $2 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $482 million and $501 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $37 million and $10 million of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2024 and 2023, there was $320 million and $151 million of outstanding commitments to purchase bonds, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Equity Market Risk Management. The Company has a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Cross currency swaps	$2,497	$189	$212	$(9)	$1
Options	52,961	903	1,825	—	—
Total return swaps	470	—	—	—	—
Futures	218	—	—	—	—

Total derivatives[1]	$56,146	$1,092	$2,037	$(9)	$1

December 31, 2023
Cross currency swaps	$1,871	$87	$136	$(15)	$1
Options	46,984	833	1,196	—	—
Total return swaps	192	—	—	—	—
Futures	252	—	—	—	—

Total derivatives[1]	$49,299	$920	$1,332	$(15)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $1.9 billion and $1.1 billion of cash collateral and held $225 million and $296 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $9 million and $10 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $7 million and $10 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Unrealized gains (losses) recorded in capital and surplus
	December 31,
(in millions)	2024	2023	2022
Cross-currency swaps	$101	$(52)	$131

Total	$101	$(52)	$131

There were no realized gains or losses recorded in operations for the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$—	$5	$—	$5
Preferred stocks unaffiliated	—	—	3	3
Common stocks unaffiliated	—	45	—	45
Separate account assets	3,193	—	—	3,193

Assets at fair value	$3,193	$50	$3	$3,246

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2023	$4
Net gains (losses):
In surplus	(1)

Balance as of December 31, 2024	$3

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$—	$3	$—	$3
Preferred stocks unaffiliated	—	—	4	4
Common stocks unaffiliated	—	45	—	45
Separate account assets	2,650	—	—	2,650

Assets at fair value	$2,650	$48	$4	$2,702

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2022	$3
Net gains (losses):
In surplus	1
Purchases	1
Sales	(1)

Balance as of December 31, 2023	$4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds	$1	$28,704	$7,916	$36,621	$39,391
Mortgage loans, net of allowance	—	—	8,653	8,653	9,874
Policy loans	—	—	412	412	412
Derivative assets	—	212	1,825	2,037	1,098
Cash, cash equivalents and short-term investments	(5)	2,344	—	2,339	2,339
Securities lending collateral assets	162	—	—	162	162
Separate account assets	580	2,815	1,603	4,998	5,181

Total assets	$738	$34,075	$20,409	$55,222	$58,457

Liabilities
Investment contracts	$—	$—	$504	$504	$556
Derivative liabilities	—	9	—	9	6

Total liabilities	$—	$9	$504	$513	$562

December 31, 2023
Assets
Bonds	$37	$26,817	$6,234	$33,088	$35,429
Mortgage loans, net of allowance	—	—	7,904	7,904	9,037
Policy loans	—	—	301	301	301
Derivative assets	—	136	1,196	1,332	937
Cash, cash equivalents and short-term investments	5	1,623	—	1,628	1,628
Securities lending collateral assets	210	—	—	210	210
Separate account assets	80	1,606	986	2,672	2,672

Total assets	$332	$30,182	$16,621	$47,135	$50,214

Liabilities
Investment contracts	$—	$—	$560	$560	$556
Derivative liabilities	—	15	—	15	17

Total liabilities	$—	$15	$560	$575	$573

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$578	$14	$592
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$578	$14	$592
Less: Deferred tax assets nonadmitted	327	—	327

Net admitted deferred tax assets	$251	$14	$265
Less: Deferred tax liabilities	46	27	73

Net admitted deferred tax assets	$205	$(13)	$192

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$544	$15	$559
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$544	$15	$559
Less: Deferred tax assets nonadmitted	330	—	330

Net admitted deferred tax assets	$214	$15	$229
Less: Deferred tax liabilities	38	16	54

Net admitted deferred tax assets	$176	$(1)	$175

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$592	$559	$33
Total deferred tax liabilities	(73)	(54)	(19)

Net deferred tax assets	$519	$505	$14
Less: Tax effect of unrealized gains and losses			(5)

Change in deferred income tax			$19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	184	8	192
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	67	6	73

Admitted deferred tax assets	$251	$14	$265

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$2	$2
Adjusted gross deferred tax assets expected to be realized[1]	168	5	173
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	46	8	54

Admitted deferred tax assets	$214	$15	$229

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $496 million and $459 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.3 billion and $3.1 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 640% and 654% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	5.30%	0.00%	5.30%
Net admitted adjusted gross deferred tax assets	11.83%	0.00%	11.83%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$178	$206	$(28)
Investments	43	43	—
Deferred acquisition costs	296	268	28
Tax credit carry-forward	32	—	32
Other	29	27	2

Subtotal	$578	$544	$34

Nonadmitted	(327)	(330)	3

Admitted ordinary deferred tax assets	$251	$214	$37

Capital:
Investments	14	15	(1)

Subtotal	$14	$15	$(1)

Admitted capital deferred tax assets	$14	$15	$(1)

Admitted deferred tax assets	$265	$229	$36

Deferred tax liabilities
Ordinary:
Investments	$(16)	$(13)	$(3)
Future policy benefits and claims	(13)	(13)	—
Other	(17)	(12)	(5)

Subtotal	$(46)	$(38)	$(8)

Capital:
Investments	(27)	(16)	(11)

Subtotal	$(27)	$(16)	$(11)

Deferred tax liabilities	$(73)	$(54)	$(19)

Net deferred tax assets	$192	$175	$17

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to (loss) income before tax as follows, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Current income tax (benefit) expense	$(8)	$216	$13
Change in deferred income tax (without tax on unrealized gains and losses)	(19)	(195)	(1)

Total income tax (benefit) expense reported	$(27)	$21	$12

(Loss) income before income and capital gains taxes	$(71)	$(314)	$110
Federal statutory tax rate	21%	21%	21%

Expected income tax (benefit) expense at statutory tax rate	$(15)	$(66)	$23
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	(6)	104	(7)
Other	(6)	(17)	(4)

Total income tax (benefit) expense reported	$(27)	$21	$12

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes the tax credit carryforwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Corporate alternative minimum tax credits	$31	2024	N/A

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $25 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $553 million as of December 31, 2024 and 2023, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Borrowings are not subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $554 million and $553 million for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $2.4 billion (3.7% of total admitted assets) and fair value of $2.2 billion (3.4% of total admitted assets) as of December 31, 2024 and carrying value of $1.8 billion (3.1% of total admitted assets) and fair value of $1.6 billion (2.9% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $2.4 billion and fair value of $2.3 billion for the year ended December 31, 2024, and a carrying value of $1.8 billion and fair value of $1.5 billion for the year ended December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023 and 2022 included premiums of $44 million and $65 million, respectively, benefits and claims of $51 million and $82 million, respectively, and net investment earnings on funds withheld assets of $38 million and $50 million, respectively. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million.

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2024 and 2023 (inclusive of the initial settlement) included premiums of $83 million and $2.3 billion, respectively, benefits and claims of $105 million and $30 million, respectively and net investment earnings on funds withheld assets of $63 million and $15 million, respectively. In order for the Company to record a reinsurance reserve credit of $2.3 billion for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value of $1.4 billion, and a fair value of $1.3 billion as of December 31, 2024 and 2023. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $861 million and $853 million as of December 31, 2024 and 2023, respectively, as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts payable to Eagle related to the reinsurance agreement were $5 million as of December 31, 2024. Amounts receivable from Eagle related to the reinsurance agreement were $4 million as of December 31, 2023.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2024, 2023 and 2022 included premiums of $226 million, $158 million and $112 million, respectively, and net investment earnings on funds withheld assets of $17 million, $10 million and $6 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets was $499 million and $328 million, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded was $2.3 billion and $1.8 billion, respectively. Amounts payable to Eagle related to the reinsurance agreement was $21 million as of December 31, 2024. Amounts receivable from Eagle related to the reinsurance agreement was $24 million as of December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of December 31, 2024 and 2023, respectively, and amounts recoverable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums ceded under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $457 million and $489 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial and $68 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $61 million and $27 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $201 million, $160 million and $138 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $1.9 billion and $1.5 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company an immaterial amount for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $961 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $1.5 billion and $782 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2023, the Company received a total distribution from Olentangy of $80 million, comprised of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2024, the Company received capital contributions of $400 million from NLIC. During 2023, the Company received no capital contributions from NLIC. During 2025, the Company received additional capital contributions of $100 million from NLIC as of the subsequent event date.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2024 and 2023 were immaterial.

During 2024 and 2023, the Company paid capital contributions of $6 million and $5 million, respectively, to NWSBL. During 2025, the Company paid an additional capital contribution of $7 million to NWSBL as of the subsequent event date. The entire investment in NWSBL was nonadmitted as of December 31, 2024 and 2023.

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NTC had an outstanding borrowing of $90 million. Upon maturity on March 21, 2024, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 20, 2025. As of December 31, 2024, NTC had an outstanding balance of $90 million. Upon maturity on March 20, 2025, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 19, 2026. The outstanding balance on this note is $90 million as of the subsequent event date.

The Company and NWSBL have entered into a $550 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $550 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding balance of $550 million. Upon maturity on February 28, 2024, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $550 million. Upon maturity on February 27, 2025, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $550 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $38 million and $40 million as of December 31, 2024 and 2023, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLIC. The impact of this transaction was immaterial to net income and capital and surplus.

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NLIC for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024 was $3.5 billion and statutory net loss for 2024 was $63 million. Due to the Company’s unassigned deficit as of December 31, 2024, any dividend paid by the Company in 2025 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in millions):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1	$1	$1
U.S. Government and agencies	17	17	17
Obligations of states and political subdivisions	2,192	1,975	2,192
Foreign governments	414	375	414
Public utilities	4,942	4,490	4,909
All other corporate, mortgage-backed and asset-backed securities	32,020	29,768	31,863

Total fixed maturity securities	$39,586	$36,626	$39,396

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	45	45	45
Nonredeemable preferred stocks	2	3	3

Total equity securities	$47	$48	$48

Mortgage loans	9,874		9,874
Cash, cash equivalents and short-term investments	2,339		2,339
Policy loans	412		412
Other long-term investments[1]	2,625		2,625

Total invested assets	$54,883		$54,694

1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $39 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2024
Life insurance in force	$294,948	$(96,950)	$—	$197,998	—
Life insurance premiums	$3,312	$(265)	$—	$3,047	—

2023
Life insurance in force	$267,086	$(94,561)	$—	$172,525	—
Life insurance premiums	$2,879	$(623)	$—	$2,256	—

2022
Life insurance in force	$242,505	$(70,213)	$—	$172,292	—
Life insurance premiums	$2,639	$(220)	$—	$2,419	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V	Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022 (in millions):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2024
Valuation allowances - mortgage loans	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2023
Valuation allowances - mortgage loans[2]	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2022
Valuation allowances - mortgage loans	$48	$7	$—	$—	$55
Valuation allowances - net deferred tax assets	—	—	—	—	—

1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2024, 2023 and 2022 was $192 million, $175 million and $150 million, respectively.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.